     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2010

                                                              FILE NO. 033-28551

                                                                       811-04613

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D. C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 33                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 65                                                            /X/

                               VARIABLE ACCOUNT C

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              2323 GRAND BOULEVARD
                             KANSAS CITY, MO 64108

                   (Address of Depositor's Principal Offices)

                                 (816) 474-2345

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
           REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT TO
         RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 3, 2010, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                        NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 3, 2010. However, it will also be distributed to owners who purchase their policy before May 3, 2010.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 3, 2010. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

WALL STREET SERIES VUL220

FLEXIBLE PREMIUM INDIVIDUAL VARIABLE LIFE INSURANCE POLICIES
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY

ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CT 06102-5085

TELEPHONE: 1 800-800-2000 EXT. 13028


PROSPECTUS DATED : MAY 3, 2010


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This Prospectus describes information about the Wall Street Series VUL220 variable life insurance. Some policy features may not be available in some states and there may be variations in your Policy from descriptions contained in this prospectus because of differences in state law that affect the Policies.

Wall Street Series VUL220 is a flexible premium variable life insurance policy. It is:

X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.

You must allocate your Premium Payment to "Sub-Accounts." The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products and certain other non-public investors ("Funds"). These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund even though they may have similar investment strategies and the same portfolio managers as retail mutual funds. This policy offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following portfolio companies: Hartford Series Fund, Inc. and Hartford Series Fund II, Inc. The Funds are described in greater detail in "The Funds" section of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy is no longer available for sale. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.

This prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

2                                           UNION SECURITY INSURANCE COMPANY

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TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                                  3
FEE TABLES                                                                     5
ABOUT US                                                                       8
  Union Security Insurance Company                                             8
  Variable Account C                                                           8
  The Funds                                                                    8
  The General Account                                                         11
CHARGES AND DEDUCTIONS                                                        11
YOUR POLICY                                                                   13
PREMIUMS                                                                      19
DEATH BENEFITS AND POLICY VALUES                                              22
MAKING WITHDRAWALS FROM YOUR POLICY                                           22
LOANS                                                                         23
LAPSE AND REINSTATEMENT                                                       24
FEDERAL TAX CONSIDERATIONS                                                    25
LEGAL PROCEEDINGS                                                             30
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                        30
FINANCIAL STATEMENTS                                                          30
GLOSSARY OF SPECIAL TERMS                                                     31
WHERE YOU CAN FIND MORE INFORMATION                                           32
STATEMENT OF ADDITIONAL INFORMATION

UNION SECURITY INSURANCE COMPANY                                           3

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. The Insured is the person whose life is insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the insured dies, we pay a death benefit to your beneficiary. However, your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values. You select one of two death benefit options:

-   LEVEL OPTION ("OPTION A"): The death benefit equals the current Face Amount.

- RETURN OF POLICY VALUE OPTION ("OPTION B"): The death benefit is the current Face Amount plus the Policy Value of your policy.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest, or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

GUARANTEED DEATH BENEFIT -- Generally, your death benefit coverage will last as long as there is enough Cash Surrender Value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the Guaranteed Death Benefit your policy will lapse if the Cash Surrender Value of your policy is insufficient to pay your monthly charges. However, when the Guaranteed Death Benefit feature is in effect, the policy will not lapse, regardless of the investment performance of the underlying funds.

INVESTMENT OPTIONS -- You may invest in a variety of investment options and a General Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premiums any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- You have a limited right to return the policy for cancellation after purchase. See "Your Policy -- Policy Rights."

WITHDRAWALS AND SURRENDERS -- You may take money out of your policy once per year after the first policy year, subject to certain minimums. You may also surrender your policy in full. (See "Risks of Your Policy," below).

LOANS -- You may use this policy as collateral to obtain a loan from Us.

SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

TAX BENEFITS -- In most cases, you are not taxed on earnings until you take earnings out of the policy (commonly known as "tax-deferral"). The death benefit may be subject to Federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value).You should read the prospectuses for the Funds for information about the risks of each investment option.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period because surrenders may be subject to a surrender charge. The surrender charge is proportionally higher during the early years of the policy, and may more than offset any increase in Policy Value.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You are limited to one withdrawal per year after the first policy year. Withdrawals will reduce your policy's death benefit, and may be subject to a transaction fee.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number

4                                           UNION SECURITY INSURANCE COMPANY

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and frequency of transfers among your investment options and the General
Account.

LOANS -- Taking a loan from your policy may increase the risk that your policy will lapse, will have a permanent effect on the policy's Policy Value, and will reduce the death proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances, your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. See "Taxes."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes may impact the expected benefits of purchasing this policy.

CREDIT RISK -- Any Death Benefit gurantee products by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI).

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

UNION SECURITY INSURANCE COMPANY                                           5

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge (1)      Through monthly and daily deductions      Maximum Charge:
                      from policy value.                        7.5% of each premium payment.
Premium Tax Charge    Through monthly and daily deductions      Maximum Charge:
(1)                   from policy value.                        2.5% of each premium payment
                                                                Current Charge:
                                                                2.2% of each premium payment
Surrender Charge      When your policy lapses or is             Maximum Charge:
                      surrendered during the first 11 policy    $40.00 per $1,000 of Face Amount surrendered.
                      years, or during the first 11 policy
                      years after any requested increase in
                      Face Amount.
Transaction Fee       When you make a withdrawal or a transfer  Maximum Charge:
                      between investment options.               Lesser of $25 or 2% of the amount withdrawn or transferred.
                                                                Current Charge:
                                                                $0 per transaction.
Loan Interest Rate    Annually in advance if you have taken a   Maximum Charge: 6.97% annually
(2)                   loan on your policy.

(1) Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. We reserve the right to take up to 2.5% for Premium tax directly from the premium paid. If taken from the premium, the amount taken through monthly and daily deductions will be reduced by a corresponding amount. The sales charge and the premium tax charge both combined will never exceed those maximum charges shown in the table above.

(2)  Loan Accounts are credited with interest at an annual rate of 5.0%.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
COST OF INSURANCE     MONTHLY.                                  MINIMUM CHARGE:
CHARGES (1)                                                     $.68 PER $1,000 OF AMOUNT OF RISK FOR A ISSUE AGE 10, FEMALE
                                                                NON-SMOKER.
                                                                MAXIMUM CHARGE:
                                                                $378.76 PER $1,000 OF AMOUNT OF RISK FOR A MALE SMOKER, ATTAINED AGE
                                                                94.
                                                                CHARGE FOR REPRESENTATIVE INSURED:
                                                                $1.50 PER $1,000 OF AMOUNT OF RISK FOR A MALE NON-SMOKER, ISSUE AGE
                                                                34.
MONTHLY               MONTHLY.                                  MAXIMUM CHARGE:
ADMINISTRATIVE                                                  $7.50 PLUS $0.13 PER $1,000 OF FACE AMOUNT
CHARGE                                                          CURRENT CHARGE:
                                                                $4.50 PER MONTH
GUARANTEED DEATH      MONTHLY.                                  MAXIMUM CHARGE: $0.01 PER $1,000 OF FACE AMOUNT
BENEFIT CHARGE
MORTALITY AND         DAILY.                                    MAXIMUM CHARGE: 0.90% ANNUALLY OF POLICY VALUE INVESTED IN THE SUB-
EXPENSE RISK CHARGE                                             ACCOUNTS.
POLICY VALUE          MONTHLY.                                  $4.00 PER MONTH PLUS A DAILY DEDUCTION AT AN ANNUAL RATE OF 0.27% OF
ADVANCES RECOVERY                                               POLICY VALUE INVESTED IN THE SUB-ACCOUNTS.
CHARGE
WAIVER OF SELECTED    MONTHLY.                                  MINIMUM CHARGE:
AMOUNT RIDER (2)                                                $3.06 PER $100 OF SELECTED AMOUNT FOR AN INSURED AGE 18-24.
                                                                MAXIMUM CHARGE:
                                                                $24.10 PER $100 OF SELECTED AMOUNT FOR AN INSURED AGE 59.
                                                                CHARGE FOR REPRESENTATIVE INSURED:
                                                                $2.33 PER $100 OF SELECTED AMOUNT FOR AN INSURED AGE 34.

6                                           UNION SECURITY INSURANCE COMPANY

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
       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Waiver of Monthly     Monthly.                                  Minimum Charge:
Deduction Rider (3)                                             $0.07 per $1,000 of amount at risk for a non-smoker, age 15.
                                                                Maximum Charge:
                                                                $6.32 per $1,000 of amount at risk for a standard, age 59.
                                                                Charge for representative insured:
                                                                $0.12 per $1,000 of amount at risk for a non-smoker, age 34.
Additional Insured    Monthly.                                  Minimum Charge:
Rider (4)                                                       $.71 per $1,000 of benefit for a female, issue age 0, during the first policy year.
                                                                Maximum Charge:
                                                                $326.09 per $1,000 of benefit for a male smoker, attained age 94.
                                                                Charge for representative insured:
                                                                $1.16 per $1,000 of benefit for a female, issue age 34, standard non-smoker during the first policy year.
Primary Insured       Monthly.                                  Minimum Charge:
Rider (4)                                                       $0.22 per $1,000 of benefit for a female, issue age 0, during the first policy year.
                                                                Maximum Charge:
                                                                $13.55 per $1,000 of benefit for a 70-year-old male smoker.
                                                                Charge for representative insured:
                                                                $0.88 per $1,000 of benefit for a male, issue age 34, standard non-smoker, during the first policy year.
Child Insurance       Monthly.                                  Maximum and Current Charge:
Rider                                                           $6.50 per $1,000 of benefit
Accelerated Benefit   At the time of receipt of a benefit.      Maximum Charge:
Rider                 Charge is an interest discount of the     10% interest discount plus $300
                      accelerated benefit plus an               Current Charge:
                      administrative charge.                    5.27% interest discount plus $50


(1) The cost of insurance charge varies based on individual characteristics of amount at risk, gender, age, policy year, and underwriting class. At any time the "amount at risk" is the death benefit reduced by a factor less the Policy Value. For substandard risks such as aviation, the charge includes a flat dollar amount per $1,000 of Face Amount. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(2) This charge varies based on individual characteristics of the selected amount to be waived, and the age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(3) This charge varies based on individual characteristics of the amount at risk, underwriting class, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

(4) This charge varies based on individual characteristics of the amount of death benefit of the rider, underwriting class, policy year, and age of the insured. The charges shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by obtaining a personalized illustration free of charge from your financial representative or by calling us at 1-800-800-2000 ext. 13028.

UNION SECURITY INSURANCE COMPANY                                           7

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                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2009.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.35%              1.05%
(these are expenses that are deducted from Fund assets,
including management fees, distribution,
and/or service (12b-1) fees, and other expenses)


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2009. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund. Not all of the funds listed below are available to new investments or transfers of contract value. Please refer to the fund objective table for more details.



                       UNDERLYING FUND FEES AND EXPENSES



                 (as a percentage of average daily net assets)




                                                              DISTRIBUTION
                                                                 AND/OR                             ACQUIRED FUND
                                           MANAGEMENT       SERVICE (12B-1)          OTHER             FEES AND
UNDERLYING FUND:                               FEE               FEES*             EXPENSES            EXPENSES
--------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund --Class IA                             0.610%               N/A               0.050%               N/A
 Hartford Small/Mid Cap Equity HLS
  Fund -- Class IA                            0.800%               N/A               0.070%               N/A
 Hartford SmallCap Growth HLS Fund --
  Class IA                                    0.620%               N/A               0.060%               N/A
 Hartford SmallCap Value HLS Fund --
  Class IA                                    0.890%               N/A               0.160%               N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.450%               N/A               0.040%               N/A
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund - - Class
  IA                                          0.610%               N/A               0.040%               N/A
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.630%               N/A               0.050%               N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.710%               N/A               0.040%               N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.640%               N/A               0.050%               N/A
 Hartford Global Growth HLS Fund --
  Class IA                                    0.740%               N/A               0.070%               N/A
 Hartford Growth HLS Fund --Class IA          0.790%               N/A               0.060%               N/A
 Hartford High Yield HLS Fund -- Class
  IA                                          0.700%               N/A               0.050%               N/A
 Hartford Index HLS Fund --Class IA           0.300%               N/A               0.050%               N/A
 Hartford International Opportunities
  HLS Fund --Class IA                         0.670%               N/A               0.070%               N/A
 Hartford Money Market HLS Fund --
  Class IA                                    0.400%               N/A               0.080%               N/A
 Hartford Stock HLS Fund --Class IA           0.470%               N/A               0.040%               N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.460%               N/A               0.050%               N/A

                                                               CONTRACTUAL
                                                                FEE WAIVER           NET TOTAL
                                          TOTAL ANNUAL            AND/OR              ANNUAL
                                            OPERATING            EXPENSE             OPERATING
UNDERLYING FUND:                            EXPENSES          REIMBURSEMENT          EXPENSES
--------------------------------------  ----------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund --Class IA                             0.660%                N/A                0.660%
 Hartford Small/Mid Cap Equity HLS
  Fund -- Class IA                            0.870%                N/A                0.870%
 Hartford SmallCap Growth HLS Fund --
  Class IA                                    0.680%                N/A                0.680%
 Hartford SmallCap Value HLS Fund --
  Class IA                                    1.050%                N/A                1.050%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.490%                N/A                0.490%
HARTFORD SERIES FUND, INC.
 Hartford Advisers HLS Fund - - Class
  IA                                          0.650%                N/A                0.650%
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.680%                N/A                0.680%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.750%                N/A                0.750%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.690%                N/A                0.690%
 Hartford Global Growth HLS Fund --
  Class IA                                    0.810%                N/A                0.810%
 Hartford Growth HLS Fund --Class IA          0.850%                N/A                0.850%
 Hartford High Yield HLS Fund -- Class
  IA                                          0.750%                N/A                0.750%
 Hartford Index HLS Fund --Class IA           0.350%                N/A                0.350%
 Hartford International Opportunities
  HLS Fund --Class IA                         0.740%                N/A                0.740%
 Hartford Money Market HLS Fund --
  Class IA                                    0.480%                N/A                0.480%
 Hartford Stock HLS Fund --Class IA           0.510%                N/A                0.510%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.510%                N/A                0.510%

8                                           UNION SECURITY INSURANCE COMPANY

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ABOUT US

UNION SECURITY INSURANCE COMPANY


Union Security Insurance Company ("Union Security" or the "Company") is the issuer of the contracts. Union Security is a Kansas corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.


Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; its mailing address is P.O. Box 5085, Hartford, CT 06102-5085. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C

The Sub-Accounts are subdivisions of our separate account, called Variable Account C. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The Company is obligated to pay all amounts promised to policy owners under the policy. Your assets in the Separate Account are held exclusively for your benefit and may not be used for any of our other liabilities.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. In addition, in a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge and other policy charges, may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Account Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Account Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Account Value may decrease in value.

YOU MAY ORDER A FUND'S STATEMENT OF ADDITIONAL INFORMATION FREE OF CHARGE BY CALLING US AT 1-800-800-2000 EXTENSION 13028. You should read the following investment objectives and the prospectuses for each of the Funds listed below for detailed information about each Fund before investing. The Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "General Account," which pays a declared interest rate. See "The General Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus.


FUNDING OPTION                                 INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS     Seeks capital appreciation                    HL Investment Advisors, LLC
  FUND -- CLASS IA                                                                   Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD SMALL/MID CAP EQUITY HLS     Seeks long-term growth of capital             HL Investment Advisors, LLC
  FUND -- CLASS IA (1)                                                               Sub-advised by Hartford Investment
                                                                                     Management Company

UNION SECURITY INSURANCE COMPANY                                           9

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
FUNDING OPTION                                 INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALLCAP GROWTH HLS FUND --  Seeks long-term capital appreciation          HL Investment Advisors, LLC
  CLASS IA                                                                           Sub-advised by Wellington Management
                                                                                     Company, LLP and Hartford Investment
                                                                                     Management Company
 HARTFORD SMALLCAP VALUE HLS FUND --   Seeks capital appreciation                    HL Investment Advisors, LLC
  CLASS IA                                                                           Sub-advised by Kayne Anderson Rudnick
                                                                                     Investment Management, LLC, Metropolitan
                                                                                     West Capital Management, LLC and SSgA Funds
                                                                                     Management, Inc.
 HARTFORD U.S. GOVERNMENT SECURITIES   Seeks to maximize total return while          HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                 providing shareholders with a high level of   Sub-advised by Hartford Investment
                                       current income consistent with prudent        Management Company
                                       investment risk
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS   Seeks maximum long-term total return          HL Investment Advisors, LLC
  IA                                                                                 Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS     Seeks growth of capital                       HL Investment Advisors, LLC
  FUND -- CLASS IA ++                                                                Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND  Seeks growth of capital                       HL Investment Advisors, LLC
  -- CLASS IA                                                                        Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS      Seeks a high level of current income          HL Investment Advisors, LLC
  FUND -- CLASS IA                     consistent with growth of capital             Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --    Seeks growth of capital                       HL Investment Advisors, LLC
  CLASS IA (2)                                                                       Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA  Seeks long-term capital appreciation          HL Investment Advisors, LLC
                                                                                     Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD HIGH YIELD HLS FUND --       Seeks high current income with growth of      HL Investment Advisors, LLC
  CLASS IA                             capital as a secondary objective              Sub-advised by Hartford Investment
                                                                                     Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA   Seeks to provide investment results which     HL Investment Advisors, LLC
                                       approximate the price and yield performance   Sub-advised by Hartford Investment
                                       of publicly traded common stocks in the       Management Company
                                       aggregate
 HARTFORD INTERNATIONAL OPPORTUNITIES  Seeks long-term growth of capital             HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                               Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD MONEY MARKET HLS FUND --     Maximum current income consistent with        HL Investment Advisors, LLC
  CLASS IA                             liquidity and preservation of capital         Sub-advised by Hartford Investment
                                                                                     Management Company
 HARTFORD STOCK HLS FUND -- CLASS IA   Seeks long-term growth of capital             HL Investment Advisors, LLC
                                                                                     Sub-advised by Wellington Management
                                                                                     Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND   Seeks a competitive total return, with        HL Investment Advisors, LLC
  -- CLASS IA                          income as a secondary objective               Sub-advised by Hartford Investment
                                                                                     Management Company



++ Closed to all premium payments and transfers of account value for all policies issued on or after 5/2/2005

10                                          UNION SECURITY INSURANCE COMPANY

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NOTES



(1)  Formerly Hartford MidCap Growth HLS Fund -- Class IA



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IA


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number of shares attributed to each sub-account by the total number of units in each sub-account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Policy. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from the following fund complexes (or affiliated entities): AllianceBerstein Variable Products Series Funds & AllianceBernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, Invesco Advisors, Inc., Lord Abbett Series Fund & Lord Abbett Distributors, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution & Morgan Stanley Investment Management & The Universal Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership, Van Kampen Life Investment Trust & Van Kampen Asset Management.

UNION SECURITY INSURANCE COMPANY                                          11

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We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund
II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, are paid to provide administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.50% and 0.35% respectively in 2009, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2009, revenue sharing and Rule 12b-1 fees did not exceed $4,284,200. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


THE GENERAL ACCOUNT

The portion of the prospectus relating to the General Account is not registered under the 1933 Act and the General Account is not registered as an investment company under the 1940 Act. The General Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the General Account. The following disclosure about the General Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The General Account credits at least 5% per year. We are not obligated to, but may, credit more than 5% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the General Account may credit no more than 5%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the General Account, we may deduct a percentage from your premium for a sales charge and a premium tax charge. The amount allocated after the deductions is called your Net Premium.

SALES CHARGE AND PREMIUM TAX CHARGE -- Currently we assess both the sales charge and the premium tax charge through a monthly deduction of $4.00 from your Policy Value, and a daily deduction at an annual rate of 0.27% of your Policy Value invested in the Sub-Accounts. However, we reserve the right to deduct both charges directly from premium at the maximum rate. The maximum sales charge is 7.5% of premium. The sales charge may be used to cover expenses related to the sale and distribution of the policies. The maximum premium tax charge is 2.5% of premium.

We will continue to assess the monthly and daily deductions until an amount equal to 7.5% of premium has been recovered for the sale charge, and an amount equal to 2.2% of premium has been recovered for the premium tax charge. If we raise the premium tax charge to the maximum, the monthly and daily deductions would continue until an amount equal to 2.5% of premium has been recovered for the premium tax charge. Any sales charge or premium tax charge not recovered at the time of a surrender may be deducted as part of the surrender charge discussed below.

We will temporarily stop these monthly and daily deductions if we are making a similar deduction to recover Policy Value advances made to you. Once we have recovered the Policy Value advances, we will resume the monthly and daily deductions until the premium tax charge and sales charge are fully recovered.

DEDUCTIONS FROM POLICY VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Policy Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the portion of sales charge and premium tax charge deducted monthly;

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the guaranteed death benefit charge;

-   any charges for additional benefits provided by rider.

Each Monthly Deduction Amount will be deducted pro rata from the General Account and each of the Sub-Accounts, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a monthly deduction from your Policy Value. See "Deductions from Premium."

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the

12                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

costs of paying death benefits. The charge for the cost of insurance equals:

-   the monthly cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit divided by 1.0040741, less the Policy Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates are based on the age, sex, and rate class of the insured. Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates. The multiple will be based on the insured's substandard rating. The charge for the cost of insurance for substandard risks may also include a flat amount applicable to certain special mortality risks such as aviation. The charge is a flat dollar amount per $1,000 of Face Amount.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the insured's health.

Because your Policy Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Policy Value to compensate us for administrative costs of the policy. The current charge is $4.50 per month. The maximum charge is $7.50 per month plus $0.13 per $1,000 of Face Amount.

GUARANTEED DEATH BENEFIT CHARGE -- For the guaranteed death benefit, we charge $0.01 per $1,000 of Face Amount.

RIDER CHARGES -- If your policy includes riders, a charge applicable to the riders is made from the Policy Value each month. The charge applicable to these riders is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy --Supplemental Benefits."

DAILY DEDUCTION AMOUNTS -- Each day we will deduct an amount from your Policy Value to pay for some of the benefits provided by your policy. These deductions are:

-   the portion of sales charge and premium tax charge deducted daily;

-   the mortality and expense risk charge.

SALES CHARGE AND PREMIUM TAX CHARGE -- We deduct a portion of the sales charge and premium tax charge as a daily deduction from your Policy Value. See "Deductions from Premium."

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a daily charge for mortality and expense risk charge at an annual rate of 0.90% of your Policy Value invested in the Sub-Accounts.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Union Security may keep any difference between cost it incurs and the charges it collects.

SURRENDER CHARGE -- If your policy is surrendered or lapses during the first 11 policy years, or during the first 11 years after any requested increase in Face Amount, we assess a surrender charge.

The surrender charge is the sum of:

- Any portion of the premium tax and sales expense charges that have not yet been collected through periodic deductions;

-   The other contingent deferred sales charges described below; and

-   The charge for other policy (or increase) issuance expenses described below.

The entire surrender charge is subject to an overall upper limit shown in the table below. The table also shows the amount by which the limit is increased by a Face Amount increase which you request. The amount of the surrender charge limit depends on the Face Amount and the age of the insured person as follows:

                                    OVERALL LIMIT ON SURRENDER
INSURED PERSON'S AGE AT TIME OF   CHARGE PER THOUSAND DOLLARS OF
POLICY ISSUANCE OR FACE AMOUNT      FACE AMOUNT OR FACE AMOUNT
           INCREASE                          INCREASE
-----------------------------------------------------------------
             0-30                             $9.00
            31-40                             $10.00
            41-45                             $12.00
            46-50                             $14.00
            51-55                             $16.00
            56-60                             $21.00
            61-65                             $28.00
         66 and above                         $40.00

Any amount of surrender charge decreases automatically by a constant amount each year beginning in the sixth year of its 11 year period referred to above until, in the twelfth year, it is zero.

UNION SECURITY INSURANCE COMPANY                                          13

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For example, if the insured is age 52 at the time a policy with $100,000 of Face
Amount is issued, the surrender charge would initially be $1,600, which is the result of $16.00 per $1,000 of the Face Amount. The surrender charge during the first 12 policy years would be as follows, assuming you do not increase your Face Amount:

                            MAXIMUM
    POLICY YEAR         SURRENDER CHARGE
------------------------------------------
         1                   $1,600
         2                   $1,600
         3                   $1,600
         4                   $1,600
         5                   $1,600
         6                   $1,371
         7                   $1,143
         8                    $914
         9                    $686
         10                   $457
         11                   $229
         12                    $0

CONTINGENT DEFERRED SALES CHARGE -- If your policy is surrendered or lapsed, we will impose a contingent deferred sales charge of 12% of the premiums that you paid in the first 2 policy years that do not exceed the sum of 12 recommended monthly minimum premiums. The contingent deferred sales charge is part of the surrender charge. If we increase the Face Amount of your policy upon your request, an additional contingent deferred sales charge will be applicable at the time of surrender. If we decrease the Face Amount of your policy upon your request, the contingent deferred sales charge may be less at the time of surrender. The contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

If your policy is surrendered or lapsed following an increase in the Face Amount of your policy upon your request, you will pay an additional contingent deferred sales charge. The maximum additional contingent deferred sales charge will be 12% of the lesser of (1) the sum of 12 recommended monthly minimum premiums for the Face Amount increase or (2) the amount of actual premiums payments for the Face Amount increase for 2 years following the increase. The additional contingent deferred sales charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

OTHER POLICY ISSUANCE EXPENSES CHARGE -- We will charge you $5.00 per thousand dollars of your policy's initial face value if your policy is surrendered or lapsed before your twelfth policy year. The charge for other policy expenses is part of the surrender charge. If we increase the Face Amount of your policy upon your request, we will charge you an additional $5.00 per thousand dollars of the policy increase. This charge will decrease beginning in the sixth year of its 11 year period and will be eliminated after the eleventh year.

POLICY VALUE ADVANCES RECOVERY CHARGE -- Starting at the end of your seventh policy year, you will receive credits to your account called policy value advances if your cumulative paid premiums meet specified requirements. While we currently do not do so, we reserve the right to recover the policy value advances that we paid into your account. If we chose to recover these advances, we would deduct $4.00 per month plus a daily deduction at an annual rate of .27% of your policy's net assets in the Separate Account. We would continue to make these deductions until we recovered the total policy value advances paid to your account.

TRANSACTION FEE -- We may charge a transaction fee of up to $25 for each withdrawal, although we have no current plans to do so. We may charge a transaction fee of $25 for each transfer between the Sub-Accounts and the General Account, although we have no current plans to do so.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the insured is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while the insured is alive by notifying us in writing. If no beneficiary is living when the insured dies, the death benefit will be paid to you if living; or, otherwise, to your estate.

INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insured is insurable.


You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us

14                                          UNION SECURITY INSURANCE COMPANY

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satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Policy Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.


CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.



RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Policy Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

POLICY LIMITATIONS


ALLOCATIONS TO SUB-ACCOUNTS AND THE GENERAL ACCOUNT -- You may allocate amounts to a maximum of twenty (20) different Sub-Accounts and the General Account at any given time. We may at any time limit the number of Sub-Accounts and the General Account that you may use.


TRANSFERS OF POLICY VALUE -- You may transfer your Policy Value from one investment option to another. We reserve the right to restrict transfers, to limit the number and amount of transfers, or to impose charges upon transfers. If we limit the number of transfers, the limit will never be less than four transfers per policy year.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement

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plans, funding agreements and other products offered by us or our affiliates.
Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, you are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder

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identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

TRANSFERS FROM/TO THE GENERAL ACCOUNT -- You may only make one transfer out of the General Account each year, and the transfer may not be for more than 50% of the General Account value, excluding loans. However, if the value of the General Account is less than $1,000, the entire amount may be transferred from the General Account to the Separate Account. As a result of these restrictions, it can take several years to transfers amounts from the General Account to the Sub-Accounts.

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DEFERRAL OF PAYMENTS -- State law allows us to defer payment of any Cash
Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest.

QUALIFICATION OF LIFE INSURANCE -- We may increase the death benefit, limit a Face Amount increase, return premium payments or send you a withdrawal to make sure the policy qualifies as life insurance.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY -- The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The operation of the Separate Account may be modified to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

SUPPLEMENTAL BENEFITS -- The following supplemental benefits are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth therein.

- DISABILITY RIDERS -- There are two disability benefit riders available. You can choose either a Waiver of Selected Amount rider which provides for a monthly payment to the Policy Value during disability, or a Waiver of Monthly Deductions rider which waives the monthly deduction during disability. You can choose only one of these two riders.

- WAIVER OF SELECTED AMOUNT RIDER -- We will pay a monthly premium in an amount you select, so long as the insured person is totally disabled (as defined in the rider). The minimum amount you can select is $25. The maximum amount is described in the rider, but is at least equal to the recommended monthly minimum premium for your policy (capped at the monthly recommended minimum premium for a $2 million dollar policy). See the rider for further details.

- WAIVER OF MONTHLY DEDUCTIONS RIDER -- We will waive all monthly charges under your policy and riders that we otherwise would deduct from your Policy Value, so long as the insured person is totally disabled (as defined in the rider). While we are paying benefits under this rider we will not permit you to request any increase in the Face Amount of your policy's coverage. Loan interest will not be paid for you under this rider, and the policy could, under certain circumstances, lapse for nonpayment of loan interest.

- ADDITIONAL INSURED RIDER -- We will provide term life insurance on the life of the insured person or on the life of one or more of the immediate family members of the insured person. When this rider covers a life other than the insured it is convertible to a variable universal life policy available for conversions, under our published rules at the time of conversion. If this rider covers the insured, it may be exchanged for a Face Amount increase in the same amount under the policy.

- PRIMARY INSURED RIDER -- We will provide term life insurance on the life of the insured person. This rider is available only when the policy is first issued. This rider is not convertible to another policy. However, you may exchange the coverage under the rider for a face amount increase in the same amount under the policy.

- CHILD INSURANCE RIDER -- We will provide term life insurance coverage on all the eligible children of the insured person under the policy. This rider is convertible to individual life policies (except for term coverage) available for conversions, under our published rules at the time of conversion.

- ACCELERATED BENEFIT RIDER -- This rider provides for a benefit to be requested if the policy's insured person is diagnosed as having a terminal illness (as defined in the rider). The maximum amount you may accelerate under this rider prior to the insured person's death is $500,000. The accelerated payment will be discounted for twelve months' interest, and will be reduced by any outstanding policy loans. The interest rate discount will be equal to the lesser of (1) the rate set out by the Internal Revenue Code;
    (2) the rate according to state law that is the adjustable policy loan interest rate; or (3) 10%. There is no charge for this rider, but an administrative fee (not to exceed $300) will be charged at the time the benefit is paid. The accelerated benefit rider which forms a part of the Policy should be consulted for details regarding eligibility for, and the terms and limitations of, the benefit. We can also furnish further information about the amount of the benefit available to you under your policy.

TAX CONSEQUENCES OF ADDITIONAL RIDER BENEFITS -- Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. You should consult a qualified tax adviser.

SETTLEMENT OPTIONS

Proceeds from your Policy may be paid in a lump sum or may be applied to one of our settlement options.

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SAFE HAVEN PROGRAM

If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.

The minimum amount that may be placed under a settlement option is $5,000 (unless we consent to a lesser amount), subject to our then-current rules. Once payments under the Second Option, the Third Option or the Fourth Option begin, no surrender may be made for a lump sum settlement in lieu of the life insurance payments. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement.

FIRST OPTION -- INTEREST INCOME

Payments of interest at the rate we declare (but not less than 3.5% per year) on the amount applied under this option.

SECOND OPTION -- INCOME OF GENERAL AMOUNT

Equal payments of the amount chosen until the amount applied under this option (with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

An amount payable monthly for the number of years selected, which may be from one to 30 years.

FOURTH OPTION -- LIFE INCOME

LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. A payee would receive only one monthly payment if the annuitant dies after the first payment, two payments if the annuitant dies after the second payment, and so forth.

LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

Other arrangements for income payments may be agreed upon.

BENEFITS AT MATURITY -- The policy matures on the date of death of the insured, or if the insured reaches age 95, unless you exercise your option to extend the maturity date. This option is subject to individual state laws. If your Policy Value is at least $2,000, you may request in writing within six months prior to the maturity date that the maturity date be extended. After the date we receive your request to extend the maturity date, you may not make any changes in the Face Amount or death benefit of the policy. You also may not make partial withdrawals that would reduce your Policy Value below $2,000. Additionally, you may only make premium payments if necessary to prevent your policy from lapsing.

If you extend the maturity date of your policy, the following occurs as of the original maturity date: (1) the guaranteed death benefit lapses and your death benefit will become the minimum death benefit; (2) no further Policy Value advances or cash value bonuses are given to you; (3) all riders and rider charges except the accelerated benefit rider terminate; and (4) outstanding policy loans will be credited with interest at an effective annual rate of 7.5% (7% in Massachusetts).

CLASS OF PURCHASERS

REDUCED CHARGES -- The Policy is available for purchase by individuals, corporations and other entities. We may reduce or waive certain charges described above where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative or other costs. Eligibility for these reductions will be determined by factors that We believe are relevant to the expected reduction of our expenses. Some of these reductions may be guaranteed and others may be subject to modification. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

HOW POLICIES ARE SOLD


Woodbury Financial Services, Inc. ("Woodbury Financial") serves as principal underwriter for the policies and offers the policies on a continuous basis. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.

Your financial professional typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your financial professional and his or her firm.

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These payments are described in more detail in the Statement of Additional
Information (SAI) printed with this prospectus. You may also obtain a copy of the SAI by calling 1-800-800-2000 ext. 13028.

PREMIUMS


PREMIUM PAYMENT FLEXIBILITY -- You have considerable flexibility as to when and in what amounts you pay premiums under your policy.



Prior to policy issue, you choose a planned premium, within a range determined by us. Your planned premium is generally an estimated premium which would keep your policy in force until the insured person reaches age 65, or for 5 years if the insured person is older than age 60. We will send you premium notices for planned premiums. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premiums automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premiums and payment mode you select are shown on your policy's specifications page. You may change the planned premiums, subject to our minimum amount rules then in effect.


After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Policy Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the monthly deduction amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $25 or the amount required to keep the policy in force.

- We reserve the right to refund any excess premiums that would cause the policy to fail to meet the definition of life insurance under the Internal Revenue Code.*

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

- We will return any excess premium to you if it will cause the Policy to become a modified endowment contract (MEC) and request further instructions.*

-   Any premium payment in excess of $1,000,000 is subject to our approval.

* IF THE POLICY HAS AN OUTSTANDING POLICY LOAN, WE WILL APPLY ALL OR A PORTION OF THE EXCESS PREMIUM AS A LOAN REPAYMENT INSTEAD OF RETURNING THE EXCESS PREMIUM. IF THE EXCESS PREMIUM CAN BE APPLIED WITHIN 30 DAYS OF RECEIPT AND NOT CAUSE A MEC OR FAILURE TO MEET THE DEFINITION OF LIFE INSURANCE, WE WILL HOLD THE EXCESS WITHOUT INTEREST AND APPLY IT ON SUCH DATE.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

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ALLOCATION OF PREMIUM PAYMENTS

Any premiums we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account during the underwriting process. After the Policy is issued, premium payments are not applied to the Policy until they are received in good order at the addresses below or received by us via wire.


INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the General Account on the premium allocation form. Any Net Premium received by us in good order prior to the end of the Right to Examine Period, will be allocated to the Hartford Money Market HLS Fund Sub-Account based on the next computed value of the Hartford Money Market HLS Fund Sub-Account. Upon the expiration of the Right to Examine Period, we will automatically allocate the value in the Hartford Money Market HLS Fund to the Fixed Account (if applicable) and the Sub-Accounts according to your premium allocation instructions.


SUBSEQUENT NET PREMIUMS -- For subsequent Net Premium Payments, you may send allocation instructions to the addresses shown below in accordance with our then current procedures. If you make a subsequent premium payment and do not provide us with allocation instructions, we will allocate the premium payment among the Sub-Accounts and the General Account in accordance with your most recent allocation instructions. Any allocation instructions will be effective upon receipt by us in good order and will apply only to premium payments received on or after that date. Subsequent premium payments received by us in good order will be credited to your Policy based on the next computed value of a Sub-Account following receipt of your premium payment. Net Premiums allocated to the General Account will be credited to your Policy on the day business day they are received.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the General Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford, as administrator for Union Security
PO Boxes 64270, 64272 and 64275
St. Paul, MN 55164

or

To our Individual Life Operations Center at:
The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will automatically amend your allocation instructions to replace the liquidated fund with the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy and the amount to be credited to the General Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Policy Value to be invested in the General Account or the Sub-Account. Each portion of the Net Premium or transferred Policy Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.


ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

UNION SECURITY INSURANCE COMPANY                                          21

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All valuations in connection with a policy, e.g., with respect to determining
Policy Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment will be made on the date the request or payment is received by us in good order at our administrative office, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

POLICY VALUES -- Each policy will have a Policy Value. There is no minimum guaranteed Policy Value.

The Policy Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Policy Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the General Account and the Loan Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Policy Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Policy Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Policy Value equals the policy's value in all of the Sub-Accounts, the General Account, and the Loan Account. A policy's Cash Value is equal to the Policy Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, partial withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

POLICY VALUE ADVANCES -- If you have met certain premium payment requirements, we will pay you Policy Value advances at the end of the seventh policy year, and at the end of each subsequent year, until the insured person reaches the age of
95. If you no longer meet the premium payment requirements, we will stop paying you Policy Value advances. You will meet the premium payment requirements if your total premiums paid to date (less policy loans and partial withdrawals) at least equal the total recommended monthly minimum premiums to date. For purposes of meeting the premium payment requirement at the end of the seventh policy year, premium payments made during that year in excess of 36 times the recommended monthly minimum premium at that time will be disregarded.

At the end of each policy year, we will allocate the Policy Value advances among the General Account and your investment options on a pro rata basis unless you provide us with other instructions. We reserve the right to recover these Policy Value advances. The Policy Value advances are a percentage of the average recommended monthly minimum premium to date under the policy times 12.

                    CURRENT POLICY VALUE ADVANCE PERCENTAGES

                                                                POLICY YEARS 9
     AGE OF INSURED                                                   AND
     PERSON AT ISSUE        POLICY YEAR 7     POLICY YEAR 8     LATER TO AGE 95
--------------------------------------------------------------------------------
          0-60                     2%                6%                10%
          61-70                    5%                7%                10%
          71-80                    6%                6%                 6%

We also reserve the right to reduce the Policy Value advances. If we intend to reduce the Policy Value advances, we will give you one year's notice. We will not reduce the policy value advance percentages below the following guaranteed percentages:

                  GUARANTEED POLICY VALUE ADVANCE PERCENTAGES

                                                                POLICY YEARS 9
     AGE OF INSURED                                              AND LATER TO
     PERSON AT ISSUE        POLICY YEAR 7     POLICY YEAR 8         AGE 95
--------------------------------------------------------------------------------
          0-60                     2%                6%                10%
          61-70                    2%                6%                 7%
          71-80                    2%                5%                 6%

Some states mandate how Policy Value advances are offered and guaranteed. Policy Value advances on policies issued in those states may differ from the Policy Value advances described above.

CASH VALUE BONUSES -- We will pay you a cash value bonus at the end of the ninth policy year, and at the end of each subsequent policy year until the insured person reaches the age of 95. We will allocate the cash value bonuses among the General Account and your investment options on a pro rata basis unless you provide us with different instructions. The following table shows how the cash value bonuses are calculated:

                                                                 BONUS AS A
                                            BONUS AS A           PERCENT OF
                                            PERCENT OF         CASH SURRENDER
                                          CASH SURRENDER       VALUE AT END OF
                                          VALUE AT END OF      POLICY YEARS 20
         CASH SURRENDER VALUE             POLICY YEARS 9        AND LATER TO
           ON DATE OF BONUS               AND THROUGH 19           AGE 95
--------------------------------------------------------------------------------
          Less than $25,000                     0.00%                0.00%
          $25,000 to $99,000                    0.10%                0.10%
         $100,000 to $199,000                   0.15%                0.15%
           $200,000 or more                     0.15%                0.25%

Some states mandate the conditions, limitations and guarantees for cash value bonuses. Cash value bonuses on policies issued in those states may differ from the cash value bonuses described above.

22                                          UNION SECURITY INSURANCE COMPANY

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DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the insured. Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of the insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

DEATH BENEFIT OPTIONS -- There are two death benefit options: the Level Death Benefit Option ("Option A"), or the Return of Policy Value Death Benefit Option ("Option B"). Subject to the minimum death benefit described below, the death benefit under each option is as follows:

-   Under OPTION A, the current Face Amount.

- Under OPTION B, the current Face Amount plus the Policy Value on the date of the insured's death.


DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option. You must notify us of the change in writing. Any change will become effective on the Monthly Activity Date following the date we receive your request, or the date we approve any required evidence of insurability, if later. You may change Option B to Option A. If you do, both insureds must be alive and we will need evidence of insurability. The face amount will be increased by the amount of the policy value on the effective date of the change. You may change Option A to Option B. If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, reduced by the then-current Policy Value.


MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Policy Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Policy Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and the insured's issue age, sex (where unisex rates are not used) and insurance class, and the definition of life insurance chosen at issue. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                             A            B
--------------------------------------------------------------------------------
 Face Amount                                               $100,000     $100,000
 Policy Value                                                46,500       34,000
 Specified Percentage                                          250%         250%
 Death Benefit Option                                      Option A     Option A

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Policy Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Policy Value of $34,000, multiplied by the specified percentage of 250%).


UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- The face amount may be increased at any time. It may be decreased at any time after the third policy year, but not within one year of a face amount increase. You may request a change in writing. Any increase or decrease will take effect on the first monthly anniversary following that day we approve the request. Changes are subject to the following:



1. The decrease will be applied to the initial face amount and any increase in face amount in reverse order in which they became effective. The face amount after any requested decrease may not be less than the minimum face amount shown on the policy schedule. It will not be allowed if it would cause the policy to fail to qualify as life insurance under Section 7702 of the Code.



2. Any request for a face amount increase will require proof of insurability for both insureds which is satisfactory to us. An increase will also require sufficient surrender value to cover the first new monthly deduction. The minimum increase is shown on your policy schedule and is subject to our issue rules and limits at the time of increase. Increases will not be allowed if any disability benefit is paid under the terms of a rider, or if there is only one surviving insured.


CHARGES AND CONTRACT VALUES -- Your contract values decrease due to the deduction of policy charges. Contract values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your Policy Value may have an effect on your death benefit. If your contract lapses, the contract terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY


SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current

UNION SECURITY INSURANCE COMPANY                                          23

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administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.


WITHDRAWALS -- Once each year after the first policy year, you may withdraw part of your policy's Cash Surrender Value. Withdrawals may be subject to a Transaction Fee. See "Transaction Fee." You may request a withdrawal on our Partial Withdrawal form. No withdrawals are permitted that would reduce the policy's Face Amount below $25,000. If the death benefit option then in effect is Option A, the Face Amount will be reduced by the amount of any partial withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the General Account and the Sub-Accounts. We will not permit a withdrawal if it would cause your policy to fail to qualify as life insurance under the tax laws.

Any time after the first policy year, withdrawals are allowed only if the 12 minimum monthly premiums have been paid. A similar restriction applies after a requested increase in your Face Amount.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Com-mission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us.

Unless you specify otherwise, all loan amounts will be transferred on a pro-rata basis from the General Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and the insured is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the General Account and Sub-Accounts in the same percentage as premiums are allocated.

EFFECT OF LOANS ON POLICY VALUE -- A loan, whether or not repaid, will have a permanent effect on your Policy Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the General Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Policy Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the General Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Policy Value will not increase as rapidly as it would have had no loan been made. If the General Account and the Sub-Accounts earn less than the Loan Account, then your Policy Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an effective annual rate of 5.0%.

ENHANCED CREDITED RATE FOR POLICY LOANS -- We will credit your policy with interest at an effective annual rate of 7.5% (7.0% in Massachusetts) on one policy loan of up to 10% of the surrender value in each policy year if:

-   the surrender value is at least $10,000 or

- the policy has been in force for 12 years. The 10% limitation is raised to 15% for such loans obtained in policy years in which the insured is 59 1/2 or older.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate of not more than 6.97%. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, any difference between the value of the Loan Account and the Indebtedness will be transferred on each policy anniversary or on the date of any loan transaction from the General Account and Sub-Accounts to the Loan Account on a pro rata basis.

24                                          UNION SECURITY INSURANCE COMPANY

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LAPSE AND REINSTATEMENT

The policy will go into default on any Monthly Activity Date if the Cash Surrender Value is not sufficient to cover the Monthly Deduction Amount.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating. That lapse notice will tell you the minimum premium required to keep the policy from terminating. This minimum premium equals the amount to pay three Monthly Deduction Amounts plus the Cash Value deficit as of the day the policy grace period began. That notice will be mailed both to you on the first day the policy goes into default, at your last known address, and to any assignee of record.

GRACE PERIOD -- We will keep your policy in force for the 61-day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the insured dies during the Grace Period, we will pay the death benefit.

GUARANTEED DEATH BENEFIT -- The policy will remain in force at the end of the policy Grace Period as long as the Guaranteed Death Benefit is available, as described below.

The Guaranteed Death Benefit is available so long as:

(a)  the policy is in the Guaranteed Death Benefit Period; and

(b) on each Monthly Activity Date during that period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, equal or exceed an amount known as the monthly recommended minimum premium.

The monthly recommended minimum premium is specified in your policy and is the premium required to maintain the Guaranteed Death Benefit. The monthly recommended minimum premium will increase if you take any withdrawals, loans, add any riders, or increase your Face Amount. The monthly recommended minimum premium will decrease if you terminate any riders or decrease your Face Amount. We will send you an amended schedule page of your new monthly recommended minimum premium.

If the insured person is younger than 60 years old at the time your policy is issued, the guarantee period is the lesser of 12 years or until age 65. If the insured person is between the ages of 60 to 70 at the time your policy is issued, the guarantee period is for five years. If the insured person is older than 70 years old from the date your policy is issued, the guarantee is for the greater of two years or until age 75. The Guaranteed Death Benefit is not available in all states, and the guarantee period may be shorter in some states due to state limitations.

GUARANTEED DEATH BENEFIT GRACE PERIOD -- If, on each Monthly Activity Date during the Guaranteed Death Benefit Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals from the policy, do not equal or exceed the cumulative monthly recommended minimum premium on that date, a Guaranteed Death Benefit Grace Period of 30 days will begin. We will mail to you a notice. That notice will warn you that you are in danger of losing the Guaranteed Death Benefit and will tell you the amount of premium you need to pay to continue the Guaranteed Death Benefit.

The Guaranteed Death Benefit will be removed from the policy if the required premium is not paid by the end of the Guaranteed Death Benefit Grace Period. The Guaranteed Death Benefit will never again be available or in effect on the policy.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the maturity date, provided:

(a) the insured alive at the end of the grace period is also alive on the date of reinstatement;

(b) You make your request in writing within five years from the date the policy lapsed;

(c)  You submit to us satisfactory evidence of insurability;

(d) any policy Indebtedness is repaid; and

(e) You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for two months after the date of reinstatement.

The Policy Value on the reinstatement date will reflect:

(a)  the Cash Value at the time of termination; plus

(b) Net Premiums derived from premiums paid at the time of reinstatement; minus

(c) the Monthly Deduction Amounts that were due and unpaid during the policy Grace Period; plus

(d) the Surrender Charge at the time of termination.


The surrender charge will be based on the duration from the original policy date as though the policy had never lapsed. If this policy is reinstated, the Incontestable and Suicide Exclusion provisions will go into effect. The contestable period and the suicide exclusion will begin on the date this policy is reinstated and will be based on the application taken at that time.

UNION SECURITY INSURANCE COMPANY                                          25

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FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Corporations," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.


THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policy.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain

26                                          UNION SECURITY INSURANCE COMPANY

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tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

Although we believe that the survivor policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such changes.

There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

The policy split option permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

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In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.


Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or other permitted entities.


Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in a policy owner's contract value is generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the seven-pay test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is

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a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or
(ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, the Pension Protection Act of 2006 (the "Act") amended the Internal Revenue Code ("Code") by adding a new section 101(j).

Under section 101(j), death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless the notice and consent requirements of section 101(j)(4) are satisfied and an exception under section 101(j)(2) applies.

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For the purposes of section 101(j), an "employer-owned life insurance contract"
is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under section 101(j)(2) applies. Section 101(j)(2) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford, the Owner(s) or other persons involved in transactions involving life insurance contracts. It is the responsibility of each party, in consultation with their tax and legal advisors, to determine whether the particular facts and circumstances warrant such disclosure.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100

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30                                          UNION SECURITY INSURANCE COMPANY

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times the participant's anticipated monthly normal retirement benefit. If the
Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

LEGAL PROCEEDINGS


We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination or investigation, and although no assurances can be given, we do not believe that any pending matter will have a material adverse effect on our financial condition or results of operations.



On January 21, 2010, the SEC filed a civil complaint in the United States District Court for the Southern District of New York in connection with the previously disclosed SEC investigation into a finite reinsurance arrangement entered into by the Company's Parent, Assurant, Inc. (the "Parent"). In the complaint, the SEC charged the Parent with violating Sections 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended, and Rules 12b-20, 13a-11 and 13a-13 thereunder. As previously disclosed by the Parent in a Current Report on Form 8-K on January 21, 2010, the Parent entered into a settlement with the SEC in which the Parent consented, without admitting or denying the allegations in the complaint, to the entry of a judgment requiring payment of a civil penalty of $3.5 million and enjoining the Parent from violating the aforementioned federal securities laws. The court approved the settlement in a final judgment entered on January 25, 2010 and the Parent has paid the penalty.



As part of the settlement, the SEC granted permanent relief to the Company, exempting it from limitations on serving as depositor to investment companies under Section 9(a) of the Investment Company Act of 1940.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

FINANCIAL STATEMENTS

In connection with another product, Union Security has, in the past, filed annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). As of May 1, 2009, Union Security intends to rely on the exemption provided by Rule 12h-7 under the Exchange Act, and accordingly does not intend to file these reports, or other reports under the Exchange Act.


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2009 in the Statement of Additional Information (SAI). To receive a copy of the SAI free of charge, call your financial professional or write to us at:


The Hartford
P.O. Box 2999
Hartford, CT 06104-2999


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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Their location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Their standard mailing address is: P.O. Box 5085, Hartford, Connecticut, 06102-5085.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.

CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Policy Value less any applicable Surrender Charges.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

GENERAL ACCOUNT: part of our general account to which all or a portion of the Policy Value may be allocated.

GOOD ORDER: means all necessary documents and forms are complete and in our possession.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans taken on the policy, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the General Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Policy Value. It is premium paid minus the sales load and premium tax charge taken directly from the premium, if any.

POLICY VALUE: the total of all amounts in the General Account, Loan Account and Sub-Accounts.

PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: the subdivisions of the Separate Account.

SURRENDER CHARGE: a charge that may be assessed if you surrender your policy.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Union Security Insurance Company (formerly Fortis Benefit Insurance Company).

YOU, YOUR: the owner of the policy.


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WHERE YOU CAN FIND MORE INFORMATION

You can call us at 1-800-800-2000 ext. 13028 to ask us questions, or to get a Statement of Additional Information, free of charge. The Statement of Additional Information, which is considered a part of this Prospectus because it is incorporated by reference, contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because it is incorporated by reference into this prospectus.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 100 F Street, N.E., Room 1580, Washington, DC 20549. Please call the SEC at 1-800-551-8090 for further information. Our SEC filings are also available to the public at the SEC's web site at http://www.sec.gov.

Variable Account C's Investment Company Act file number: 811-04613


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                                     PART B

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UNION SECURITY INSURANCE COMPANY

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
WALL STREET SERIES VUL220
VARIABLE LIFE INSURANCE
VARIABLE ACCOUNT C
UNION SECURITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus and is incorporated by reference into the prospectus. To obtain a prospectus, call us at 1-800-800-2000 ext. 13028.


DATE OF PROSPECTUS: MAY 3, 2010



DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 3, 2010



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TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                  3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               5
FINANCIAL STATEMENTS                                                           5


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GENERAL INFORMATION AND HISTORY


Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is a Kansas corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.


Union Security is a wholly owned subsidiary of Assurant, Inc. Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

VARIABLE ACCOUNT C was established as a separate account under Minnesota law on March 13, 1986. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Union Security. The assets are kept physically segregated and are held separate and apart from the general corporate assets of Union Security. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements of Union Security Insurance Company as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


EXPERTS


The statements of assets and liabilities of Variable Account C of Union Security Insurance Company (the "Account") as of December 31, 2009 and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which is included in the Statement of Additional Information. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Woodbury Financial Services, Inc. ("Woodbury Financial") serves as the principal underwriter for the policies and offers the policies on a continuous basis. Its principal office is 500 Bielenberg Drive, Woodbury, MN 55125. Woodbury Financial is an Iowa Corporation organized March 15, 1968 and is an indirect subsidiary of The Hartford Financial Services Group, Inc. Woodbury Financial is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker dealer and is a member of the Federal Industry Regulatory Authority ("FINRA").


Union Security currently pays Woodbury Financial underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Woodbury Financial in its role as Principal Underwriter has been: 2009: $2,183,020; 2008: $2,988,050;

4                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------


and; 2007: $3,683,703. Woodbury Financial retained approximately 75%.



The policies are sold by salespersons who are financial professional of Woodbury Financial or other registered broker-dealers who have entered into sales agreements with Woodbury Financial. The salespersons are compensated for the sale by Woodbury Financial or other registered broker-dealers according to sales agreements between the salesperson and the broker-dealer. The commissions paid to the salespersons vary according to the terms of the sales agreement between the salesperson and the broker-dealer.


As compensation for selling the policies, Union Security pays to broker-dealers (including Woodbury Financial) a commission of up to100% of the premiums paid up to the first twelve recommended monthly minimum premiums, up to 4% of all other premiums paid during the first year of the policy, up to 3% of all such premiums in policy years two through six and up to 1.5% of all such premiums in years seven and later. Union Security pays a comparable amount of compensation for any increase of $25,000 or more in the Face Amount of coverage that you request.

Union Security may pay alternative amounts for sales of the policies under a flexible compensation plan, but the maximum value of any alternative amounts we pay is expected to be equivalent over time to the amounts described above.

Your registered financial professional receives a portion of the compensation that is payable to his or her broker-dealer in connection with the policy, depending on the agreement between your financial professional and his or her firm. Union Security is not involved in determining the compensation of your financial professional. That compensation arrangement may present its own incentives or conflicts. You may ask your financial professional how he/she will personally be compensated for the transaction.

In addition to the commissions described above in this SAI, Union Security and/or an affiliate pay to broker-dealers (including Woodbury Financial) additional amounts as general marketing allowances. Such payments may offset the broker-dealer's expenses in connection with activities that it is required to perform. Such payments may give Union Security greater access to financial professionals of the broker-dealers that receive such compensation.

All of the compensation described in this section may be more or less than the overall compensation on similar or other products and may influence your financial professional or broker-dealer to present this policy over other policies or over other investment options. You may ask your financial professional about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the policy.

These other compensation payments, which may be different for different broker-dealers, will be made by Union Security out of its assets and are not direct deductions from the policy values.

ADDITIONAL INFORMATION ABOUT CHARGES

PURPOSE OF OUR CHARGES -- The charges under the policies are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the policies. They are also designed, in the aggregate, to compensate us for the risks we assume and services that we provide under the policies. These include mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay); investment risks (such as the risk that adverse investment performance will make it more costly for us to provide the guaranteed death benefit or reduce the amount of our charge fee revenues below what we anticipate); sales risks (such as the risk that the number of policies we sell and the premiums we receive, net of withdrawals, are less than we expect thereby depriving us of expected economies of scale); regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and expense risks (such as the risk that the costs of administrative services that the policies require us to provide will exceed what we currently project).

If the charges that we collect from the policies exceed our total costs in connection with the policies, we will earn a profit. Otherwise we will incur a loss.

The monthly policy issuance expense charge is primarily intended to defray expenses incurred in underwriting and processing applications, and in issuing the policies. The monthly administrative charge that we deduct has been designed primarily to compensate us for the continuing administrative functions we perform in connection with the policies. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the policies as insured persons die.

Any excess from the charges discussed in the preceding paragraph, as well as revenues from the premium tax and sales expense charge, and from the daily charge for mortality and expense risks, are primarily intended (a) to defray other unreimbursed administrative expenses, costs of paying sales commissions and other marketing expenses for the policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect), (b) to compensate us for the risks we assume under the policies, or (c) to compensate us for state and local taxes we have to pay when we receive a premium from you, as well as similar federal taxes we incur as a result of premium payments or (d) otherwise to be retained by us as profit. The surrender charge has also been designed primarily for these purposes.

UNION SECURITY INSURANCE COMPANY                                           5

-------------------------------------------------------------------------------

Although the preceding paragraphs describe the primary purposes for which charges under the policies have been designed, these distinctions are imprecise and subject to considerable change over the life of a policy. We have full discretion to retain or use the revenues from any charge or charge increase for any purpose, whether or not related to the policies.

CHANGE OF SMOKER STATUS -- If the person insured under your policy is a smoker, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has ceased smoking for a sufficient period. Any change from smoker to non-smoker risk class will take effect on the next monthly anniversary, and the non-smoker rates for the coverage under the policy will be applied retroactively for the 12 months prior to the date of the change.

GENDER NEUTRAL POLICIES -- Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and smoker status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of a policy in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

COST OF INSURANCE RATES -- Because of face amount increases, different cost of insurance rates may apply to different increments of face amount under your policy. If so, we attribute your policy value in proportion to the increments of face amount in order to compute our net amount at risk at each cost of insurance rate.

PERFORMANCE DATA

We may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the sales charge, premium tax charge, cost of insurance, monthly administrative charge, death benefit guarantee charge, and any rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and Policy Value. All of these policy charges will have a significant impact on your policy's Policy Value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
VARIABLE ACCOUNT C OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account C of Union Security Insurance Company (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Variable Account C of Union Security Insurance Company as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  HARTFORD             HARTFORD             HARTFORD
                                             HARTFORD               TOTAL               CAPITAL             DIVIDEND
                                             ADVISERS            RETURN BOND         APPRECIATION          AND GROWTH
                                             HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            2,623,692            1,706,623              692,136             228,300
                                            ===========          ===========          ===========          ==========
  Cost                                      $51,659,329          $20,179,741          $34,371,177          $4,996,590
                                            ===========          ===========          ===========          ==========
  Market Value                              $45,845,795          $18,050,274          $25,349,747          $4,006,670
 Due from Hartford Life and Annuity
  Insurance Company                                  --                   --               14,574                  --
 Receivable from fund shares sold                 8,135               93,126                   --              10,568
 Other assets                                        --                   --                    2                  --
                                            -----------          -----------          -----------          ----------
 Total Assets                                45,853,930           18,143,400           25,364,323           4,017,238
                                            -----------          -----------          -----------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               8,135               93,126                   --              10,568
 Payable for fund shares purchased                   --                   --               14,574                  --
 Other liabilities                                   --                   --                   --                  --
                                            -----------          -----------          -----------          ----------
 Total Liabilities                                8,135               93,126               14,574              10,568
                                            -----------          -----------          -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $45,845,795          $18,050,274          $25,349,749          $4,006,670
                                            ===========          ===========          ===========          ==========

                                            HARTFORD          HARTFORD                                HARTFORD
                                          FUNDAMENTAL          GLOBAL            HARTFORD            DISCIPLINED
                                             GROWTH           ADVISERS         GLOBAL GROWTH           EQUITY
                                            HLS FUND          HLS FUND           HLS FUND             HLS FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            85,357            48,834            5,005,347            3,364,845
                                            ========          ========          ===========          ===========
  Cost                                      $714,209          $596,576          $57,830,218          $29,582,481
                                            ========          ========          ===========          ===========
  Market Value                              $715,653          $508,731          $68,617,653          $35,243,396
 Due from Hartford Life and Annuity
  Insurance Company                               --                --                   --                3,504
 Receivable from fund shares sold             11,549            47,111               27,691                   --
 Other assets                                     --                --                   --                   --
                                            --------          --------          -----------          -----------
 Total Assets                                727,202           555,842           68,645,344           35,246,900
                                            --------          --------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                           11,549            47,111               27,691                   --
 Payable for fund shares purchased                --                --                   --                3,504
 Other liabilities                                --                --                    1                   --
                                            --------          --------          -----------          -----------
 Total Liabilities                            11,549            47,111               27,692                3,504
                                            --------          --------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $715,653          $508,731          $68,617,652          $35,243,396
                                            ========          ========          ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                HARTFORD
                                            HARTFORD             GROWTH              HARTFORD            HARTFORD
                                             GROWTH          OPPORTUNITIES          HIGH YIELD             INDEX
                                            HLS FUND            HLS FUND             HLS FUND            HLS FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            41,307            11,718,849           1,044,275            2,340,324
                                            ========          ============          ==========          ===========
  Cost                                      $488,050          $203,351,971          $8,607,797          $55,761,492
                                            ========          ============          ==========          ===========
  Market Value                              $415,948          $257,834,496          $8,286,744          $54,330,951
 Due from Hartford Life and Annuity
  Insurance Company                            1,137                    --                  --                8,118
 Receivable from fund shares sold                 --                30,728              14,123                   --
 Other assets                                     --                    --                  --                   --
                                            --------          ------------          ----------          -----------
 Total Assets                                417,085           257,865,224           8,300,867           54,339,069
                                            --------          ------------          ----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               --                30,728              14,123                   --
 Payable for fund shares purchased             1,137                    --                  --                8,118
 Other liabilities                                --                     2                  --                   --
                                            --------          ------------          ----------          -----------
 Total Liabilities                             1,137                30,730              14,123                8,118
                                            --------          ------------          ----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $415,948          $257,834,494          $8,286,744          $54,330,951
                                            ========          ============          ==========          ===========

                                             HARTFORD            HARTFORD            HARTFORD             HARTFORD
                                          INTERNATIONAL       INTERNATIONAL        INTERNATIONAL           MIDCAP
                                              GROWTH          SMALL COMPANY        OPPORTUNITIES           GROWTH
                                             HLS FUND            HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             197,781             277,284            3,885,742            1,821,579
                                            ==========          ==========          ===========          ===========
  Cost                                      $2,842,843          $4,665,412          $61,010,291          $16,897,099
                                            ==========          ==========          ===========          ===========
  Market Value                              $1,465,631          $3,129,164          $42,794,159          $14,348,065
 Due from Hartford Life and Annuity
  Insurance Company                                159                  --                   --                3,628
 Receivable from fund shares sold                   --              22,782               83,328                   --
 Other assets                                       --                  --                   --                   --
                                            ----------          ----------          -----------          -----------
 Total Assets                                1,465,790           3,151,946           42,877,487           14,351,693
                                            ----------          ----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --              22,782               83,328                   --
 Payable for fund shares purchased                 159                  --                   --                3,628
 Other liabilities                                  --                  --                    3                    1
                                            ----------          ----------          -----------          -----------
 Total Liabilities                                 159              22,782               83,331                3,629
                                            ----------          ----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,465,631          $3,129,164          $42,794,156          $14,348,064
                                            ==========          ==========          ===========          ===========

(a) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD             HARTFORD             HARTFORD             HARTFORD
                                    MONEY MARKET        SMALLCAP VALUE       SMALLCAP GROWTH          STOCK
                                      HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    15,586,974            2,583,649            4,520,538             109,350
                                     ===========          ===========          ===========          ==========
  Cost                               $15,586,974          $30,463,849          $52,892,282          $4,310,265
                                     ===========          ===========          ===========          ==========
  Market Value                       $15,586,974          $24,298,458          $70,738,876          $3,947,837
 Due from Hartford Life and
  Annuity Insurance Company               60,246                   --                   --                  --
 Receivable from fund shares
  sold                                        --                2,866                8,447              11,683
 Other assets                                 --                   --                   --                  --
                                     -----------          -----------          -----------          ----------
 Total Assets                         15,647,220           24,301,324           70,747,323           3,959,520
                                     -----------          -----------          -----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                2,866                8,447              11,683
 Payable for fund shares
  purchased                               60,246                   --                   --                  --
 Other liabilities                            --                   --                    1                  --
                                     -----------          -----------          -----------          ----------
 Total Liabilities                        60,246                2,866                8,448              11,683
                                     -----------          -----------          -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $15,586,974          $24,298,458          $70,738,875          $3,947,837
                                     ===========          ===========          ===========          ==========

                                      HARTFORD             HARTFORD             HARTFORD
                                   U.S. GOVERNMENT           VALUE               EQUITY
                                     SECURITIES          OPPORTUNITIES           INCOME
                                      HLS FUND             HLS FUND             HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     1,361,931            2,122,042              109,531
                                     ===========          ===========          ===========
  Cost                               $15,446,559          $24,340,207           $1,470,385
                                     ===========          ===========          ===========
  Market Value                       $14,345,095          $27,061,691           $1,147,671
 Due from Hartford Life and
  Annuity Insurance Company                   --                   --                  585
 Receivable from fund shares
  sold                                     1,219               26,276                   --
 Other assets                                 --                   --                   --
                                     -----------          -----------          -----------
 Total Assets                         14,346,314           27,087,967            1,148,256
                                     -----------          -----------          -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                1,219               26,276                   --
 Payable for fund shares
  purchased                                   --                   --                  585
 Other liabilities                            --                    1                   --
                                     -----------          -----------          -----------
 Total Liabilities                         1,219               26,277                  585
                                     -----------          -----------          -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $14,345,095          $27,061,690           $1,147,671
                                     ===========          ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                       UNITS
                                                      OWNED BY           MINIMUM UNIT               MAXIMUM UNIT       CONTRACT
                                                    PARTICIPANTS         FAIR VALUE #               FAIR VALUE #       LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
Hartford Advisers HLS Fund -- Class IA                2,037,118           $12.469870        to       $40.335424       $45,845,795
Hartford Total Return Bond HLS Fund -- Class
 IA                                                    797,987             16.693310        to        29.627992        18,050,274
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                   1,263,093            19.318782        to        21.213073        25,349,749
Hartford Dividend and Growth HLS Fund -- Class
 IA                                                    389,480             10.070289        to        10.601064         4,006,670
Hartford Fundamental Growth HLS Fund -- Class
 IA                                                     70,602              9.957014        to        10.481862           715,653
Hartford Global Advisers HLS Fund -- Class IA           51,312              9.778074        to        10.293400           508,731
Hartford Global Growth HLS Fund -- Class IA           3,546,763            11.694494        to        24.969634        68,617,652
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                   2,217,661            10.500046        to        23.355183        35,243,396
Hartford Growth HLS Fund -- Class IA                    44,959              9.015504        to         9.490834           415,948
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                   7,581,830            17.832444        to        74.109824       257,834,494
Hartford High Yield HLS Fund -- Class IA               499,905             15.068803        to        18.759934         8,286,744
Hartford Index HLS Fund -- Class IA                   3,947,634             9.559941        to        18.445446        54,330,951
Hartford International Growth HLS Fund -- Class
 IA                                                    188,335              7.610304        to         8.011697         1,465,631
Hartford International Small Company HLS Fund
 -- Class IA                                           311,377              9.846385        to        10.365411         3,129,164
Hartford International Opportunities HLS Fund
 -- Class IA                                          2,594,269            12.786788        to        19.864837        42,794,156
Hartford MidCap Growth HLS Fund -- Class IA           1,010,695            12.699827        to        15.400887        14,348,064
Hartford Money Market HLS Fund -- Class IA            1,009,122            13.165583        to        22.578740        15,586,974
Hartford SmallCap Value HLS Fund -- Class IA          1,055,242            21.298355        to        24.471029        24,298,458
Hartford SmallCap Growth HLS Fund -- Class IA         3,420,228            16.366335        to        25.860376        70,738,875
Hartford Stock HLS Fund -- Class IA                    370,148              9.938302        to        11.324420         3,947,837
Hartford U.S. Government Securities HLS Fund --
 Class IA                                              711,994             15.526652        to        31.163529        14,345,095
Hartford Value Opportunities HLS Fund -- Class
 IA                                                   1,451,592            14.991694        to        22.992430        27,061,690
Hartford Equity Income HLS Fund -- Class IA            114,906              9.828214        to        10.346192         1,147,671

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                     HARTFORD              HARTFORD             HARTFORD
                                              HARTFORD                TOTAL                CAPITAL              DIVIDEND
                                              ADVISERS             RETURN BOND           APPRECIATION          AND GROWTH
                                              HLS FUND               HLS FUND              HLS FUND             HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $929,337              $672,578              $198,273             $80,247
                                             -----------            ----------            ----------            --------
EXPENSES:
 Mortality and expense risk charges             (366,565)             (144,531)             (166,579)            (26,138)
                                             -----------            ----------            ----------            --------
  Net investment income (loss)                   562,772               528,047                31,694              54,109
                                             -----------            ----------            ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (1,245,018)               71,584                26,024               8,187
 Net realized gain on distribution                    --                    --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    11,423,037             1,628,188             7,947,330             721,583
                                             -----------            ----------            ----------            --------
  Net gain (loss) on investments              10,178,019             1,699,772             7,973,354             729,770
                                             -----------            ----------            ----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $10,740,791            $2,227,819            $8,005,048            $783,879
                                             ===========            ==========            ==========            ========

                                             HARTFORD            HARTFORD                                    HARTFORD
                                           FUNDAMENTAL            GLOBAL              HARTFORD             DISCIPLINED
                                              GROWTH             ADVISERS           GLOBAL GROWTH             EQUITY
                                             HLS FUND            HLS FUND             HLS FUND               HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $2,580                $ --               $441,264              $490,555
                                             --------            --------            -----------            ----------
EXPENSES:
 Mortality and expense risk charges            (3,848)             (4,565)              (578,412)             (253,771)
                                             --------            --------            -----------            ----------
  Net investment income (loss)                 (1,268)             (4,565)              (137,148)              236,784
                                             --------            --------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (11,316)            (12,524)            (1,184,644)             (371,543)
 Net realized gain on distribution                 --                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    146,616             123,051             19,351,191             7,286,358
                                             --------            --------            -----------            ----------
  Net gain (loss) on investments              135,300             110,527             18,166,547             6,914,815
                                             --------            --------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $134,032            $105,962            $18,029,399            $7,151,599
                                             ========            ========            ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                  HARTFORD
                                            HARTFORD               GROWTH                HARTFORD              HARTFORD
                                             GROWTH            OPPORTUNITIES            HIGH YIELD               INDEX
                                            HLS FUND              HLS FUND               HLS FUND              HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)          SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $1,706              $1,371,952              $656,114               $976,402
                                             -------            ------------            ----------            -----------
EXPENSES:
 Mortality and expense risk charges           (1,969)             (2,049,261)              (55,825)              (388,637)
                                             -------            ------------            ----------            -----------
  Net investment income (loss)                  (263)               (677,309)              600,289                587,765
                                             -------            ------------            ----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 7,123             (21,266,206)               83,463               (669,825)
 Net realized gain on distribution                --                      --                    --                 23,199
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    87,024              82,690,431             1,946,322             11,237,369
                                             -------            ------------            ----------            -----------
  Net gain (loss) on investments              94,147              61,424,225             2,029,785             10,590,743
                                             -------            ------------            ----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $93,884             $60,746,916            $2,630,074            $11,178,508
                                             =======            ============            ==========            ===========

                                             HARTFORD            HARTFORD             HARTFORD               HARTFORD
                                          INTERNATIONAL       INTERNATIONAL         INTERNATIONAL             MIDCAP
                                              GROWTH          SMALL COMPANY         OPPORTUNITIES             GROWTH
                                             HLS FUND            HLS FUND             HLS FUND               HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $23,023             $46,011               $746,791               $37,818
                                             --------            --------            -----------            ----------
EXPENSES:
 Mortality and expense risk charges            (9,548)            (20,010)              (335,938)              (66,848)
                                             --------            --------            -----------            ----------
  Net investment income (loss)                 13,475              26,001                410,853               (29,030)
                                             --------            --------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (11,817)            (54,276)            (1,844,572)             (727,114)
 Net realized gain on distribution                 --                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    325,676             860,641             12,344,560             5,558,823
                                             --------            --------            -----------            ----------
  Net gain (loss) on investments              313,859             806,365             10,499,988             4,831,709
                                             --------            --------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $327,334            $832,366            $10,910,841            $4,802,679
                                             ========            ========            ===========            ==========

(a) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD               HARTFORD                HARTFORD
                                    MONEY MARKET         SMALLCAP VALUE        SMALLCAP GROWTH              STOCK
                                      HLS FUND              HLS FUND               HLS FUND                HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,658              $190,704                 $54,967                 $53,746
                                      ---------            ----------            ------------            ------------
EXPENSES:
 Mortality and expense risk
  charges                              (130,101)             (123,008)               (489,263)                (20,319)
                                      ---------            ----------            ------------            ------------
  Net investment income (loss)         (119,443)               67,696                (434,296)                 33,427
                                      ---------            ----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      --            (1,237,156)                 37,786                (168,742)
 Net realized gain on
  distribution                               --                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            --             6,611,761              19,066,806               1,270,281
                                      ---------            ----------            ------------            ------------
  Net gain (loss) on
   investments                               --             5,374,605              19,104,592               1,101,539
                                      ---------            ----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(119,443)           $5,442,301             $18,670,296              $1,134,966
                                      =========            ==========            ============            ============

                                       HARTFORD                HARTFORD              HARTFORD
                                    U.S. GOVERNMENT             VALUE                 EQUITY
                                      SECURITIES            OPPORTUNITIES             INCOME
                                       HLS FUND                HLS FUND              HLS FUND
                                      SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $4,190                 $252,724             $29,324
                                       ---------             ------------            --------
EXPENSES:
 Mortality and expense risk
  charges                               (116,442)                (171,022)             (8,759)
                                       ---------             ------------            --------
  Net investment income (loss)          (112,252)                  81,702              20,565
                                       ---------             ------------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (66,381)                (438,716)            (28,437)
 Net realized gain on
  distribution                                --                       --               5,593
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        546,158                9,072,367             150,305
                                       ---------             ------------            --------
  Net gain (loss) on
   investments                           479,777                8,633,651             127,461
                                       ---------             ------------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $367,525               $8,715,353            $148,026
                                       =========             ============            ========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                     HARTFORD               HARTFORD               HARTFORD
                                              HARTFORD                 TOTAL                 CAPITAL               DIVIDEND
                                              ADVISERS              RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $562,772               $528,047                $31,694               $54,109
 Net realized gain (loss) on security
  transactions                                (1,245,018)                71,584                 26,024                 8,187
 Net realized gain on distributions                   --                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    11,423,037              1,628,188              7,947,330               721,583
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   10,740,791              2,227,819              8,005,048               783,879
                                             -----------            -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     4,530,930              1,476,662              2,452,173               333,294
 Net transfers                                (1,360,386)             2,096,945                328,600               437,617
 Surrenders for benefit payments and
  fees                                        (4,060,640)            (2,293,042)            (2,083,536)             (429,098)
 Net loan activity                                19,384                  8,038                  7,461                   514
 Cost of insurance                            (3,909,196)            (1,341,041)            (1,431,421)             (201,438)
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,779,908)               (52,438)              (726,723)              140,889
                                             -----------            -----------            -----------            ----------
 Net increase (decrease) in net assets         5,960,883              2,175,381              7,278,325               924,768
NET ASSETS:
 Beginning of year                            39,884,912             15,874,893             18,071,424             3,081,902
                                             -----------            -----------            -----------            ----------
 End of year                                 $45,845,795            $18,050,274            $25,349,749            $4,006,670
                                             ===========            ===========            ===========            ==========

                                             HARTFORD             HARTFORD                                    HARTFORD
                                            FUNDAMENTAL            GLOBAL              HARTFORD              DISCIPLINED
                                              GROWTH              ADVISERS           GLOBAL GROWTH             EQUITY
                                             HLS FUND             HLS FUND             HLS FUND               HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(1,268)            $(4,565)             $(137,148)              $236,784
 Net realized gain (loss) on security
  transactions                                 (11,316)            (12,524)            (1,184,644)              (371,543)
 Net realized gain on distributions                 --                  --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     146,616             123,051             19,351,191              7,286,358
                                             ---------            --------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    134,032             105,962             18,029,399              7,151,599
                                             ---------            --------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      20,043              38,648              6,827,254              4,043,420
 Net transfers                                 353,629             (40,543)            (1,647,333)              (872,506)
 Surrenders for benefit payments and
  fees                                         (10,371)            (19,614)            (5,291,914)            (3,123,458)
 Net loan activity                                  47                  99                 72,862                 17,135
 Cost of insurance                             (15,869)            (38,850)            (4,926,734)            (2,911,665)
                                             ---------            --------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             347,479             (60,260)            (4,965,865)            (2,847,074)
                                             ---------            --------            -----------            -----------
 Net increase (decrease) in net assets         481,511              45,702             13,063,534              4,304,525
NET ASSETS:
 Beginning of year                             234,142             463,029             55,554,118             30,938,871
                                             ---------            --------            -----------            -----------
 End of year                                  $715,653            $508,731            $68,617,652            $35,243,396
                                             =========            ========            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                HARTFORD
                                            HARTFORD             GROWTH              HARTFORD            HARTFORD
                                             GROWTH          OPPORTUNITIES          HIGH YIELD             INDEX
                                            HLS FUND            HLS FUND             HLS FUND            HLS FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT (A)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(263)            $(677,309)           $600,289             $587,765
 Net realized gain (loss) on security
  transactions                                 7,123           (21,266,206)             83,463             (669,825)
 Net realized gain on distributions               --                    --                  --               23,199
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    87,024            82,690,431           1,946,322           11,237,369
                                            --------          ------------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   93,884            60,746,916           2,630,074           11,178,508
                                            --------          ------------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    33,015            23,300,447             538,309            6,461,956
 Net transfers                                80,492            (7,178,991)          1,032,180           (1,289,681)
 Surrenders for benefit payments and
  fees                                       (29,200)          (20,118,208)           (632,973)          (5,243,030)
 Net loan activity                                 1               198,013               6,875               31,265
 Cost of insurance                           (17,109)          (17,608,468)           (560,629)          (4,420,627)
                                            --------          ------------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            67,199           (21,407,207)            383,762           (4,460,117)
                                            --------          ------------          ----------          -----------
 Net increase (decrease) in net assets       161,083            39,339,709           3,013,836            6,718,391
NET ASSETS:
 Beginning of year                           254,865           218,494,785           5,272,908           47,612,560
                                            --------          ------------          ----------          -----------
 End of year                                $415,948          $257,834,494          $8,286,744          $54,330,951
                                            ========          ============          ==========          ===========

                                             HARTFORD              HARTFORD              HARTFORD               HARTFORD
                                           INTERNATIONAL        INTERNATIONAL          INTERNATIONAL             MIDCAP
                                              GROWTH            SMALL COMPANY          OPPORTUNITIES             GROWTH
                                             HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $13,475               $26,001               $410,853               $(29,030)
 Net realized gain (loss) on security
  transactions                                 (11,817)              (54,276)            (1,844,572)              (727,114)
 Net realized gain on distributions                 --                    --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     325,676               860,641             12,344,560              5,558,823
                                            ----------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    327,334               832,366             10,910,841              4,802,679
                                            ----------            ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     147,312               275,880              3,669,635              1,491,651
 Net transfers                                     931                98,804             (1,281,723)            (1,014,744)
 Surrenders for benefit payments and
  fees                                         (93,939)             (203,791)            (3,719,955)            (1,110,030)
 Net loan activity                                 502                 3,676                 21,563                 (1,317)
 Cost of insurance                             (90,090)             (139,124)            (2,825,721)              (934,209)
                                            ----------            ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (35,284)               35,445             (4,136,201)            (1,568,649)
                                            ----------            ----------            -----------            -----------
 Net increase (decrease) in net assets         292,050               867,811              6,774,640              3,234,030
NET ASSETS:
 Beginning of year                           1,173,581             2,261,353             36,019,516             11,114,034
                                            ----------            ----------            -----------            -----------
 End of year                                $1,465,631            $3,129,164            $42,794,156            $14,348,064
                                            ==========            ==========            ===========            ===========

(a) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       HARTFORD              HARTFORD              HARTFORD             HARTFORD
                                     MONEY MARKET         SMALLCAP VALUE       SMALLCAP GROWTH            STOCK
                                       HLS FUND              HLS FUND              HLS FUND             HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(119,443)              $67,696             $(434,296)             $33,427
 Net realized gain (loss) on
  security transactions                       --            (1,237,156)               37,786             (168,742)
 Net realized gain on
  distributions                               --                    --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                             --             6,611,761            19,066,806            1,270,281
                                      ----------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                            (119,443)            5,442,301            18,670,296            1,134,966
                                      ----------            ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                             1,640,753             2,302,624             7,003,534              385,158
 Net transfers                         3,684,025            (1,043,968)           (2,143,375)            (124,214)
 Surrenders for benefit
  payments and fees                   (5,790,059)           (2,106,310)           (6,172,715)            (255,397)
 Net loan activity                        20,927                11,733                48,757                4,876
 Cost of insurance                    (1,373,451)           (1,513,435)           (4,861,949)            (241,088)
                                      ----------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (1,817,805)           (2,349,356)           (6,125,748)            (230,665)
                                      ----------            ----------            ----------            ---------
 Net increase (decrease) in net
  assets                              (1,937,248)            3,092,945            12,544,548              904,301
NET ASSETS:
 Beginning of year                    17,524,222            21,205,513            58,194,327            3,043,536
                                      ----------            ----------            ----------            ---------
 End of year                          $15,586,974           $24,298,458           $70,738,875           $3,947,837
                                      ==========            ==========            ==========            =========

                                       HARTFORD              HARTFORD             HARTFORD
                                   U.S. GOVERNMENT            VALUE                EQUITY
                                      SECURITIES          OPPORTUNITIES            INCOME
                                       HLS FUND              HLS FUND             HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(112,252)              $81,702              $20,565
 Net realized gain (loss) on
  security transactions                  (66,381)             (438,716)             (28,437)
 Net realized gain on
  distributions                               --                    --                5,593
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        546,158             9,072,367              150,305
                                      ----------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from
  operations                             367,525             8,715,353              148,026
                                      ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                             1,379,263             2,347,626               89,823
 Net transfers                           102,769              (517,249)              23,498
 Surrenders for benefit
  payments and fees                   (1,388,784)           (1,960,242)             (58,769)
 Net loan activity                        11,430                 7,883                  273
 Cost of insurance                    (1,370,437)           (1,778,308)             (66,864)
                                      ----------            ----------            ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                        (1,265,759)           (1,900,290)             (12,039)
                                      ----------            ----------            ---------
 Net increase (decrease) in net
  assets                                (898,234)            6,815,063              135,987
NET ASSETS:
 Beginning of year                    15,243,329            20,246,627            1,011,684
                                      ----------            ----------            ---------
 End of year                          $14,345,095           $27,061,690           $1,147,671
                                      ==========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                     HARTFORD                HARTFORD               HARTFORD
                                              HARTFORD               LARGECAP                 TOTAL                  CAPITAL
                                              ADVISERS                GROWTH               RETURN BOND            APPRECIATION
                                              HLS FUND               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $1,151,780                $70,223              $1,019,352               $280,713
 Net realized gain (loss) on security
  transactions                                  (761,603)              (944,554)                (80,576)              (505,943)
 Net realized gain on distributions              334,201              8,015,714                      --              2,808,779
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (20,589,731)           (39,911,995)             (2,510,308)           (18,180,653)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (19,865,353)           (32,770,612)             (1,571,532)           (15,597,104)
                                             -----------            -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     5,210,650              7,827,358               1,543,237              2,595,449
 Net transfers                                (1,602,674)            (2,938,231)                969,589              3,010,996
 Surrenders for benefit payments and
  fees                                        (4,977,966)            (6,112,333)             (1,706,396)            (3,154,567)
 Net loan activity                                27,493                 19,341                 (13,266)                 8,982
 Cost of insurance                            (3,824,487)            (4,376,226)             (1,161,542)            (1,431,758)
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (5,166,984)            (5,580,091)               (368,378)             1,029,102
                                             -----------            -----------            ------------            -----------
 Net increase (decrease) in net assets       (25,032,337)           (38,350,703)             (1,939,910)           (14,568,002)
NET ASSETS:
 Beginning of year                            64,917,249             80,012,401              17,814,803             32,639,426
                                             -----------            -----------            ------------            -----------
 End of year                                 $39,884,912            $41,661,698             $15,874,893            $18,071,424
                                             ===========            ===========            ============            ===========

                                              HARTFORD             HARTFORD             HARTFORD
                                              DIVIDEND            FUNDAMENTAL            GLOBAL               HARTFORD
                                             AND GROWTH             GROWTH              ADVISERS            GLOBAL GROWTH
                                              HLS FUND             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $64,088              $(2,512)             $23,228              $(275,337)
 Net realized gain (loss) on security
  transactions                                  (38,114)             (79,577)              (9,080)            (1,670,636)
 Net realized gain on distributions              77,835               38,129                9,034              3,747,397
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (1,555,728)            (149,853)            (216,171)           (66,129,271)
                                             ----------            ---------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,451,919)            (193,813)            (192,989)           (64,327,847)
                                             ----------            ---------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                      314,776               22,156               40,485              7,997,451
 Net transfers                                1,019,654              476,250              498,244             (2,537,686)
 Surrenders for benefit payments and
  fees                                         (288,585)            (199,056)             (36,111)            (8,079,922)
 Net loan activity                                1,546                   --                   --                 46,908
 Cost of insurance                             (181,007)             (10,682)             (32,619)            (5,263,791)
                                             ----------            ---------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              866,384              288,668              469,999             (7,837,040)
                                             ----------            ---------            ---------            -----------
 Net increase (decrease) in net assets         (585,535)              94,855              277,010            (72,164,887)
NET ASSETS:
 Beginning of year                            3,667,437              139,287              186,019            127,719,005
                                             ----------            ---------            ---------            -----------
 End of year                                 $3,081,902             $234,142             $463,029            $55,554,118
                                             ==========            =========            =========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD                                     HARTFORD
                                             DISCIPLINED            HARTFORD                GROWTH                HARTFORD
                                               EQUITY                GROWTH             OPPORTUNITIES            HIGH YIELD
                                              HLS FUND              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $148,303                $(919)            $(1,627,789)             $626,591
 Net realized gain (loss) on security
  transactions                                    27,264               (5,078)             (5,508,941)              (60,842)
 Net realized gain on distributions            4,225,247               11,009              11,317,295                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (24,078,368)            (169,516)           (162,890,470)           (2,474,777)
                                             -----------            ---------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                  (19,677,554)            (164,504)           (158,709,905)           (1,909,028)
                                             -----------            ---------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                     4,709,944               37,196              19,254,380               616,747
 Net transfers                                (1,623,257)              94,068              (9,882,237)             (118,708)
 Surrenders for benefit payments and
  fees                                        (3,997,041)              (9,929)            (23,735,166)             (518,286)
 Net loan activity                                18,566                   --                  56,155                 1,608
 Cost of insurance                            (2,994,685)             (16,399)            (14,217,653)             (499,118)
                                             -----------            ---------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (3,886,473)             104,936             (28,524,521)             (517,757)
                                             -----------            ---------            ------------            ----------
 Net increase (decrease) in net assets       (23,564,027)             (59,568)           (187,234,426)           (2,426,785)
NET ASSETS:
 Beginning of year                            54,502,898              314,433             364,067,513             7,699,693
                                             -----------            ---------            ------------            ----------
 End of year                                 $30,938,871             $254,865            $176,833,087            $5,272,908
                                             ===========            =========            ============            ==========

                                                                     HARTFORD              HARTFORD              HARTFORD
                                              HARTFORD            INTERNATIONAL         INTERNATIONAL          INTERNATIONAL
                                                INDEX                 GROWTH            SMALL COMPANY          OPPORTUNITIES
                                              HLS FUND               HLS FUND              HLS FUND              HLS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $863,118                $3,843               $15,667               $692,418
 Net realized gain (loss) on security
  transactions                                  (521,539)             (194,384)              (85,620)            (1,080,389)
 Net realized gain on distributions            1,607,428               114,833               101,668              2,296,276
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   (31,784,001)           (1,577,142)           (1,815,538)           (30,339,716)
                                             -----------            ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (29,834,994)           (1,652,850)           (1,783,823)           (28,431,411)
                                             -----------            ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,692,659               187,040               310,567              4,402,664
 Net transfers                                (3,094,809)             (205,427)              (78,840)            (2,495,910)
 Surrenders for benefit payments and
  fees                                        (6,604,130)             (117,046)             (246,323)            (4,767,029)
 Net loan activity                                26,288                    94                    24                  3,989
 Cost of insurance                            (4,631,649)             (100,329)             (150,513)            (2,974,068)
                                             -----------            ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (6,611,641)             (235,668)             (165,085)            (5,830,354)
                                             -----------            ----------            ----------            -----------
 Net increase (decrease) in net assets       (36,446,635)           (1,888,518)           (1,948,908)           (34,261,765)
NET ASSETS:
 Beginning of year                            84,059,195             3,062,099             4,210,261             70,281,281
                                             -----------            ----------            ----------            -----------
 End of year                                 $47,612,560            $1,173,581            $2,261,353            $36,019,516
                                             ===========            ==========            ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                              HARTFORD
                                               MIDCAP                HARTFORD               HARTFORD               HARTFORD
                                               GROWTH              MONEY MARKET          SMALLCAP VALUE         SMALLCAP GROWTH
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(34,602)              $212,416               $170,904              $(314,419)
 Net realized gain (loss) on security
  transactions                                  (261,108)                    --               (490,578)              (460,520)
 Net realized gain on distributions              175,506                     --                253,719                632,643
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (9,631,213)                    --             (9,422,880)           (36,709,077)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (9,751,417)               212,416             (9,488,835)           (36,851,373)
                                             -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,753,560              1,578,532              2,786,287              8,312,109
 Net transfers                                      (959)             9,625,820             (1,722,451)            (4,138,939)
 Surrenders for benefit payments and
  fees                                        (1,792,025)            (6,865,595)            (3,168,071)            (8,347,105)
 Net loan activity                                 3,820                  8,945                 (1,605)                36,911
 Cost of insurance                              (966,502)            (1,064,918)            (1,609,750)            (4,971,697)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,002,106)             3,282,784             (3,715,590)            (9,108,721)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets       (10,753,523)             3,495,200            (13,204,425)           (45,960,094)
NET ASSETS:
 Beginning of year                            21,867,557             14,029,022             34,409,938            104,154,421
                                             -----------            -----------            -----------            -----------
 End of year                                 $11,114,034            $17,524,222            $21,205,513            $58,194,327
                                             ===========            ===========            ===========            ===========

                                                                     HARTFORD               HARTFORD               HARTFORD
                                              HARTFORD            U.S. GOVERNMENT             VALUE                 EQUITY
                                                STOCK               SECURITIES            OPPORTUNITIES             INCOME
                                              HLS FUND               HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $63,514             $1,159,992               $358,388                $29,888
 Net realized gain (loss) on security
  transactions                                   (83,219)                (1,516)              (840,409)               (74,188)
 Net realized gain on distributions               27,623                     --                203,586                 81,882
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (2,431,979)            (1,392,967)           (14,955,563)              (505,484)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (2,424,061)              (234,491)           (15,233,998)              (467,902)
                                             -----------            -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                       473,515              1,533,814              2,848,871                 87,882
 Net transfers                                  (280,911)               560,997             (2,858,379)              (158,907)
 Surrenders for benefit payments and
  fees                                          (372,838)            (1,373,229)            (2,497,824)               (79,792)
 Net loan activity                                 1,568                    364                  1,275                     52
 Cost of insurance                              (255,315)            (1,233,078)            (1,769,845)               (71,104)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (433,981)              (511,132)            (4,275,902)              (221,869)
                                             -----------            -----------            -----------            -----------
 Net increase (decrease) in net assets        (2,858,042)              (745,623)           (19,509,900)              (689,771)
NET ASSETS:
 Beginning of year                             5,901,578             15,988,952             39,756,527              1,701,455
                                             -----------            -----------            -----------            -----------
 End of year                                  $3,043,536            $15,243,329            $20,246,627             $1,011,684
                                             ===========            ===========            ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Variable Account C (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2002, the Company entered into an agreement with Hartford Life and Annuity Insurance Company to co-insure the obligations of the Company under the variable life contracts and to provide administration for the contracts. Effective September 6, 2005, the Company changed its name from Fortis Benefits Insurance Company in conjunction with Assurant Inc.'s initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value Opportunities HLS Fund, and Hartford Equity Income HLS Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income are accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All contracts are currently in the accumulation period.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad Levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will charge an expense at a maximum annual rate of 1.00% of the Contract's value for the mortality and expense risks which the Company undertakes.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum annual rate of 3.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) COST OF INSURANCE -- In accordance with terms of the contracts, the Company makes deductions for cost of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through surrender of units of interest from applicable contract owners' accounts.

       d) ADMINISTRATIVE CHARGES -- The Company will make certain deductions ranging from $5.00 per $1,000 of face amount to $15.00 plus $0.25 per $1,000 of face amount in supplemental fees for administrative services provided by the Company. These expenses are included in either the mortality and expense risk charges in the statements of operations or the surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                                     PURCHASES       PROCEEDS
SUB-ACCOUNT                                           AT COST       FROM SALES
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund                            $1,866,644      $6,083,780
Hartford Total Return Bond HLS Fund                    4,233,002       3,757,393
Hartford Capital Appreciation HLS Fund                 2,717,539       3,412,571
Hartford Dividend and Growth HLS Fund                    959,811         764,813
Hartford Fundamental Growth HLS Fund                     609,593         263,382
Hartford Global Advisers HLS Fund                        151,949         216,775
Hartford Global Growth HLS Fund                        1,532,227       6,635,240
Hartford Disciplined Equity HLS Fund                   1,449,665       4,059,956
Hartford Growth HLS Fund                                 243,699         176,763
Hartford Growth Opportunities HLS Fund                52,859,804      74,944,320
Hartford High Yield HLS Fund                           2,188,385       1,204,334
Hartford Index HLS Fund                                2,502,139       6,351,292
Hartford International Growth HLS Fund                   375,169         396,978
Hartford International Small Company HLS Fund          1,016,119         954,673
Hartford International Opportunities HLS Fund          2,361,663       6,087,011
Hartford MidCap Growth HLS Fund                        1,103,694       2,701,372
Hartford Money Market HLS Fund                         6,812,271       8,749,519
Hartford SmallCap Value HLS Fund                         956,202       3,237,862
Hartford SmallCap Growth HLS Fund                      1,661,256       8,221,301
Hartford Stock HLS Fund                                  713,829         911,067
Hartford U.S. Government Securities HLS Fund           1,575,368       2,953,379
Hartford Value Opportunities HLS Fund                  1,511,223       3,329,811
Hartford Equity Income HLS Fund                          292,987         278,868
                                                   -------------  --------------
                                                     $89,694,238    $145,692,460
                                                   =============  ==============

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund            457,788     710,344          (252,556)
Hartford Total Return Bond HLS
 Fund                                 395,335     397,561            (2,226)
Hartford Capital Appreciation HLS
 Fund                                 622,258     661,402           (39,144)
Hartford Dividend and Growth HLS
 Fund                                 250,556     231,534            19,022
Hartford Fundamental Growth HLS
 Fund                                  73,096      35,180            37,916
Hartford Global Advisers HLS Fund      32,220      37,377            (5,157)
Hartford Global Growth HLS Fund       997,973   1,297,002          (299,029)
Hartford Disciplined Equity HLS
 Fund                                 685,619     884,216          (198,597)
Hartford Growth HLS Fund               44,385      36,172             8,213
Hartford Growth Opportunities HLS
 Fund                               4,468,988   7,669,508        (3,200,520)
Hartford High Yield HLS Fund          276,000     247,542            28,458
Hartford Index HLS Fund             1,080,550   1,449,863          (369,313)
Hartford International Growth HLS
 Fund                                 122,503     126,702            (4,199)
Hartford International Small
 Company HLS Fund                     221,628     218,237             3,391
Hartford International
 Opportunities HLS Fund             1,068,429   1,365,399          (296,970)

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                          ISSUED     REDEEMED        (DECREASE)
--------------------------------------------------------------------------------
Hartford MidCap Growth HLS Fund       417,951     557,603          (139,652)
Hartford Money Market HLS Fund        683,285     790,795          (107,510)
Hartford SmallCap Value HLS Fund      373,418     496,555          (123,137)
Hartford SmallCap Growth HLS Fund     962,737   1,309,218          (346,481)
Hartford Stock HLS Fund               338,257     370,310           (32,053)
Hartford U.S. Government
 Securities HLS Fund                  231,738     301,517           (69,779)
Hartford Value Opportunities HLS
 Fund                                 603,978     732,550          (128,572)
Hartford Equity Income HLS Fund        81,843      84,856            (3,013)

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                       UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                            ISSUED     REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Hartford Advisers HLS Fund              644,416     877,477        (233,061)
Hartford LargeCap Growth HLS Fund     1,837,921   2,223,944        (386,023)
Hartford Total Return Bond HLS Fund     468,094     484,058         (15,964)
Hartford Capital Appreciation HLS
 Fund                                   952,910     919,341          33,569
Hartford Dividend and Growth HLS
 Fund                                   398,174     323,240          74,934
Hartford Fundamental Growth HLS
 Fund                                   148,971     127,632          21,339
Hartford Global Advisers HLS Fund       102,255      61,000          41,255
Hartford Global Growth HLS Fund       1,241,406   1,544,710        (303,304)
Hartford Disciplined Equity HLS
 Fund                                   897,063   1,112,380        (215,317)
Hartford Growth HLS Fund                 30,307      19,750          10,557
Hartford Growth Opportunities HLS
 Fund                                 1,387,574   2,027,424        (639,850)
Hartford High Yield HLS Fund            265,391     305,219         (39,828)
Hartford Index HLS Fund               1,432,311   1,838,234        (405,923)
Hartford International Growth HLS
 Fund                                   189,431     212,828         (23,397)
Hartford International Small
 Company HLS Fund                       281,760     301,310         (19,550)
Hartford International
 Opportunities HLS Fund               1,534,559   1,873,821        (339,262)
Hartford MidCap Growth HLS Fund         590,744     641,488         (50,744)
Hartford Money Market HLS Fund        1,149,944     944,898         205,046
Hartford SmallCap Value HLS Fund        617,844     784,527        (166,683)
Hartford SmallCap Growth HLS Fund     1,345,578   1,755,979        (410,401)
Hartford Stock HLS Fund                 386,723     425,722         (38,999)
Hartford U.S. Government Securities
 HLS Fund                               426,131     454,852         (28,721)
Hartford Value Opportunities HLS
 Fund                                   917,520   1,136,182        (218,662)
Hartford Equity Income HLS Fund         124,937     146,900         (21,963)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges        891,567    $12.469870     $11,117,727
    Highest contract charges          117,043     17.225196       2,016,095
    Remaining contract charges      1,028,508            --      32,711,973
 2008  Lowest contract charges      1,001,064      9.570975       9,581,154
    Highest contract charges          132,307     13.400452       1,772,968
    Remaining contract charges      1,156,303            --      28,530,790
 2007  Lowest contract charges      1,104,828     14.000676      15,468,331
    Highest contract charges          137,804     19.869557       2,738,097
    Remaining contract charges      1,280,103            --      46,710,821
 2006  Lowest contract charges      1,183,595     13.129329      15,539,814
    Highest contract charges          141,189     18.886158       2,666,523
    Remaining contract charges      1,381,437            --      47,819,155
 2005  Lowest contract charges      1,230,188     11.859945      14,589,965
    Highest contract charges          157,562     17.292022       2,724,564
    Remaining contract charges      1,514,664            --      47,896,238
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges        283,828     16.693310       4,738,036
    Highest contract charges           69,712     17.348338       1,209,382
    Remaining contract charges        444,447            --      12,102,856
 2008  Lowest contract charges        301,692     14.514649       4,378,958
    Highest contract charges           51,461     15.289074         786,790
    Remaining contract charges        447,060            --      10,709,145
 2007  Lowest contract charges        298,192     15.712697       4,685,407
    Highest contract charges           47,920     16.776031         803,915
    Remaining contract charges        470,065            --      12,325,481
 2006  Lowest contract charges        299,207     15.011705       4,491,607
    Highest contract charges           58,107     16.245376         943,970
    Remaining contract charges        464,855            --      11,782,010
 2005  Lowest contract charges        305,778     14.323725       4,379,881
    Highest contract charges           54,904     15.711507         862,621
    Remaining contract charges        491,626            --      12,026,585

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges             --              2.25%             30.29%
    Highest contract charges             1.35%             2.26%             28.54%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              3.01%            (31.64)%
    Highest contract charges             1.35%             3.08%            (32.56)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              2.19%              6.64%
    Highest contract charges             1.35%             2.21%              5.21%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              2.40%             10.70%
    Highest contract charges             1.35%             2.31%              9.22%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              3.30%              7.24%
    Highest contract charges             1.35%             3.15%              5.80%
    Remaining contract charges             --                --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2009  Lowest contract charges             --              3.96%             15.01%
    Highest contract charges             1.35%             4.74%             13.47%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              6.81%             (7.63)%
    Highest contract charges             1.35%             6.24%             (8.86)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              5.33%              4.67%
    Highest contract charges             1.35%             4.81%              3.27%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              4.97%              4.80%
    Highest contract charges             1.35%             5.03%              3.40%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              7.48%              2.45%
    Highest contract charges             1.35%             6.42%              1.08%
    Remaining contract charges             --                --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2009  Lowest contract charges        396,904    $21.213073      $8,419,548
    Highest contract charges           83,295     19.318782       1,609,158
    Remaining contract charges        782,894            --      15,321,043
 2008  Lowest contract charges        399,702     14.562628       5,820,705
    Highest contract charges          107,922     13.442455       1,450,740
    Remaining contract charges        794,613            --      10,799,979
 2007  Lowest contract charges        401,623     26.766641      10,750,093
    Highest contract charges          107,821     25.044720       2,700,351
    Remaining contract charges        759,224            --      19,188,982
 2006  Lowest contract charges        350,743     22.911217       8,035,942
    Highest contract charges           99,833     21.728630       2,169,243
    Remaining contract charges        708,017            --      15,496,839
 2005  Lowest contract charges        262,887     19.646900       5,164,918
    Highest contract charges           68,664     18.886012       1,296,791
    Remaining contract charges        595,552            --      11,308,267
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2009  Lowest contract charges        127,159     10.601064       1,348,019
    Highest contract charges           37,609     10.070289         378,730
    Remaining contract charges        224,712            --       2,279,921
 2008  Lowest contract charges        125,444      8.502852       1,066,634
    Highest contract charges           38,567      8.186925         315,745
    Remaining contract charges        206,447            --       1,699,523
 2007  Lowest contract charges        102,918     12.583994       1,295,120
    Highest contract charges           23,862     12.281489         293,063
    Remaining contract charges        168,744            --       2,079,254
 2006  Lowest contract charges         45,461     11.624352         528,450
    Highest contract charges           18,121     11.499088         208,376
    Remaining contract charges         89,878            --       1,035,054
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2009  Lowest contract charges         18,521     10.481862         194,129
    Highest contract charges            8,845      9.957014          88,068
    Remaining contract charges         43,236            --         433,456
 2008  Lowest contract charges          7,161      7.356668          52,684
    Highest contract charges            7,105      7.083256          50,327
    Remaining contract charges         18,420            --         131,131
 2007  Lowest contract charges            999     12.521469          12,509
    Highest contract charges            2,037     12.220433          24,887
    Remaining contract charges          8,311            --         101,891
 2006  Lowest contract charges            301     10.876615           3,269
    Highest contract charges            1,290     10.774928          13,898
    Remaining contract charges             --            --              --

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2009  Lowest contract charges             --              0.95%             45.67%
    Highest contract charges             1.35%             0.88%             43.72%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              1.84%            (45.59)%
    Highest contract charges             1.35%             1.91%            (46.33)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              0.12%             16.83%
    Highest contract charges             1.35%             0.12%             15.26%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.55%             16.62%
    Highest contract charges             1.35%             1.56%             15.05%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.05%             15.55%
    Highest contract charges             1.34%             1.00%             14.00%
    Remaining contract charges             --                --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2009  Lowest contract charges             --              2.26%             24.68%
    Highest contract charges             1.35%             2.38%             23.01%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              2.57%            (32.43)%
    Highest contract charges             1.35%             3.09%            (33.34)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              2.08%              8.26%
    Highest contract charges             1.34%             1.96%              6.80%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              4.97%             12.11%
    Highest contract charges             1.08%             5.49%             11.10%
    Remaining contract charges             --                --                 --
HARTFORD FUNDAMENTAL GROWTH HLS
 FUND
 2009  Lowest contract charges             --              0.42%             42.48%
    Highest contract charges             1.35%             0.65%             40.57%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              0.26%            (41.25)%
    Highest contract charges             1.34%             0.23%            (42.04)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              0.04%             15.12%
    Highest contract charges             1.34%               --              13.58%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.36%              7.05%
    Highest contract charges             0.93%             1.22%              6.22%
    Remaining contract charges             --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges          9,029    $10.293400         $92,938
    Highest contract charges            7,338      9.778074          71,752
    Remaining contract charges         34,945            --         344,041
 2008  Lowest contract charges         15,662      8.402480         131,597
    Highest contract charges            9,317      8.090302          75,377
    Remaining contract charges         31,490            --         256,055
 2007  Lowest contract charges          3,506     12.448354          43,642
    Highest contract charges            8,291     12.149094         100,727
    Remaining contract charges          3,417            --          41,650
 2006  Lowest contract charges          2,439     10.677092          26,037
    Highest contract charges            4,110     10.577272          43,476
    Remaining contract charges             --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges      1,031,643     11.694494      12,064,537
    Highest contract charges          170,552     12.780685       2,179,772
    Remaining contract charges      2,344,568            --      54,373,343
 2008  Lowest contract charges      1,105,722      8.621583       9,533,070
    Highest contract charges          177,701      9.550444       1,697,125
    Remaining contract charges      2,562,369            --      44,323,923
 2007  Lowest contract charges      1,187,748     18.134396      21,539,095
    Highest contract charges          172,308     20.362281       3,508,583
    Remaining contract charges      2,789,040            --     102,671,327
 2006  Lowest contract charges      1,335,244     14.501781      19,363,415
    Highest contract charges          206,362     16.504619       3,405,919
    Remaining contract charges      3,043,147            --      90,634,708
 2005  Lowest contract charges      1,404,616     12.704752      17,845,296
    Highest contract charges          230,054     14.655921       3,371,647
    Remaining contract charges      3,320,790            --      87,665,728
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2009  Lowest contract charges      1,083,944     10.500046      11,381,462
    Highest contract charges          148,443     15.526764       2,304,840
    Remaining contract charges        985,274            --      21,557,094
 2008  Lowest contract charges      1,170,444      8.356768       9,781,132
    Highest contract charges          155,307     12.525339       1,945,274
    Remaining contract charges      1,090,507            --      19,212,465
 2007  Lowest contract charges      1,255,936     13.321785      16,731,308
    Highest contract charges          161,036     20.239167       3,259,227
    Remaining contract charges      1,214,603            --      34,512,363
 2006  Lowest contract charges      1,414,299     12.295895      17,390,078
    Highest contract charges          172,231     18.934410       3,261,101
    Remaining contract charges      1,344,291            --      35,667,433
 2005  Lowest contract charges      1,489,223     10.934389      16,283,738
    Highest contract charges          167,693     17.066642       2,861,965
    Remaining contract charges      1,465,776            --      34,989,461

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
 2009  Lowest contract charges             --                --              22.50%
    Highest contract charges             1.35%               --              20.86%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              4.79%            (32.50)%
    Highest contract charges             1.35%             3.97%            (33.41)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              1.00%             16.59%
    Highest contract charges             1.34%             1.27%             15.03%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              6.86%              3.07%
    Highest contract charges             0.94%             6.48%              2.27%
    Remaining contract charges             --                --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges             --              0.75%             35.64%
    Highest contract charges             1.35%             0.75%             33.82%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              0.68%            (52.46)%
    Highest contract charges             1.35%             0.72%            (53.10)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              0.05%             25.05%
    Highest contract charges             1.35%             0.05%             23.37%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              0.79%             14.15%
    Highest contract charges             1.35%             0.78%             12.61%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.82%              2.59%
    Highest contract charges             1.35%             0.80%              1.21%
    Remaining contract charges             --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2009  Lowest contract charges             --              1.57%             25.65%
    Highest contract charges             1.35%             1.57%             23.96%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              1.18%            (37.27)%
    Highest contract charges             1.35%             1.19%            (38.11)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              0.99%              8.34%
    Highest contract charges             1.35%             1.00%              6.89%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.12%             12.45%
    Highest contract charges             1.35%             1.15%             10.94%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.20%              6.58%
    Highest contract charges             1.35%             1.13%              5.15%
    Remaining contract charges             --                --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges         18,982     $9.490834        $180,157
    Highest contract charges              228      9.015504           2,054
    Remaining contract charges         25,749            --         233,737
 2008  Lowest contract charges         15,224      7.069923         107,635
    Highest contract charges              251      6.807115           1,705
    Remaining contract charges         21,271            --         145,525
 2007  Lowest contract charges         12,006     12.144785         145,807
    Highest contract charges              824     11.852758           9,770
    Remaining contract charges         13,359            --         158,856
 2006  Lowest contract charges          8,904     10.399640          92,596
    Highest contract charges           13,970     10.302367         143,921
    Remaining contract charges             --            --              --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2009  Lowest contract charges      3,045,345     17.832444      54,305,944
    Highest contract charges          372,416     21.252130       7,914,628
    Remaining contract charges      4,164,069            --     195,613,922
 2008  Lowest contract charges      1,983,880     13.758938      27,296,087
    Highest contract charges          241,107     16.620294       4,007,266
    Remaining contract charges      3,959,797            --     145,529,734
 2007  Lowest contract charges      2,158,725     25.322091      54,663,430
    Highest contract charges          264,083     31.005187       8,187,958
    Remaining contract charges      4,401,826            --     301,216,125
 2006  Lowest contract charges      2,380,461     19.531033      46,492,859
    Highest contract charges          318,619     24.239230       7,723,086
    Remaining contract charges      4,833,873            --     258,153,331
 2005  Lowest contract charges      2,469,473     17.430141      43,043,256
    Highest contract charges          318,541     21.925977       6,984,333
    Remaining contract charges      5,236,887            --     252,543,416
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges        154,800     15.068803       2,332,647
    Highest contract charges           45,644     15.129305         690,566
    Remaining contract charges        299,461            --       5,263,531
 2008  Lowest contract charges        143,959     10.015254       1,441,785
    Highest contract charges           24,482     10.191935         249,521
    Remaining contract charges        303,006            --       3,581,602
 2007  Lowest contract charges        161,726     13.395022       2,166,323
    Highest contract charges           26,228     13.816778         362,390
    Remaining contract charges        323,321            --       5,170,980
 2006  Lowest contract charges        166,873     13.031809       2,174,663
    Highest contract charges           27,555     13.624784         375,419
    Remaining contract charges        344,849            --       5,428,305
 2005  Lowest contract charges        190,060     11.722624       2,228,006
    Highest contract charges           35,445     12.422526         440,320
    Remaining contract charges        374,003            --       5,357,635

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges             --              0.52%             34.24%
    Highest contract charges             1.36%             0.47%             32.44%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              0.29%            (41.79)%
    Highest contract charges             1.37%             0.38%            (42.57)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              0.02%             16.78%
    Highest contract charges             1.34%             0.06%             15.22%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              0.19%              0.71%
    Highest contract charges             0.92%             0.17%             (0.07)%
    Remaining contract charges             --                --                 --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2009  Lowest contract charges             --              0.68%             29.61%
    Highest contract charges             1.35%             0.70%             27.87%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              0.39%            (45.66)%
    Highest contract charges             1.35%             0.39%            (46.40)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              0.14%             29.65%
    Highest contract charges             1.35%             0.14%             27.91%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              0.77%             12.05%
    Highest contract charges             1.35%             0.78%             10.55%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              0.22%             16.31%
    Highest contract charges             1.34%             0.23%             14.75%
    Remaining contract charges             --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges             --              9.66%             50.46%
    Highest contract charges             1.35%            15.08%             48.44%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              9.84%            (25.23)%
    Highest contract charges             1.35%             9.96%            (26.24)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              7.64%              2.79%
    Highest contract charges             1.35%             7.66%              1.41%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --             14.51%             11.17%
    Highest contract charges             1.35%            14.33%              9.68%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              6.62%              2.13%
    Highest contract charges             1.35%             6.89%              0.76%
    Remaining contract charges             --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges      1,828,248     $9.559941     $17,477,946
    Highest contract charges          255,866     17.117733       4,379,841
    Remaining contract charges      1,863,520            --      32,473,164
 2008  Lowest contract charges      1,978,270      7.578370      14,992,062
    Highest contract charges          287,776     13.754028       3,958,083
    Remaining contract charges      2,050,901            --      28,662,415
 2007  Lowest contract charges      2,111,466     12.050367      25,443,946
    Highest contract charges          304,742     22.168344       6,755,629
    Remaining contract charges      2,306,662            --      51,859,620
 2006  Lowest contract charges      2,257,562     11.454480      25,859,199
    Highest contract charges          318,387     21.358512       6,800,265
    Remaining contract charges      2,483,435            --      53,693,680
 2005  Lowest contract charges      2,398,550      9.921147      23,796,367
    Highest contract charges          339,566     18.750753       6,367,109
    Remaining contract charges      2,724,253            --      51,614,456
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2009  Lowest contract charges         65,798      8.011697         527,151
    Highest contract charges           11,381      7.610304          86,610
    Remaining contract charges        111,156            --         851,870
 2008  Lowest contract charges         68,383      6.226510         425,790
    Highest contract charges           11,206      5.994991          67,180
    Remaining contract charges        112,945            --         680,611
 2007  Lowest contract charges         54,948     14.406110         791,593
    Highest contract charges           18,189     14.059790         255,736
    Remaining contract charges        142,794            --       2,014,770
 2006  Lowest contract charges         13,502     11.626340         156,974
    Highest contract charges              416     11.501019           4,780
    Remaining contract charges         35,349            --         407,365
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges         95,429     10.365411         989,159
    Highest contract charges           24,187      9.846385         238,155
    Remaining contract charges        191,761            --       1,901,850
 2008  Lowest contract charges         99,950      7.507185         750,343
    Highest contract charges           19,932      7.228208         144,072
    Remaining contract charges        188,104            --       1,366,938
 2007  Lowest contract charges        104,401     13.041335       1,361,525
    Highest contract charges           20,377     12.727820         259,355
    Remaining contract charges        202,758            --       2,589,381
 2006  Lowest contract charges         29,991     11.963986         358,811
    Highest contract charges           12,730     11.835073         150,666
    Remaining contract charges         81,226            --         962,747

                                                       INVESTMENT
                                       EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                            RATIO*           RATIO**           RETURN***
---------------------------------  ----------------------------------------------------
HARTFORD INDEX HLS FUND
 2009  Lowest contract charges             --              2.05%             26.15%
    Highest contract charges             1.35%             2.02%             24.46%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              2.15%            (37.11)%
    Highest contract charges             1.35%             2.12%            (37.96)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              1.63%              5.20%
    Highest contract charges             1.35%             1.62%              3.79%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              1.71%             15.46%
    Highest contract charges             1.35%             1.70%             13.91%
    Remaining contract charges             --                --                 --
 2005  Lowest contract charges             --              1.94%              4.50%
    Highest contract charges             1.35%             1.86%              3.10%
    Remaining contract charges             --                --                 --
HARTFORD INTERNATIONAL GROWTH HLS
 FUND
 2009  Lowest contract charges             --              1.81%             28.67%
    Highest contract charges             1.35%             1.83%             26.94%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              1.07%            (56.78)%
    Highest contract charges             1.36%             0.76%            (57.36)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              1.01%             23.91%
    Highest contract charges             1.34%             1.15%             22.25%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              2.30%              8.05%
    Highest contract charges             1.09%             2.19%              7.08%
    Remaining contract charges             --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2009  Lowest contract charges             --              1.73%             38.07%
    Highest contract charges             1.35%             2.01%             36.22%
    Remaining contract charges             --                --                 --
 2008  Lowest contract charges             --              1.28%            (42.44)%
    Highest contract charges             1.36%             1.26%            (43.21)%
    Remaining contract charges             --                --                 --
 2007  Lowest contract charges             --              2.27%              9.01%
    Highest contract charges             1.35%             1.98%              7.54%
    Remaining contract charges             --                --                 --
 2006  Lowest contract charges             --              3.11%              9.72%
    Highest contract charges             1.07%             5.97%              8.73%
    Remaining contract charges             --                --                 --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                  835,207      $12.786788       $10,679,610
    Highest contract charges                    198,955       15.080678         3,000,383
    Remaining contract charges                1,560,107              --        29,114,163
 2008  Lowest contract charges                  926,326        9.581074         8,875,198
    Highest contract charges                    242,846       11.453524         2,781,447
    Remaining contract charges                1,722,067              --        24,362,871
 2007  Lowest contract charges                1,042,209       16.589485        17,289,704
    Highest contract charges                    265,781       20.101973         5,342,732
    Remaining contract charges                1,922,511              --        47,648,845
 2006  Lowest contract charges                  353,531       13.018982         4,602,613
    Highest contract charges                     98,989       15.989791         1,582,837
    Remaining contract charges                  558,951              --        11,001,251
 2005  Lowest contract charges                  316,394       10.460471         3,309,626
    Highest contract charges                     73,599       13.022018           958,403
    Remaining contract charges                  539,632              --         8,631,347
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges                  517,340       15.400887         7,967,496
    Highest contract charges                     68,815       12.699827           873,935
    Remaining contract charges                  424,540              --         5,506,633
 2008  Lowest contract charges                  597,310       10.415223         6,221,116
    Highest contract charges                     89,946        8.705283           783,003
    Remaining contract charges                  463,091              --         4,109,915
 2007  Lowest contract charges                  594,454       19.595641        11,648,711
    Highest contract charges                    102,871       16.601913         1,707,861
    Remaining contract charges                  503,766              --         8,510,985
 2006  Lowest contract charges                  638,714       17.550598        11,209,815
    Highest contract charges                     94,009       15.071336         1,416,852
    Remaining contract charges                  521,766              --         7,987,895
 2005  Lowest contract charges                  653,349       15.632507        10,213,477
    Highest contract charges                     92,824       13.606654         1,263,019
    Remaining contract charges                  549,264              --         7,578,595

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                  --               1.99%              33.46%
    Highest contract charges                  1.35%              1.91%              31.67%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.18%             (42.25)%
    Highest contract charges                  1.35%              2.21%             (43.02)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.29%              27.43%
    Highest contract charges                  1.34%              2.21%              25.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               2.78%              24.46%
    Highest contract charges                  1.35%              2.77%              22.79%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --                 --               14.62%
    Highest contract charges                  1.35%                --               13.08%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges                  --               0.31%              47.87%
    Highest contract charges                  1.35%              0.27%              45.89%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.36%             (46.85)%
    Highest contract charges                  1.36%              0.33%             (47.57)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.47%              11.65%
    Highest contract charges                  1.35%              0.48%              10.16%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --                 --               12.27%
    Highest contract charges                  1.35%                --               10.76%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.02%               4.55%
    Highest contract charges                  1.35%              0.02%               3.14%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                  398,188      $13.591490        $5,411,973
    Highest contract charges                     81,829       13.165583         1,077,329
    Remaining contract charges                  529,105              --         9,097,672
 2008  Lowest contract charges                  404,598       13.582927         5,495,627
    Highest contract charges                     82,407       13.335626         1,098,949
    Remaining contract charges                  629,627              --        10,929,646
 2007  Lowest contract charges                  348,503       13.298724         4,634,645
    Highest contract charges                     73,748       13.234525           976,017
    Remaining contract charges                  489,335              --         8,418,360
 2006  Lowest contract charges                  319,778       12.672074         4,052,250
    Highest contract charges                     76,023       12.782278           971,748
    Remaining contract charges                  430,209              --         7,128,911
 2005  Lowest contract charges                  332,406       12.102854         4,023,066
    Highest contract charges                     88,364       12.373999         1,093,417
    Remaining contract charges                  417,789              --         6,705,816
HARTFORD SMALLCAP VALUE HLS FUND
 2009  Lowest contract charges                  502,855       24.471029        12,305,384
    Highest contract charges                     64,821       21.298355         1,380,588
    Remaining contract charges                  487,566              --        10,612,486
 2008  Lowest contract charges                  563,449       19.010376        10,711,378
    Highest contract charges                     74,402       16.770572         1,247,768
    Remaining contract charges                  540,528              --         9,246,367
 2007  Lowest contract charges                  622,579       26.910813        16,754,101
    Highest contract charges                     93,525       24.063654         2,250,557
    Remaining contract charges                  628,958              --        15,405,280
 2006  Lowest contract charges                  665,116       28.160623        18,730,070
    Highest contract charges                    106,389       25.523651         2,715,431
    Remaining contract charges                  675,471              --        17,515,689
 2005  Lowest contract charges                  708,264       23.802838        16,858,702
    Highest contract charges                    110,767       21.867121         2,422,163
    Remaining contract charges                  729,287              --        16,175,001

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                  --               0.06%               0.06%
    Highest contract charges                  1.35%              0.07%              (1.28)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.06%               2.14%
    Highest contract charges                  1.35%              2.06%               0.76%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               4.80%               4.95%
    Highest contract charges                  1.35%              4.84%               3.54%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               4.60%               4.70%
    Highest contract charges                  1.35%              4.58%               3.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.80%               2.85%
    Highest contract charges                  1.35%              2.79%               1.47%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP VALUE HLS FUND
 2009  Lowest contract charges                  --               0.91%              28.73%
    Highest contract charges                  1.35%              0.92%              27.00%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.21%             (29.36)%
    Highest contract charges                  1.35%              1.16%             (30.31)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.26%              (4.44)%
    Highest contract charges                  1.35%              1.22%              (5.72)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.34%              18.31%
    Highest contract charges                  1.35%              1.36%              16.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.51%               8.11%
    Highest contract charges                  1.35%              1.43%               6.66%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                1,378,874      $16.366335       $22,567,108
    Highest contract charges                    164,590       16.410556         2,701,020
    Remaining contract charges                1,876,764              --        45,470,747
 2008  Lowest contract charges                1,497,587       12.088245        18,103,195
    Highest contract charges                    169,971       12.285664         2,088,207
    Remaining contract charges                2,099,151              --        38,002,925
 2007  Lowest contract charges                1,637,364       19.317022        31,628,991
    Highest contract charges                    192,697       19.900087         3,834,685
    Remaining contract charges                2,347,049              --        68,690,745
 2006  Lowest contract charges                1,808,197       19.679323        35,584,100
    Highest contract charges                    218,660       20.548991         4,493,250
    Remaining contract charges                2,595,397              --        78,289,946
 2005  Lowest contract charges                1,886,916       18.416426        34,750,244
    Highest contract charges                    248,478       19.491744         4,843,276
    Remaining contract charges                2,886,937              --        82,454,794
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                  172,487       11.324420         1,953,311
    Highest contract charges                     29,538        9.938302           293,554
    Remaining contract charges                  168,123              --         1,700,972
 2008  Lowest contract charges                  179,671        8.001079         1,437,565
    Highest contract charges                     29,250        7.117169           208,174
    Remaining contract charges                  193,280              --         1,397,797
 2007  Lowest contract charges                  191,840       14.068904         2,698,982
    Highest contract charges                     30,878       12.685369           391,704
    Remaining contract charges                  218,482              --         2,810,892
 2006  Lowest contract charges                  198,667       13.284697         2,639,237
    Highest contract charges                     31,081       12.141085           377,359
    Remaining contract charges                  223,394              --         2,745,815
 2005  Lowest contract charges                  193,695       11.586792         2,244,305
    Highest contract charges                     28,423       10.733240           305,075
    Remaining contract charges                  191,857              --         2,081,082

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                  --               0.09%              35.39%
    Highest contract charges                  1.35%              0.09%              33.58%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               0.44%             (37.42)%
    Highest contract charges                  1.35%              0.44%             (38.26)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               0.28%              (1.84)%
    Highest contract charges                  1.35%              0.27%              (3.16)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               0.36%               6.86%
    Highest contract charges                  1.35%              0.35%               5.42%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               0.40%              11.02%
    Highest contract charges                  1.35%              0.38%               9.53%
    Remaining contract charges                  --                 --                  --
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                  --               1.68%              41.54%
    Highest contract charges                  1.35%              1.65%              39.64%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.08%             (43.13)%
    Highest contract charges                  1.35%              2.06%             (43.90)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.03%               5.90%
    Highest contract charges                  1.35%              1.03%               4.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.38%              14.65%
    Highest contract charges                  1.35%              1.44%              13.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.77%               9.62%
    Highest contract charges                  1.35%              1.87%               8.15%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                  281,351      $15.526652        $4,368,443
    Highest contract charges                     45,551       16.074918           732,221
    Remaining contract charges                  385,092              --         9,244,431
 2008  Lowest contract charges                  324,414       15.019032         4,872,389
    Highest contract charges                     47,952       15.760665           755,749
    Remaining contract charges                  409,407              --         9,615,191
 2007  Lowest contract charges                  344,507       15.116280         5,207,667
    Highest contract charges                     47,225       16.078297           759,291
    Remaining contract charges                  418,762              --        10,021,994
 2006  Lowest contract charges                  354,247       14.482203         5,130,272
    Highest contract charges                     47,440       15.613166           740,672
    Remaining contract charges                  441,196              --        10,235,653
 2005  Lowest contract charges                  371,445       13.923525         5,171,823
    Highest contract charges                     59,234       15.214833           901,239
    Remaining contract charges                  483,722              --        10,909,717
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                  656,528       14.991694         9,842,460
    Highest contract charges                    117,479       21.305263         2,502,922
    Remaining contract charges                  677,585              --        14,716,308
 2008  Lowest contract charges                  711,522       10.216061         7,268,955
    Highest contract charges                    113,194       14.715779         1,665,736
    Remaining contract charges                  755,448              --        11,311,936
 2007  Lowest contract charges                  768,286       17.332483        13,316,308
    Highest contract charges                    119,846       25.307234         3,032,973
    Remaining contract charges                  910,694              --        23,407,246
 2006  Lowest contract charges                  794,870       18.496459        14,702,273
    Highest contract charges                    131,018       27.373999         3,586,458
    Remaining contract charges                  958,650              --        26,603,115
 2005  Lowest contract charges                  810,538       15.540160        12,595,891
    Highest contract charges                    131,116       23.311330         3,056,489
    Remaining contract charges                1,031,062              --        24,322,254
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges                   23,025       10.346192           238,216
    Highest contract charges                      4,131        9.828214            40,596
    Remaining contract charges                   87,750              --           868,859
 2008  Lowest contract charges                   28,741        8.793107           252,726
    Highest contract charges                      4,105        8.466437            34,752
    Remaining contract charges                   85,073              --           724,206
 2007  Lowest contract charges                   40,342       12.343079           497,944
    Highest contract charges                      5,598       12.046406            67,438
    Remaining contract charges                   93,942              --         1,136,073
 2006  Lowest contract charges                   19,335       11.541638           223,162
    Highest contract charges                      2,328       11.417278            26,578
    Remaining contract charges                   45,710              --           522,818

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                  --               0.03%               3.38%
    Highest contract charges                  1.35%              0.03%               1.99%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               7.95%              (0.64)%
    Highest contract charges                  1.35%              8.12%              (1.98)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               3.88%               4.38%
    Highest contract charges                  1.35%              3.96%               2.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.44%               4.01%
    Highest contract charges                  1.35%              3.41%               2.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               2.92%               1.55%
    Highest contract charges                  1.35%              2.95%               0.19%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                  --               1.13%              46.75%
    Highest contract charges                  1.35%              1.17%              44.78%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.06%             (41.06)%
    Highest contract charges                  1.35%              2.06%             (41.85)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               1.20%              (6.29)%
    Highest contract charges                  1.35%              1.18%              (7.55)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               1.34%              19.02%
    Highest contract charges                  1.35%              1.36%              17.43%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                  --               1.44%               8.32%
    Highest contract charges                  1.35%              1.42%               6.87%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges                  --               2.82%              17.66%
    Highest contract charges                  1.35%              2.86%              16.08%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               2.77%             (28.76)%
    Highest contract charges                  1.36%              3.04%             (29.72)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --               2.43%               6.94%
    Highest contract charges                  1.34%              2.52%               5.51%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                  --               3.14%              11.78%
    Highest contract charges                  1.09%              4.12%              10.77%
    Remaining contract charges                  --                 --                  --

VARIABLE ACCOUNT C

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Annual Maintenance Charges and Riders (if applicable) assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY & EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.75% to 1.00% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction of unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from

       -   $5.00 per $1,000 of the face amount -- $15.00 plus $0.25 per $1,000 of the face amount

       for  administrative services provided by the Company.

    These charges are a redemption of units.

    The Company will also make monthly plus daily deductions of $4.00 + 0.27% for policy value advances recovery charges.

    These charges are a reduction in unit values.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Guaranteed Death Benefit ($ amount per $1,000 of face value) $0.00 - $0.06

       - Single Life Waiver of Monthly Deductions ($ amount per $1,000 of amount at risk) $0.07 - $6.32

       - Joint Waiver of Monthly Deductions ($ amount per $1,000 of amount at risk) $0.16 - $12.60

       - Single Life Waivers of Selected Amount ($ amount per $100 of selected amount) $3.06 - $24.10

       - Joint Waiver of Selected Amount ($ amount per $100 of selected amount) $6.03 - $42.39

       -   Second-to-Die Term Life Rider ($ amount per $1,000 of benefit) $0.25
           - $1,000

       - First-to-Die Term Life Rider ($ amount per $1,000 of benefit) $1.01 - $1,000.00

       -   Estate Protection Rider ($ amount per $1,000 of benefit) $0.96 -
           $1,000

       -   Additional Insured Rider ($ amount per $1,000 of benefit) $0.71 -
           $326.09

       -   Primary Insured Rider ($ amount per $1,000 of benefit) $0.22 -
           $326.09

       -   Child Insurance Rider ($ amount per $1,000 of benefit) $6.50

       -   Accelerated Benefit Rider $300.00 - 10% interest discount plus
           $300.00

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company and its subsidiaries (the "Company"), an indirect wholly-owned subsidiary of Assurant, Inc. at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the accompanying financial statement schedules present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairment of debt securities on April 1, 2009.

/s/ PricewaterhouseCoopers LLP

April 23, 2010
New York, New York

                        UNION SECURITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2009 AND 2008

                                              DECEMBER 31,               DECEMBER 31,
                                                  2009                       2008
                                                      (IN THOUSANDS EXCEPT PER
                                                      SHARE AND SHARE AMOUNTS)
-----------------------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturity securities available for
  sale, at fair value (amortized cost --
  $2,493,265 in 2009 and $2,399,676 in
  2008)                                          $2,555,863                $2,199,547
 Equity securities available for sale,
  at fair value (cost -- $160,510 in
  2009 and $189,973 in 2008)                        157,993                   144,770
 Commercial mortgage loans on real
  estate, at amortized cost                         772,912                   838,254
 Policy loans                                        13,981                    14,422
 Short-term investments                              70,367                   159,847
 Collateral held under securities
  lending                                           106,896                   113,191
 Other investments                                   88,736                    82,628
                                               ------------              ------------
                       TOTAL INVESTMENTS          3,766,748                 3,552,659
                                               ------------              ------------
 Cash and cash equivalents                           43,819                    17,171
 Premiums and accounts receivable, net               79,516                    71,850
 Reinsurance recoverables                         1,434,405                 1,359,251
 Accrued investment income                           41,476                    40,610
 Deferred acquisition costs                          37,908                    43,020
 Deferred income taxes, net                          56,569                   179,413
 Goodwill                                            81,573                   156,817
 Value of business acquired                          18,783                    21,461
 Other assets                                        39,732                    32,893
 Assets held in separate accounts                 1,740,344                 1,557,313
                                               ------------              ------------
                            TOTAL ASSETS         $7,340,873                $7,032,458
                                               ------------              ------------
LIABILITIES
 Future policy benefits and expenses             $2,675,069                $2,687,488
 Unearned premiums                                   37,692                    35,962
 Claims and benefits payable                      1,751,501                 1,778,563
 Commissions payable                                 13,242                    14,998
 Deferred gain on disposal of businesses             97,021                   113,927
 Obligations under securities lending               108,186                   124,063
 Accounts payable and other liabilities             188,958                   188,053
 Taxes payable                                       10,523                     2,331
 Liabilities related to separate
  accounts                                        1,740,344                 1,557,313
                                               ------------              ------------
                       TOTAL LIABILITIES          6,622,536                 6,502,698
                                               ------------              ------------
COMMITMENTS AND CONTINGENCIES (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $5 per share,
  1,000,000 shares authorized, issued,
  and outstanding                                     5,000                     5,000
 Additional paid-in capital                         475,635                   460,635
 Retained earnings                                  203,109                   229,837
 Accumulated other comprehensive income
  (loss)                                             34,593                  (165,712)
                                               ------------              ------------
              TOTAL STOCKHOLDER'S EQUITY            718,337                   529,760
                                               ------------              ------------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY         $7,340,873                $7,032,458
                                               ------------              ------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                                     YEARS ENDED DECEMBER 31,
                                                                           2009                2008                2007
                                                                                          (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Net earned premiums and other considerations                             $1,092,512          $1,173,790          $1,259,930
 Net investment income                                                       216,725             238,451             286,235
 Net realized losses on investments, excluding
  other-than-temporary investment losses                                     (13,925)            (26,621)             (7,093)
  Total other-than-temporary investment losses                               (11,330)           (109,075)            (21,126)
  Portion of gain recognized in other comprehensive income,
   before taxes                                                                 (257)                 --                  --
                                                                       -------------       -------------       -------------
 Net other-than-temporary investment losses recognized in
  earnings                                                                   (11,587)           (109,075)            (21,126)
 Amortization of deferred gains on disposal of businesses                     16,906              20,680              23,548
 Fees and other income                                                        14,859              11,449              16,395
                                                                       -------------       -------------       -------------
                                                  TOTAL REVENUES           1,315,490           1,308,674           1,557,889
                                                                       -------------       -------------       -------------
BENEFITS, LOSSES AND EXPENSES
 Policyholder benefits                                                       849,531             889,498             934,609
 Amortization of deferred acquisition costs and value of
  business acquired                                                           46,398              46,678              43,575
 Underwriting, general and administrative expenses                           340,342             353,774             383,106
 Goodwill impairment                                                          75,244                  --                  --
                                                                       -------------       -------------       -------------
                             TOTAL BENEFITS, LOSSES AND EXPENSES           1,311,515           1,289,950           1,361,290
                                                                       -------------       -------------       -------------
 Income before provision for income taxes                                      3,975              18,724             196,599
 Provision for income taxes                                                   27,127              10,867              57,121
                                                                       -------------       -------------       -------------
                                               NET (LOSS) INCOME            $(23,152)             $7,857            $139,478
                                                                       -------------       -------------       -------------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                                                           ACCUMULATED
                                                                                              OTHER
                                                                                          COMPREHENSIVE
                                  COMMON             ADDITIONAL                           INCOME (LOSS)
                                   STOCK              PAID-IN          RETAINED
                                                      CAPITAL          EARNINGS                                     TOTAL
                                                                     (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2007           $5,000              $545,635         $286,350               $62,279              $899,264
Dividends                              --                    --         (197,000)                   --              (197,000)
Cumulative effect of change
 in accounting principles              --                    --           (4,118)                   --                (4,118)
Comprehensive income:
 Net income                            --                    --          139,478                    --               139,478
Other comprehensive loss:
 Net change in unrealized
  gains on securities, net
  of taxes                             --                    --               --               (56,642)              (56,642)
 Net change in foreign
  currency translation, net
  of taxes                             --                    --               --                    59                    59
                                                                                                                  ----------
Total other comprehensive
 loss                                                                                                                (56,583)
                                                                                                                  ----------
 Total comprehensive income                                                                                           82,895
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2007         5,000               545,635          224,710                 5,696               781,041
                                  -------            ----------       ----------            ----------            ----------
Return of capital (Note 7)             --              (100,000)              --                    --              (100,000)
Capital contribution (Note
 7)                                    --                15,000               --                    --                15,000
Cumulative effect of change
 in accounting principles
 (Note 2)                              --                    --           (2,730)                   --                (2,730)
Comprehensive loss:
 Net income                            --                    --            7,857                    --                 7,857
Other comprehensive loss:
 Net change in unrealized
  gains on securities, net
  of taxes                             --                    --               --              (171,408)             (171,408)
                                                                                                                  ----------
Total other comprehensive
 loss                                                                                                               (171,408)
                                                                                                                  ----------
 Total comprehensive income                                                                                         (163,551)
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2008         5,000               460,635          229,837              (165,712)              529,760
                                  -------            ----------       ----------            ----------            ----------
Dividends                              --                    --          (20,000)                   --               (20,000)
Capital contribution (Note
 7)                                    --                15,000               --                    --                15,000
Cumulative effect of change
 in accounting principles
 (Note 2)                              --                    --           16,424               (16,424)                   --
Comprehensive Income:
 Net loss                              --                    --          (23,152)                   --               (23,152)
Other comprehensive income:
 Net change in unrealized
  losses on securities, net
  of taxes                             --                    --               --               210,552               210,552
 Net change in
  other-than-temporary
  impairment gains,
  recognized in other
  comprehensive income, net
  of taxes                             --                    --               --                 6,177                 6,177
                                                                                                                  ----------
Total other comprehensive
 income                                                                                                              216,729
                                                                                                                  ----------
 Total comprehensive income                                                                                          193,577
                                  -------            ----------       ----------            ----------            ----------
 BALANCE, DECEMBER 31, 2009        $5,000              $475,635         $203,109               $34,593              $718,337
                                  -------            ----------       ----------            ----------            ----------

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007

                                                               YEARS ENDED DECEMBER 31,
                                                       2009              2008              2007
                                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net (loss) income                                     $(23,152)           $7,857          $139,478
 Adjustments to reconcile net income to net cash
  provided by operating activities:
 Change in reinsurance recoverable                      (75,154)          (51,605)           (8,648)
 Change in premiums and accounts receivable              (5,590)           40,739            (2,976)
 Depreciation and amortization                            3,418             1,173             2,124
 Change in deferred acquisition costs and value of
  business acquired                                       7,790             8,910            10,512
 Change in accrued investment income                       (866)            1,742             3,980
 Change in insurance policy reserves and expenses       (45,507)          (53,850)          (73,896)
 Change in accounts payable and other liabilities        (3,222)          (20,638)          (13,212)
 Change in commissions payable                           (1,756)             (509)             (681)
 Change in reinsurance balances payable                      --            (2,706)             (437)
 Change in funds held under reinsurance                      --              (118)               11
 Amortization of deferred gain on disposal of
  businesses                                            (16,906)          (20,680)          (23,548)
 Change in income taxes                                   7,501           (22,869)          (47,888)
 Net realized losses on investments                      25,512           135,696            28,219
 Goodwill impairment                                     75,244                --                --
 Other                                                   (5,251)              (84)              302
                                                    -----------       -----------       -----------
          NET CASH (USED IN) PROVIDED BY OPERATING
                                        ACTIVITIES      (57,939)           23,058            13,340
                                                    -----------       -----------       -----------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturity securities available for sale           244,094           451,988           382,557
 Equity securities available for sale                    27,345            96,375           116,117
 Property and equipment                                    (105)               25                --
 Maturities, prepayments, and scheduled redemption
  of:
 Fixed maturity securities available for sale           129,687            76,593           208,303
 Purchase of:
 Fixed maturity securities available for sale          (449,662)         (357,887)         (394,138)
 Equity securities available for sale                   (11,750)          (74,181)         (116,049)
 Property and equipment                                      --                --               (25)
 Subsidiary, net of cash transferred (1)                  4,923                --                --
 Change in other invested assets                         (6,108)           (7,847)           12,542
 Change in commercial mortgage loans on real
  estate                                                 61,242           (16,070)          (72,213)
 Change in short-term investments                        89,480          (115,755)            4,049
 Change in collateral held under securities
  lending                                                15,877           111,102           (63,112)
 Change in policy loans                                     441            (2,076)              116
                                                    -----------       -----------       -----------
         NET CASH PROVIDED BY INVESTING ACTIVITIES      105,464           162,267            78,147
                                                    -----------       -----------       -----------
FINANCING ACTIVITIES
 Dividends paid                                         (20,000)               --          (197,000)
 Change in obligation under securities lending          (15,877)         (115,986)           63,112
 Return of capital                                           --          (100,000)               --
 Contributed capital                                     15,000            15,000                --
                                                    -----------       -----------       -----------
             NET CASH USED IN FINANCING ACTIVITIES      (20,877)         (200,986)         (133,888)
                                                    -----------       -----------       -----------
 Change in cash and cash equivalents                     26,648           (15,661)          (42,401)
 Cash and cash equivalents at beginning of period        17,171            32,832            75,233
                                                    -----------       -----------       -----------
 Cash and cash equivalents at end of period             $43,819           $17,171           $32,832
                                                    -----------       -----------       -----------
Supplemental information:
 Income taxes paid, net of refunds                      $19,597           $33,270          $104,754

(1) This relates to Shenandoah Life Insurance Company ("Shenandoah"), acquired through reinsurance agreement on October 1, 2009.

      SEE THE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009, 2008 AND 2007
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company") is a provider of life and health insurance products, including group disability insurance, group dental insurance, group life insurance, small employer group health insurance and preneed. The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ. The Company distributes its products in the District of Columbia and in all states except New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's balance sheet affected by the use of estimates include but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results may differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME (LOSS)

Comprehensive income (loss) is comprised of net income, net unrealized gains and losses on foreign currency translation, net unrealized gains and losses on securities classified as available-for-sale and net unrealized gains and losses on other-than-temporarily impaired securities, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2009 presentation.

REVENUE RECOGNITION

The Company recognizes revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the local currency is the functional currency, unrealized foreign currency translation gains and losses net of deferred income taxes have been reflected in accumulated other comprehensive income (loss) ("AOCI").

FAIR VALUE

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. Please see Note 4 for more information on the Company's fair value policies.

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale, as defined in the investments guidance, which is included within the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 320, INVESTMENTS-DEBT AND EQUITY SECURITIES and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in AOCI.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience, loan groupings that have probable and estimable losses and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest, according to the contractual terms of the loan agreement. Indicative factors of impairment include, but are not limited to, whether the loan is current, the value of the collateral and the financial position of the borrower. If a loan is individually impaired, the Company uses one of the following valuation methods based on the individual loans facts and circumstances to measure the impairment amount: (1) the present value of expected future cash flows, (2) the loan's observable market price, or (3) the fair value of collateral. Changes in the allowance for loan losses are recorded in net realized losses on investments, excluding other-than-temporary impairment ("OTTI") losses.

The Company has determined that a loan be placed on non-accrual status after 90 days of delinquent payments (unless the loan is both well secured and in the process of collection). A loan may be placed on non-accrual status before this time if information is available that suggests it is probable a loan may be impaired.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include money market funds and short maturity investments. These amounts are reported at cost, which approximates fair value.

The collateral held under securities lending is reported at fair value. The obligation under securities lending is reported at the amount of the collateral received.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities, aggregated by issuer, whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Please see Note 3 for more information.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The Company uses the interest method to recognize interest income on its commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company records a receivable when revenue has been earned but the cash has not been collected. The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience and current economic conditions.

Reinsurance balances payable include amounts related to ceded premiums and estimated amounts related to assumed paid or incurred losses, which are reported based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in-force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or benefit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are recognized based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which the Company expects the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to tax matters and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the consolidated statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for preneed life insurance policies and life insurance policies (no longer offered) are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to group worksite insurance products consist primarily of first year commissions to brokers and one time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For preneed investment-type annuities, DAC is amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on small group medical contracts consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contracts are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred, but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. The Company reviews goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. The Company regularly assesses whether any indicators of impairment exist. Such indicators include, but are not limited to: a significant decline in expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

The goodwill impairment test has two steps. The Company first compares its estimated fair value with its net book value. If the estimated fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its estimated fair value, the Company would perform a second test to measure the amount of impairment if any. To determine the amount of any impairment, the Company would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination. Specifically, the Company would determine the fair value of all of the assets and liabilities, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill were less than the recorded goodwill, the Company would record an impairment charge for the difference.

In the fourth quarters of 2009 and 2008, the Company conducted annual assessments of goodwill. Based on the results of the 2009 assessment, the Company concluded that the net book value of its goodwill exceeded the estimated fair value and therefore performed a Step 2 test. Based on the results of the Step 2 test, the Company recorded a $75,244 impairment charge. Based on the results of the 2008 assessment, the Company concluded that its estimated fair value exceeded its net book value and therefore goodwill was not impaired. See
Note 4 and 13 for further information.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and preneed limited payment policies. For preneed annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings. Based on 2009 and 2008 testing, future policy premiums and investment income or gross profits were deemed adequate to cover related losses or loss expenses.

OTHER ASSETS

Other assets primarily include prepaid items and intangible assets. Intangible assets that have finite lives, including but not limited to, customer relationships, customer contracts and other intangible assets, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to at least annual impairment tests. Impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset. There were no impairments of finite-lived or indefinite-lived intangible assets in either 2009 or 2008.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group, Inc. and certain of its subsidiaries ("The Hartford").

RESERVES

Reserves are established in accordance with GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, including but not limited to: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include Canadian pre-funded funeral ("preneed") life insurance policies and annuity contracts, traditional life insurance policies (no longer offered), FFG and LTC contracts disposed. Future policy benefits and expense reserves on preneed life insurance and, life insurance policies (no longer offered) are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity, expenses, and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible adverse deviations. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

Future policy benefits and expense reserves for preneed investment-type annuities consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

For worksite group disability, which typically has high front-end costs and are expected to remain in-force for an extended period of time, the case reserves and incurred but not reported ("IBNR") reserves are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group long term disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts, credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Company sold its LTC business using a coinsurance contract. On April 2, 2001, the Company sold its FFG business using coinsurance and a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are group worksite disability and life insurance. Revenues are recognized when earned on group worksite insurance products.

For life insurance policies previously sold by the preneed business (no longer offered), revenue is recognized when due from policyholders.

For investment-type annuity contracts previously sold by the preneed business (no longer offered), revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

TOTAL OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

For debt securities with credit losses and non-credit losses or gains, total other-than-temporary impairment losses is the total of the decline in fair value from either the most recent OTTI determination or a prior period end in which the fair value declined until the current period end valuation date. This amount does not include any securities that had fair value increases. For equity securities and debt securities that the Company has the intent to sell or if it is more likely than not that it will be required to sell, for equity securities that have an OTTI or for debt securities if there are only credit losses, total other-than-temporary impairment losses is the total amount by which the fair value of the security is less than its amortized cost basis at the period end valuation date and the decline in fair value is deemed to be other-than-temporary.

FEE AND OTHER INCOME

The Company derives fee and other income primarily from providing administrative services. Fee income is recognized when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows the guidance on contingencies, which is included within ASC Topic 450, CONTINGENCIES, which requires the Company to evaluate each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On July 1, 2009, the Company adopted the new guidance on GAAP, which is within ASC Topic 105, GAAP. The new guidance establishes a single source of authoritative accounting and reporting guidance recognized by the FASB for nongovernmental entities (the "Codification"). The Codification does not change current GAAP, but is intended to simplify user access to all authoritative GAAP by providing all the authoritative literature related to a particular topic in one place. All existing accounting standard documents will be superseded and all other accounting literature not included in the Codification will be considered non-authoritative. The adoption of the new guidance did not have an impact on the

Company's financial position or results of operations. References to accounting guidance contained in the Company's consolidated financial statements and disclosures have been updated to reflect terminology consistent with the Codification. Plain English references to the accounting guidance have been made along with references to the ASC topic number and name.

On October 1, 2009, the Company adopted the new guidance on measuring the fair value of liabilities, which is within ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES. When the quoted price in an active market for an identical liability is not available, this new guidance requires that either the quoted price of the identical or similar liability when traded as an asset or another valuation technique that is consistent with the fair value measurements and disclosures guidance be used to fair value the liability. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On June 30, 2009, the Company adopted the new subsequent events guidance, which is within ASC Topic 855, SUBSEQUENT EVENTS. This new guidance establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations. See Note 18.

On April 1, 2009, the Company adopted the new OTTI guidance, which is within ASC Topic 320. This new guidance amends the previous guidance for debt securities and modifies the presentation and disclosure requirements for debt and equity securities. In addition, it amends the requirement for an entity to positively assert the intent and ability to hold a debt security to recovery to determine whether an OTTI exists and replaces this provision with the assertion that an entity does not intend to sell or it is not more likely than not that the entity will be required to sell a security prior to recovery of its amortized cost basis. Additionally, this new guidance modifies the presentation of certain OTTI debt securities to only present the impairment loss within the results of operations that represents the credit loss associated with the OTTI with the remaining impairment loss being presented within other comprehensive income
(loss) ("OCI"). At adoption, the Company recorded a cumulative effect adjustment to reclassify the non-credit component of previously recognized OTTI securities which resulted in an increase of $16,424 (after-tax) in retained earnings and a decrease of $16,424 (after-tax) in AOCI. See Note 3 for further information.

On April 1, 2009, the Company adopted the new guidance on determining fair value in illiquid markets, which is within ASC Topic 820. This new guidance clarifies how to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. This new guidance also clarifies how to identify circumstances indicating that a transaction is not orderly. Under this new guidance, significant decreases in the volume and level of activity of an asset or liability, in relation to normal market activity, requires further evaluation of transactions or quoted prices and exercise of significant judgment in arriving at fair values. This new guidance also requires additional interim and annual disclosures. The adoption of this new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2009, the Company adopted the revised business combinations guidance, which is within ASC Topic 805, BUSINESS COMBINATIONS. The revised guidance retains the fundamental requirements of the previous guidance in that the acquisition method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. The revised guidance expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. The revised guidance broadens the fair value measurement and recognition of assets acquired, liabilities assumed and interests transferred as a result of business combinations. It also increases the disclosure requirements for business combinations in the consolidated financial statements. The adoption of the revised guidance did not have an impact on the Company's financial position or results of operations. However, should the Company enter into any business combination in 2010 or beyond, our financial position or results of operations could incur a significantly different impact than had it recorded the acquisition under the previous business combinations guidance. Earnings volatility could result, depending on the terms of the acquisition.

On January 1, 2009, the Company adopted the new consolidations guidance, which is within ASC Topic 810, CONSOLIDATION. The new guidance requires that a noncontrolling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the noncontrolling interest be presented in the statement of operations. The new guidance also calls for consistency in reporting changes in the parent's ownership interest in a subsidiary and necessitates fair value measurement of any noncontrolling equity investment retained in a deconsolidation. The adoption of the new guidance did not have an impact on the Company's financial position or results of operations.

On January 1, 2009, the Company applied the fair value measurements and disclosures guidance, which is within ASC Topic 820, FAIR VALUE MEASUREMENTS AND DISCLOSURES, for all non-financial assets and liabilities measured at fair value on a non-recurring basis. The application of this guidance for those assets and liabilities did not have an impact on the Company's financial position or results of operations. The Company's non-financial assets measured at fair value on a non-recurring basis include goodwill and intangible assets. In a business combination, the non-financial assets and liabilities of the acquired company would be measured at fair value in accordance with the fair value measurements and disclosures guidance. The requirements of this guidance include using an exit price based on an orderly transaction between market participants at the measurement date assuming the highest and best use of the asset by market participants. To perform a market valuation, the Company is required to use a market, income or cost approach valuation technique(s). The Company performed its annual impairment analyses of goodwill and indefinite-lived intangible assets in the fourth quarter of 2009. Step 1 of the impairment test indicated that the net book value of the Company's goodwill was greater than its estimated fair value. Based on the results of the Step 1 test, the Company was required to measure the fair value of its goodwill in Step 2 of the impairment test. As mentioned above, the application of this guidance which was used to measure the fair value of goodwill in Step 2 of the impairment test did not have an impact on the Company's financial position or results of operations during 2009.

On January 1, 2008, the Company adopted the fair value measurements and disclosures guidance, which is within ASC Topic 820. This guidance defined fair value, addressed how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP and expanded disclosures about fair value measurements. This guidance was applied prospectively for financial assets and liabilities measured on a recurring basis as of January 1, 2008 except for certain financial assets that were measured at fair value using a transaction price. For these financial instruments, which the Company has, this guidance required limited retrospective adoption and thus the difference between the fair values using a transaction price and the fair values using an exit price of the relevant financial instruments was shown as a cumulative-effect adjustment to the January 1, 2008 retained earnings balance. At adoption, the Company recognized a $4,200 decrease to other assets, and a corresponding decrease of $2,730 (after-tax) to retained earnings. See Notes 3 and 4 for further information regarding these financial instruments and the fair value disclosures, respectively.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In June 2009, the FASB issued new guidance on transfers of financial assets, which is within ASC Topic 860, TRANSFERS AND SERVICING. This new guidance amends the derecognition guidance in the Codification and eliminates the exemption from consolidation for qualifying special-purpose entities. This new guidance is effective for transfers of financial assets occurring in fiscal years beginning after November 15, 2009 and in interim periods within those fiscal years. Therefore, the Company is required to adopt this guidance on January 1, 2010. The adoption of this new guidance will not have an impact on the Company's financial position or results of operations.

In June 2009, the FASB issued new guidance on the accounting for a variable interest entity ("VIE"), which is within ASC Topic 810, CONSOLIDATION. This new guidance amends the consolidation guidance applicable to VIEs to require a qualitative assessment in the determination of the primary beneficiary of the VIE, to require an ongoing reconsideration of the primary beneficiary, to amend the events that trigger a reassessment of whether an entity is a VIE and to change the consideration of kick-out rights in determining if an entity is a VIE. This new guidance provides two transition alternatives: (i) retrospective application with a cumulative-effect adjustment to retained earnings as of the beginning of the first year adjusted; or (ii) application as of the date of adoption with a cumulative-effect adjustment to retained earnings recognized on that date. This new guidance is effective as of the beginning of the Company's first fiscal year beginning after November 15, 2009, and for interim periods within those fiscal years. Therefore, the Company is required to adopt this guidance on January 1, 2010. The adoption of this new guidance will not have a material impact on the Company's financial position and results of operations.

3. INVESTMENTS

The following table shows the amortized cost, gross unrealized gains and losses, fair value and OTTI of our fixed maturity and equity securities as of the dates indicated.

                                                                    DECEMBER 31, 2009
                                 COST OR             GROSS                 GROSS
                                AMORTIZED          UNREALIZED            UNREALIZED                            OTTI IN
                                   COST              GAINS                 LOSSES           FAIR VALUE         AOCI (1)
--------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                       $2,888              $124                  $ --              $3,012            $ --
 States, municipalities and
  political subdivisions            58,962             1,194                (1,762)             58,394              --
 Foreign governments                34,969             1,984                (1,825)             35,128              --
 Asset-backed                        3,782                56                   (58)              3,780              --
 Commercial mortgage-backed         20,369               121                  (168)             20,322              --
 Residential mortgage-backed       122,036             5,947                  (454)            127,529            (132)
 Corporate                       2,250,259           107,017               (49,578)          2,307,698           6,218
                                ----------          --------              --------          ----------          ------
          TOTAL FIXED MATURITY
                    SECURITIES  $2,493,265          $116,443              $(53,845)         $2,555,863          $6,086
                                ----------          --------              --------          ----------          ------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                          $160,510            $9,699              $(12,216)           $157,993            $ --
                                ----------          --------              --------          ----------          ------

(1) Represents the amount of other-than-temporary impairment (losses) gains in AOCI, which, from April 1, 2009, were not included in earnings under the new OTTI guidance for debt securities.

                                                                                 DECEMBER 31, 2008
                                                      COST OR                 GROSS                 GROSS
                                                     AMORTIZED             UNREALIZED             UNREALIZED
                                                       COST                   GAINS                 LOSSES           FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies
  and authorities                                         $3,276                 $386                    $ --              $3,662
 States, municipalities and political
  subdivisions                                            53,580                  568                  (2,671)             51,477
 Foreign governments                                      40,202                2,019                  (1,941)             40,280
 Asset-backed                                              7,036                   33                    (397)              6,672
 Commercial mortgage-backed                               19,409                   19                  (3,348)             16,080
 Residential mortgage-backed                             148,097                5,460                    (354)            153,203
 Corporate                                             2,128,076               42,478                (242,381)          1,928,173
                                                   -------------            ---------            ------------       -------------
                  TOTAL FIXED MATURITY SECURITIES     $2,399,676              $50,963               $(251,092)         $2,199,547
                                                   -------------            ---------            ------------       -------------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                        $189,973               $3,938                $(49,141)           $144,770
                                                   -------------            ---------            ------------       -------------

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2009 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        COST OR
                                                       AMORTIZED
                                                          COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                    $26,443       $27,130
Due after one year through five years                      409,189       424,109
Due after five years through ten years                     433,202       448,572
Due after ten years                                      1,478,244     1,504,421
                                                      ------------  ------------
                                               TOTAL     2,347,078     2,404,232
Asset-backed                                                 3,782         3,780
Commercial mortgage-backed                                  20,369        20,322
Residential mortgage-backed                                122,036       127,529
                                                      ------------  ------------
                                               TOTAL    $2,493,265    $2,555,863
                                                      ------------  ------------

Major categories of net investment income were as follows:

                                         YEARS ENDED DECEMBER 31,
                                  2009             2008             2007
--------------------------------------------------------------------------------
Fixed maturity securities        $158,678         $165,334         $177,108
Equity securities                  12,522           15,860           20,997
Commercial mortgage loans on
 real estate                       51,287           54,535           52,990
Policy loans                          830              806              459
Short-term investments              1,207            2,888            4,060
Other investments                     603            6,351           38,140
Cash and cash equivalents              95            1,208            1,928
                               ----------       ----------       ----------
            INVESTMENT INCOME     225,222          246,982          295,682
Investment expenses                (8,497)          (8,531)          (9,447)
                               ----------       ----------       ----------
        NET INVESTMENT INCOME    $216,725         $238,451         $286,235
                               ----------       ----------       ----------

No material investments of the Company were non-income producing for the years ended December 31, 2009, 2008, and 2007.

The following table summarizes the proceeds from sales of available-for-sale securities and the gross realized gains and gross realized losses that have been included in earnings as a result of those sales.

                                              YEARS ENDED DECEMBER 31,
                                       2009             2008             2007
--------------------------------------------------------------------------------
Proceeds from sales                   $271,086         $548,341         $490,403
Gross realized gains                    10,045           20,231           11,155
Gross realized losses                   20,503           44,001           18,121

For securities sold at a loss during 2009, the average period of time these securities were trading continuously at a price below book value was approximately 13 months.

After a period of declining market values in the fixed maturity and equity security markets, the credit markets have shown continued improvement throughout 2009. This is primarily due to specific U.S. government intervention which resulted in a lower threat of systemic collapse, enhanced liquidity in the market, and improved economic prospects. As a result, many securities in the portfolio have shown improved market values throughout the year.

We recorded net realized (losses) gains, including other-than-temporary impairments, in the statement of operations as follows:

                                                   YEARS ENDED DECEMBER 31,
                                            2009             2008             2007
------------------------------------------------------------------------------------------
Net realized (losses) gains related to
 sales:
 Fixed maturity securities                    $(198)          $(5,350)        $(2,495)
 Equity securities                           (9,647)          (16,153)         (4,471)
 Commercial mortgage loans on real
  estate                                     (4,100)             (234)           (312)
 Other investments                               20                --             185
 Collateral held under securities
  lending                                        --            (4,884)             --
                                          ---------       -----------       ---------
    TOTAL NET REALIZED LOSSES RELATED TO
                                   SALES    (13,925)          (26,621)         (7,093)
                                          ---------       -----------       ---------
Net realized losses related to
 other-than-temporary impairments:
 Fixed maturity securities                   (6,990)          (57,271)        (13,757)
 Equity securities                           (4,597)          (51,804)         (7,369)
                                          ---------       -----------       ---------
    TOTAL NET REALIZED LOSSES RELATED TO
        OTHER-THAN-TEMPORARY IMPAIRMENTS    (11,587)         (109,075)        (21,126)
                                          ---------       -----------       ---------
               TOTAL NET REALIZED LOSSES   $(25,512)        $(135,696)       $(28,219)
                                          ---------       -----------       ---------

OTHER-THAN-TEMPORARY IMPAIRMENTS

Adoption of the New OTTI Guidance

On April 1, 2009, the Company adopted the new OTTI guidance, which is within ASC Topic 320. See Note 2 for further information. The new OTTI guidance requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in market values were other-than-temporary, the cost of the securities was written down to market value and the reduction in value was reflected as a realized loss in the statement of operations. Under the new OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit, factors (E.G., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI were recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.

The new OTTI guidance required that the Company record, as of April 1, 2009, the date of adoption, a cumulative effect adjustment to reclassify the noncredit component of a previously recognized OTTI from retained earnings to other comprehensive income. For purposes of calculating the cumulative effect adjustment, the Company reviewed OTTI it had recorded through realized losses on securities held at March 31, 2009, which were $64,705, and estimated the portion related to credit losses (I.E., where the present value of cash flows expected to be collected are lower than the amortized cost basis of the security) and the portion related to all other factors. The Company determined that $36,462 of the OTTI previously recorded related to specific credit losses and $28,243 related to all other factors. Under the new OTTI guidance, the Company increased the amortized cost basis of these debt securities by $25,268 and recorded a cumulative effect adjustment, net of tax, in its shareholder's equity section. The cumulative effect adjustment had no effect on total shareholder's equity as it increased retained earnings and reduced accumulated other comprehensive income.

For the twelve months ended December 31, 2009, the Company recorded $11,330 of OTTI of which $11,587 was related to credit losses and recorded as net OTTI losses recognized in earnings, while the remaining $(257) related to all other factors was recorded as an unrealized gain component of AOCI.

The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts.

BALANCE, APRIL 1, 2009                                             $ 36,462
Additions for credit loss impairments recognized in the current
 period on securities not previously impaired                           681
Additions for credit loss impairments recognized in the current
 period on securities previously impaired                               680
Reductions for increases in cash flows expected to be collected
 that are recognized over the remaining life of the security           (275)
Reductions for credit loss impairments previously recognized on securities which matured, paid down, prepaid, or were sold
 during the period                                                   (8,301)
                                                                  ---------
BALANCE, DECEMBER 31, 2009                                          $29,247
                                                                  ---------

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery for equity securities and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. Any equity security whose price decline is deemed other-than-temporary is written down to its then current market value with the amount of the impairment reported as a realized loss in that period. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings is equal to the difference between the amortized cost of the fixed maturity security and its net present value.

The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt and residential and commercial mortgage-backed or asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential and commercial mortgage-backed and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.

In periods subsequent to the recognition of an other-than-temporary impairment, the Company generally accretes the discount (or amortize the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.

Realized gains and losses on sales of investments are recognized on the specific identification basis.

The investment category and duration of the Company's gross unrealized losses on fixed maturity securities and equity securities at December 31, 2009 and 2008 were as follows:

                                                             DECEMBER 31, 2009
                                       LESS THAN 12 MONTHS                        12 MONTHS OR MORE
                                  FAIR              UNREALIZED              FAIR              UNREALIZED
                                 VALUE                LOSSES               VALUE                LOSSES
-------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and
  political subdivisions           $8,053               $(347)              $13,143              $(1,415)
 Foreign governments                  653                 (28)               12,874               (1,797)
 Asset-backed                       1,499                 (21)                1,005                  (37)
 Commercial mortgage-backed        10,342                 (64)                1,070                 (104)
 Residential mortgage-backed        2,284                (289)                1,184                 (165)
 Corporate                        249,368              (8,761)              389,551              (40,817)
                               ----------            --------            ----------            ---------
         TOTAL FIXED MATURITY
                   SECURITIES    $272,199             $(9,510)             $418,827             $(44,335)
                               ----------            --------            ----------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                             $505                $(39)              $83,260             $(12,177)
                               ----------            --------            ----------            ---------

                                           DECEMBER 31, 2009
                                                   TOTAL
                                       FAIR              UNREALIZED
                                      VALUE                LOSSES
-----------------------------  -----------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and
  political subdivisions               $21,196              $(1,762)
 Foreign governments                    13,527               (1,825)
 Asset-backed                            2,504                  (58)
 Commercial mortgage-backed             11,412                 (168)
 Residential mortgage-backed             3,468                 (454)
 Corporate                             638,919              (49,578)
                                    ----------            ---------
         TOTAL FIXED MATURITY
                   SECURITIES         $691,026             $(53,845)
                                    ----------            ---------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                               $83,765             $(12,216)
                                    ----------            ---------

                                                    DECEMBER 31, 2008
                                LESS THAN 12 MONTHS                12 MONTHS OR MORE
                               FAIR          UNREALIZED          FAIR          UNREALIZED
                              VALUE            LOSSES           VALUE            LOSSES
----------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities
  and political
  subdivisions                 $19,525          $(1,534)         $11,085          $(1,137)
 Foreign governments            15,043           (1,446)           7,443             (495)
 Asset-backed                    2,156              (98)           2,387             (299)
 Commercial
  mortgage-backed                8,780           (2,042)           6,631           (1,306)
 Residential
  mortgage-backed                1,210              (93)           1,067             (261)
 Corporate                     783,894         (111,976)         498,897         (130,405)
                            ----------       ----------       ----------       ----------
      TOTAL FIXED MATURITY
                SECURITIES    $830,608        $(117,189)        $527,510        $(133,903)
                            ----------       ----------       ----------       ----------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                       $54,750         $(21,217)         $65,285         $(27,924)
                            ----------       ----------       ----------       ----------

                                 DECEMBER 31, 2008
                                       TOTAL
                               FAIR           UNREALIZED
                               VALUE            LOSSES
--------------------------  ---------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities
  and political
  subdivisions                  $30,610          $(2,671)
 Foreign governments             22,486           (1,941)
 Asset-backed                     4,543             (397)
 Commercial
  mortgage-backed                15,411           (3,348)
 Residential
  mortgage-backed                 2,277             (354)
 Corporate                    1,282,791         (242,381)
                            -----------       ----------
      TOTAL FIXED MATURITY
                SECURITIES   $1,358,118        $(251,092)
                            -----------       ----------
EQUITY SECURITIES:
 Non-redeemable preferred
  stocks                       $120,035         $(49,141)
                            -----------       ----------

Total gross unrealized losses represent less than 9% and 21% of the aggregate fair value of the related securities at December 31, 2009 and 2008, respectively. Approximately 14% and 46% of these gross unrealized losses have been in a continuous loss position for less than twelve months at December 31, 2009 and 2008, respectively. The total gross unrealized losses are comprised of 328 and 677 individual securities at December 31, 2009 and 2008, respectively. In accordance with its policy described above, the Company concluded that for these securities an adjustment to its results of operations for other-than-temporary impairments of the gross unrealized losses was not warranted at December 31, 2009 and 2008. These conclusions are based on a detailed analysis of the underlying credit and expected cash flows of each security. As of December 31, 2009, the gross unrealized losses that have been in a continuous loss position for twelve months or more were concentrated in non-redeemable preferred stocks and in the financial, energy and industrial industries of the Company's corporate fixed maturity securities. For these concentrations, gross unrealized losses of twelve months or more were $43,794, or 77%, of the total. The gross unrealized losses are primarily attributable to widening credit spreads associated with an underlying shift in overall credit risk premium. As of December 31, 2009, the Company did not intend to sell the securities and it was not more likely than not that the Company would be required to sell the securities before the anticipated recovery of their amortized cost basis.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2009, by contractual maturity, is shown below:

                                                     COST OR
                                                 AMORTIZED COST      FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                   $563              $549
Due after one year through five years                   52,031            49,938
Due after five years through ten years                 116,070           110,073
Due after ten years                                    558,145           513,082
                                                   -----------       -----------
                                       TOTAL           726,809           673,642
Asset-backed                                             2,561             2,504
Commercial mortgage-backed                              11,579            11,412
Residential mortgage-backed                              3,922             3,468
                                                   -----------       -----------
                                       TOTAL          $744,871          $691,026
                                                   -----------       -----------

The Company has exposure to sub-prime and related mortgages within our fixed maturity security portfolio. At December 31, 2009, approximately 3.1% of the residential mortgage-backed holdings had exposure to sub-prime mortgage collateral. This represented approximately 1.5% of the total fixed income portfolio and 0.6% of the total unrealized loss position. Of the securities with sub-prime exposure, approximately 51% are rated as investment grade. All residential mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. and Canada. At December 31, 2009, approximately 39% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $54 to $13,926 at December 31, 2009 and from $7 to $14,345 at December 31, 2008. The mortgage loan valuation allowance for losses was $8,552 and $3,252 at December 31, 2009 and 2008, respectively.

At December 31, 2009, there are no outstanding mortgage loan commitments. At December 31, 2009, the Company is committed to fund additional capital contributions of $3,500 to joint ventures and to certain investments in limited partnerships.

The Company has short term investments and fixed maturities of $7,378 and $4,937 at December 31, 2009 and 2008, respectively, on deposit with various governmental authorities as required by law.

Securities Lending

The Company engages in transactions in which fixed maturity securities, especially bonds issued by the U.S. government, government agencies and authorities, and U.S. corporations, are loaned to selected broker/dealers. Collateral, greater than or equal to 102% of the fair value of the securities lent, plus accrued interest, is received in the form of cash and cash equivalents held by a custodian bank for the benefit of the Company. The use of cash collateral received is unrestricted. The Company reinvests the cash collateral received, generally in investments of high credit quality that are designated as available-for-sale under the debt and equity securities guidance, which is within ASC Topic 320. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained, as necessary. The Company is subject to the risk of loss to the extent there is a loss on the re-investment of cash collateral.

As of December 31, 2009 and 2008, our collateral held under securities lending, of which its use is unrestricted, was $106,896 and $113,191, respectively, while our liability to the borrower for collateral received was $108,186 and $124,063, respectively. The difference between the collateral held and obligations under securities lending is recorded as an unrealized loss and is included as part of AOCI. All securities with unrealized losses have been in a continuous loss position for twelve months or longer as of December 31, 2009 and December 31, 2008. The Company has actively reduced the size of the securities lending to mitigate counter-party exposure. The Company includes the available-for-sale investments purchased with the cash collateral in its evaluation of other-than-temporary impairments.

Cash proceeds that the Company receives as collateral for the securities it lends and subsequent repayment of the cash are regarded by the Company as cash flows from financing activities, since the cash received is considered a borrowing. Since the Company reinvests the cash collateral generally in investments that are designated as available-for-sale, the reinvestment is presented as cash flows from investing activities.

4. FAIR VALUE DISCLOSURES

Inputs and Valuation Techniques for Financial Assets and Liabilities Disclosures

The fair value measurements and disclosures guidance, which is within ASC Topic 820, defines fair value, establishes a framework for measuring fair value, creates a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with this guidance, the Company has categorized its recurring basis financial assets and liabilities into a three-level fair value hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy and its application to the Company's financial assets and liabilities are described below:

- Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain U.S. mutual funds, money market funds and certain foreign securities.

- Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset. Financial assets utilizing Level 2 inputs include corporate, municipal, foreign government and private placement bonds, U.S. Government and agency securities, residential and commercial mortgage-backed securities, asset-backed securities, non-redeemable preferred stocks and certain U.S. and foreign mutual funds.

- Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset. Financial assets utilizing Level 3 inputs include certain non-redeemable preferred stocks, foreign government and corporate bonds, and commercial mortgage-backed securities that were quoted by brokers and could not be corroborated by Level 2 inputs and derivatives.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following tables present the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2009 and 2008.

                                                                    DECEMBER 31, 2009
                                              TOTAL              LEVEL 1             LEVEL 2           LEVEL 3
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities:
 United States government and government
  agencies and authorities                       $3,012                $ --              $3,012            $ --
 States, municipalities and political
  subdivisions                                   58,394                  --              58,394              --
 Foreign governments                             35,128                  --              34,613             515
 Asset-backed                                     3,780                  --               3,780              --
 Commercial mortgage-backed                      20,322                  --              18,130           2,192
 Residential mortgage-backed                    127,529                  --             127,529              --
 Corporate                                    2,307,698                  --           2,275,987          31,711
 Non-redeemable preferred stocks                157,993                  --             154,774           3,219
 Short-term investments                          70,367              65,875               4,492              --
 Collateral held under securities
  lending                                        66,896(b)           27,833              39,063              --
 Cash equivalents                                32,491(b)           32,491                  --              --
 Other assets                                    10,406(c)               --                  --          10,406
 Assets held in separate accounts             1,738,969(b)        1,653,588(a)           85,381              --
                                          -------------       -------------       -------------       ---------
                  TOTAL FINANCIAL ASSETS     $4,632,985          $1,779,787          $2,805,155         $48,043
                                          -------------       -------------       -------------       ---------

                                                                    DECEMBER 31,2008
                                              TOTAL              LEVEL 1             LEVEL 2           LEVEL 3
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities:
 United States government and government
  agencies and authorities                       $3,662                $ --              $3,662            $ --
 States, municipalities and political
  subdivisions                                   51,477                  --              51,477              --
 Foreign governments                             40,280                  --              33,952           6,328
 Asset-backed                                     6,672                  --               6,672               -
 Commercial mortgage-backed                      16,080                  --              14,156           1,924
 Residential mortgage backed securities         153,203                  --             153,203               -
 Corporate                                    1,928,173                  --           1,902,538          25,635
 Non-redeemable preferred stocks                144,770                  --             140,126           4,644
 Short-term investments                         159,847             159,398                 449              --
 Collateral held under securities
  lending                                        76,916(b)           26,211              50,705              --
 Cash equivalents                                11,724(b)           11,724                  --              --
 Other assets                                     4,821(c)               --                  --           4,821
 Assets held in separate accounts             1,556,089(b)        1,490,877(a)           65,212              --
                                          -------------       -------------       -------------       ---------
                  TOTAL FINANCIAL ASSETS     $4,153,714          $1,688,210          $2,422,152         $43,352
                                          -------------       -------------       -------------       ---------

(a)  Mainly includes mutual fund investments

(b) The amounts presented differ from the amounts presented in the consolidated balance sheets because certain cash equivalent investments are not measured at estimated fair value (e.g., certificates of deposit, etc.).

(c) The amounts presented differ from the amounts presented in the consolidated balance sheets because only certain assets or liabilities within these line items are measured at estimated fair value (e.g., debt and equity securities and derivatives, etc.).

The following table summarizes the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the years ended December 31, 2009 and 2008:

                               YEAR ENDED DECEMBER 31, 2009
                                 TOTAL
                                LEVEL 3
                                ASSETS
--------------------------------------------
Balance, beginning of period     $43,352
 Total gains (losses)
  (realized/ unrealized)
  included in earnings             5,039
 Net unrealized gains
  (losses) included in
  stockholder's equity             4,079
 Purchases, issuances,
  (sales) and (settlements)       10,816
 Net transfers out               (15,243)
                               ---------
       BALANCE, END OF PERIOD    $48,043
                               ---------

                                                                YEAR ENDED DECEMBER 31, 2009
                                                    FIXED MATURITY SECURITIES                             EQUITY SECURITIES
                                   FOREIGN                 COMMERCIAL                                       NON-REDEEMABLE
                                  GOVERNMENT            MORTGAGE-BACKED              CORPORATE                PREFERRED
-----------------------------  ---------------------------------------------------------------------------------------------------
Balance, beginning of period         $6,328                   $1,924                   $25,635                   $4,644
 Total gains (losses)
  (realized/ unrealized)
  included in earnings                  147                       24                      (717)                      --
 Net unrealized gains
  (losses) included in
  stockholder's equity               (1,335)                     308                     4,748                      358
 Purchases, issuances,
  (sales) and (settlements)              --                      (64)                   10,880                       --
 Net transfers out                   (4,625)                      --                    (8,835)                  (1,783)
                                   --------                 --------                 ---------                 --------
       BALANCE, END OF PERIOD          $515                   $2,192                   $31,711                   $3,219
                                   --------                 --------                 ---------                 --------

                               YEAR ENDED DECEMBER 31, 2009

                                 OTHER
                                ASSETS
-----------------------------  ---------
Balance, beginning of period      $4,821
 Total gains (losses)
  (realized/ unrealized)
  included in earnings             5,585
 Net unrealized gains
  (losses) included in
  stockholder's equity                --
 Purchases, issuances,
  (sales) and (settlements)           --
 Net transfers out                    --
                               ---------
       BALANCE, END OF PERIOD    $10,406
                               ---------

                               YEAR ENDED DECEMBER 31, 2008
                                 TOTAL
                                LEVEL 3
                                ASSETS
--------------------------------------------
Balance, beginning of period     $67,436
 Total (losses) gains
  (realized/ unrealized)
  included in earnings            (1,324)
 Net unrealized (losses)
  gains included in
  stockholder's equity            (7,919)
 Purchases, issuances,
  (sales) and (settlements)        1,652
 Net transfers (out) in          (16,493)
                               ---------
       BALANCE, END OF PERIOD    $43,352
                               ---------

                                                                 YEAR ENDED DECEMBER 31, 2008
                                                    FIXED MATURITY SECURITIES                              EQUITY SECURITIES
                                   FOREIGN                  COMMERCIAL                                       NON-REDEEMABLE
                                  GOVERNMENT             MORTGAGE-BACKED              CORPORATE                PREFERRED
-----------------------------  ----------------------------------------------------------------------------------------------------
Balance, beginning of period           $499                    $1,247                   $58,429                   $4,826
 Total (losses) gains
  (realized/ unrealized)
  included in earnings                  196                        22                    (3,928)                      --
 Net unrealized (losses)
  gains included in
  stockholder's equity                  536                      (411)                   (6,939)                  (1,105)
 Purchases, issuances,
  (sales) and (settlements)           2,898                     1,066                    (2,797)                     485
 Net transfers (out) in               2,199                        --                   (19,130)                     438
                                   --------                  --------                 ---------                 --------
       BALANCE, END OF PERIOD        $6,328                    $1,924                   $25,635                   $4,644
                                   --------                  --------                 ---------                 --------

                               YEAR ENDED DECEMBER 31, 2008

                                OTHER
                                ASSETS
-----------------------------  --------
Balance, beginning of period     $2,435
 Total (losses) gains
  (realized/ unrealized)
  included in earnings            2,386
 Net unrealized (losses)
  gains included in
  stockholder's equity               --
 Purchases, issuances,
  (sales) and (settlements)          --
 Net transfers (out) in              --
                               --------
       BALANCE, END OF PERIOD    $4,821
                               --------

Three different valuation techniques can be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in the fair value measurements and disclosures guidance, which is within ASC Topic 820, are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information from market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date. Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed principally to value debt securities without relying exclusively on quoted prices for those securities but rather by relying on the securities' relationship to other benchmark quoted securities. Market approach valuation techniques often use market multiples derived from a set of comparables. Multiples might lie in ranges with a different multiple for each comparable. The selection of where within the range the appropriate multiple falls requires judgment, considering both qualitative and quantitative factors specific to the measurement.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While not all three approaches are applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the financial assets and liabilities included in the above hierarchy, excluding derivatives and private placement bonds, the market valuation technique is generally used. For private placement bonds and derivatives, the income valuation technique is generally used. For the years ended December 31, 2009 and 2008, the application of the valuation technique applied to similar assets and liabilities has been consistent.

Level 1 and Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. The fair value measurements and disclosures guidance, defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs, listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. The pricing service also evaluates each security based on relevant market information including: relevant credit information, perceived market movements and sector news. Valuation models can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources and are categorized as Level 3 securities.

Management evaluates the following factors in order to determine whether the market for a financial asset is inactive. The factors include, but are not limited to:

-   There are few recent transactions,

-   Little information is released publicly,

- The available prices vary significantly over time or among market participants,

-   The prices are stale (i.e., not current), and

-   The magnitude of the bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. Following this analysis, the Company generally uses the best estimate of fair value based upon all available inputs. On infrequent occasions, a non-pricing service source may be more familiar with the market activity for a particular security than the pricing service. In these cases the price used is taken from the non-pricing service source. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

Disclosures for Non-Financial Assets Measured at Fair Value on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally on an annual basis, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include goodwill and finite-lived intangible assets. In accordance with the provisions of ASC Topic 350, INTANGIBLES-- GOODWILL AND OTHER, since the carrying amount of the Company was greater than its fair value as determined in Step 1 of the impairment test, the Company was required to measure the estimated fair value of goodwill in Step 2 of the impairment test. Goodwill of the Company with a carrying amount of $156,817 was written down to its implied fair value of $81,573, resulting in an impairment charge of $75,244, which was included in earnings for the period. See Note 13 for further information.

To estimate the fair value, the Company utilized both the income and market valuation approaches. Under the income approach, the Company determined the fair value considering distributable earnings which were estimated from operating plans. The resulting cash flows were then discounted using a market participant weighted average cost of capital estimated for the Company. After discounting the future discrete earnings to their present value, the Company estimated the terminal value attributable to the years beyond the discrete operating plan period. The discounted terminal value was then added to the aggregate discounted distributable earnings from the discrete operating plan period to estimate the fair value of Company. Under the market approach, the Company derived the fair value based on various financial multiples, including but not limited to: price to tangible book value of equity, price to estimated 2009 earnings and price to estimated 2010 earnings which were estimated based on publicly available data related to comparable guideline companies. In addition, financial multiples were also estimated from publicly available purchase price data for acquisitions of companies operating in the insurance industry. The estimated fair value of the Company was more heavily weighted towards the income approach because the earnings capacity of a business is generally considered the most important factor in the valuation of a business enterprise. This fair value determination was categorized as Level 3 (unobservable) in the fair value hierarchy.

The following tables present the Company's fair value hierarchy for goodwill measured at fair value on a non-recurring basis on which an impairment charge was recorded, and the related impairment charge as of December 31, 2009:

                                                                                    ASSETS AT FAIR VALUE
                                                                                     NON-RECURRING BASIS
                                                                LEVEL 1               LEVEL 2            LEVEL 3          TOTAL
---------------------------------------------------------------------------------------------------------------------------------
At December 31, 2009
Goodwill-                                                         $ --                  $ --              $81,573         $81,573
                                                                 -----                 -----            ---------       ---------

                                                          IMPAIRMENT CHARGES
                                                   TWELVE MONTHS ENDED DECEMBER 31,
                                                    2009                  2008
-------------------------------------------------------------------------------------
Goodwill-                                          $75,244                $ --
                                                 ---------               -----

Fair Value of Financial Instruments Disclosures

The financial instruments guidance, which is within ASC Topic 825, requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for financial instruments that are not recognized in the consolidated balance sheets. However, this guidance excludes certain financial instruments, including those related to insurance contracts and those accounted for under the equity method and joint ventures guidance, which is within ASC Topic 323, INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES (such as real estate joint ventures).

Please refer to the INPUTS AND VALUATION TECHNIQUES FOR FINANCIAL AND LIABILITIES DISCLOSURE section above for the methods and assumptions used to estimate fair value for the following assets and liabilities:

-   Fixed maturity securities

-   Equity securities

-   Short-term investments

-   Other assets

Fair values for collateral held and obligations under securities lending and for separate account assets (with matching liabilities) are obtained from an independent pricing service which uses observable market information.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH AND CASH EQUIVALENTS: the carrying value reported approximates fair value because of the short maturity of the instruments.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying value of policy loans reported in the balance sheets approximates fair value.

OTHER INVESTMENTS: the carrying value of the other investments approximates fair value.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the invested assets of the collateral held under securities lending are reported at their estimated fair values, which are primarily based on matrix pricing models and quoted market prices. The obligations under securities lending are reported at the amount received from the selected broker/dealers.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using discounted cash flow analysis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values, which are primarily based on quoted market prices.

The following table demonstrates the carrying value and fair value of our financial assets and liabilities as of December 31, 2009 and December 31, 2008.

                                                 DECEMBER 31, 2009                DECEMBER 31, 2008
                                            CARRYING             FAIR        CARRYING             FAIR
                                             VALUE              VALUE         VALUE              VALUE
----------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents                      $43,819            $43,819       $17,171            $17,171
Fixed maturities securities                  2,555,863          2,555,863     2,199,547          2,199,547
Equity securities                              157,993            157,993       144,770            144,770
Commercial mortgage loans on real estate       772,912            782,922       838,254            843,128
Policy loans                                    13,981             13,981        14,422             14,422
Short-term investments                          70,367             70,367       159,847            159,847
Other investments                                3,123              3,123         3,938              3,938
Other assets                                    10,406             10,406         4,821              4,821
Assets held in separate accounts             1,740,344          1,740,344     1,557,313          1,557,313
Collateral held under securities lending       106,896            106,896       113,191            113,191
FINANCIAL LIABILITIES
Policy reserves under investment
 products (Individual and group
 annuities, subject to discretionary
 withdrawal)                                  $262,990           $245,356      $282,175           $261,661
Liabilities related to separate accounts     1,740,344          1,740,344     1,557,313          1,557,313
Obligations under securities lending           108,186            108,186       124,063            124,063
                                          ------------       ------------  ------------       ------------

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

5. INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its parent, Assurant Inc. Information about the Company's current and deferred tax expense follows:

                                               YEARS ENDED DECEMBER 31,
                                         2009            2008            2007
--------------------------------------------------------------------------------
Current expense:
 Federal and state                       $28,000         $37,814         $39,405
Deferred (benefit) expense:
 Federal and state                          (873)        (26,947)         17,716
                                       ---------       ---------       ---------
             TOTAL INCOME TAX EXPENSE    $27,127         $10,867         $57,121
                                       ---------       ---------       ---------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                     DECEMBER 31,
                                       2009          2008             2007
--------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE:                 35.0%        35.0%            35.0%
RECONCILING ITEMS:
 Goodwill impairment*                   662.5           --               --
 Change in liability for prior years'
  taxes                                  46.0          6.0             (5.0)
 Permanent nondeductible expenses        10.9          2.2              0.2
 Dividends-received deduction           (57.1)       (21.4)            (1.7)
 Tax-exempt interest                     (4.3)        (0.9)            (0.1)
 Change in valuation allowance             --         36.3               --
 Other                                  (10.6)         0.8              0.7
                                       ------       ------            -----
EFFECTIVE INCOME TAX RATE               682.4%        58.0%            29.1%
                                       ------       ------            -----

* See note 13 for more information on Goodwill impairment.

The increase in the deduction for dividends received is due mainly to the decrease in pre-tax income, partially offset by a decrease in the Company's eligible dividends.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2009 and 2008 is as follows:

                                                      2009           2008
--------------------------------------------------------------------------------
BALANCE AT BEGINNING OF YEAR                        $ (4,723)      $ (7,271)
Additions for tax positions related to the current
 year                                                   (536)          (733)
Reductions for tax positions related to the
 current year                                          7,838          3,717
Additions for tax positions related to prior years    (8,039)          (467)
Reductions for tax positions related to prior
 years                                                   416             31
                                                    --------       --------
BALANCE AT END OF YEAR                               $(5,044)       $(4,723)
                                                    --------       --------

Of the total unrecognized tax benefit, $6,064, $5,260 and $8,249, for 2009, 2008 and 2007, respectively, which includes interest, if recognized, would impact the Company's consolidated effective tax rate. The liability for unrecognized tax benefits is included in the Company's tax payable on its balance sheet.

The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2009, 2008 and 2007, the Company recognized $464 and $372 of interest expense, and $4,880 of interest income, respectively, related to income tax matters. The Company had $2,099 and $1,635 of interest accrued at December 31, 2009 and 2008, respectively.

The Company files income tax returns in the U.S. and various state jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state and non-U.S. income tax matters have been concluded for the years through 2002.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                       DECEMBER 31,
                                                2009              2008 (1)
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
Deferred gains on reinsurance                      $33,957          $39,875
Investments                                         25,535           40,229
Capital loss carryforwards                          24,034           14,446
Deferred acquisition costs                          19,293           22,350
Compensation related                                 1,182              970
Accrued liabilities                                  1,735            1,863
Net unrealized depreciation on securities               --           90,493
Employee and post-retirement benefits                   --            1,417
                                                ----------       ----------
                      TOTAL DEFERRED TAX ASSET     105,736          211,643
 Less: valuation allowance                         (10,415)          (7,195)
                                                ----------       ----------
 Deferred tax assets net of valuation
  allowance                                        $95,321         $204,448
                                                ----------       ----------
DEFERRED TAX LIABILITIES:
Net unrealized appreciation on securities          $20,588             $ --
Policyholder and separate account reserves           5,238           11,110
Employee and post-retirement benefits                  361               --
Other                                               12,565           13,925
                                                ----------       ----------
                  TOTAL DEFERRED TAX LIABILITY      38,752           25,035
                                                ----------       ----------
                 NET DEFERRED INCOME TAX ASSET     $56,569         $179,413
                                                ----------       ----------

(1) Components of the 2008 net deferred income tax asset have been reclassified to conform to the 2009 presentation. These reclassifications had no effect on the overall net deferred income tax asset.

The Company's total valuation allowance against deferred tax assets increased $3,220, from $7,195 at December 31, 2008 to $10,415 at December 31, 2009,
respectively, through other comprehensive income and retained earnings. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance has been assigned to the Company based on the provisions of the tax sharing agreement. A cumulative valuation allowance of $10,415 has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $10,415 will not be realized.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future GAAP taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carry forwards, taxable income in carryback years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2009, the Company had no net operating loss carryforwards for U.S. federal income tax purposes. At December 31, 2009, the Company had a capital loss carryover for U.S. federal income tax purposes in the amount of $68,670. The 2008 capital loss carryovers which represent $39,439 will expire if not utilized in 2013, while the 2009 capital loss carryovers of $29,231 will expire if not utilized in 2014.

6. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                        DECEMBER 31,
                                                  2009              2008
--------------------------------------------------------------------------------
Insurance premiums receivable                       $64,906         $60,991
Other receivables                                    19,421          15,699
Allowance for uncollectible items                    (4,811)         (4,840)
                                                  ---------       ---------
                                           TOTAL    $79,516         $71,850
                                                  ---------       ---------

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2009 and 2008. All the outstanding shares at December 31, 2009 are owned by the Parent (see Note 1). The Company paid dividends of $20,000 and $197,000 at December 31, 2009 and 2007, respectively. No dividends were paid during 2008.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $15,000 at December 31, 2009 and 2008. No contributed capital was received during 2007.

In 2008, based on operating lines of business, management determined that the Company was over capitalized. As a result, with the approval of the Iowa Insurance Division, on June 27, 2008, the Company returned $100,000 of contributed capital to its parent company, Interfinancial Inc.

8. STATUTORY INFORMATION

The Company prepares consolidated financial statements on the basis of statutory accounting principles ("SAP") prescribed or permitted by the Kansas Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                                                 YEARS ENDED AND AT
                                                    DECEMBER 31,
                                       2009             2008             2007
--------------------------------------------------------------------------------
Statutory net income                   $59,863           $1,754   (1)   $138,496
                                    ----------       ----------  ---  ----------
Statutory capital and surplus         $418,397         $350,383         $438,924
                                    ----------       ----------       ----------

(1) The $1,754 net income in 2008 includes realized capital losses on investments of $135,094 due to other-than-temporary impairments in our investment portfolio of $108,913 in 2008 compared to $21,291 in 2007.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2009, the Company declared and paid dividends of $20,000, all of which were ordinary. There were no dividends declared and paid during 2008. Dividends may only be paid out of earned surplus. In 2007, the Company declared and paid dividends of $197,000, of which $30,442 was ordinary and $166,558 was extraordinary. The Company has the ability, under state regulatory requirements, to dividend up to $50,830 to its parent in 2010 without permission from Kansas regulators.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                          DECEMBER 31,
                                                     2009               2008
--------------------------------------------------------------------------------
Ceded future policyholder benefits and expenses    $1,300,352         $1,248,756
Ceded unearned premium                                 18,942             18,502
Ceded claims and benefits payable                     105,900             80,414
Ceded paid losses                                       9,211             11,579
                                                 ------------       ------------
                                          TOTAL    $1,434,405         $1,359,251
                                                 ------------       ------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                                   YEARS ENDED DECEMBER 31,
                                                      2009                                           2008
                                      LONG           SHORT                           LONG          SHORT
                                    DURATION       DURATION          TOTAL         DURATION       DURATION         TOTAL
---------------------------------------------------------------------------------------------------------------------------
Direct earned
 Premiums and other considerations  $248,457        $909,099       $1,157,556      $270,883        $980,899      $1,251,782
 Premiums assumed                      8,419         128,425          136,844         9,599         127,656         137,255
 Premiums ceded                     (190,555)        (11,333)        (201,888)     (204,503)        (10,744)       (215,247)
                                    --------       ---------       ----------      --------      ----------      ----------
     NET EARNED PREMIUMS AND OTHER
                    CONSIDERATIONS   $66,321       $1,026,191      $1,092,512       $75,979      $1,097,811      $1,173,790
                                    --------       ---------       ----------      --------      ----------      ----------
Direct policyholder Benefits        $492,058        $644,290       $1,136,348      $614,911        $658,421      $1,273,332
 Benefits assumed                     28,667         114,577          143,244        33,913         117,260         151,173
 Benefits ceded                     (424,066)         (5,995)        (430,061)     (531,732)         (3,275)       (535,007)
                                    --------       ---------       ----------      --------      ----------      ----------
         NET POLICYHOLDER BENEFITS   $96,659        $752,872         $849,531      $117,092        $772,406        $889,498
                                    --------       ---------       ----------      --------      ----------      ----------

                                              YEARS ENDED DECEMBER 31,
                                                          2007
                                          LONG          SHORT
                                        DURATION       DURATION         TOTAL
----------------------------------  ------------------------------------------------
Direct earned
 Premiums and other considerations      $293,346      $1,003,971      $1,297,317
 Premiums assumed                          9,732         179,395         189,127
 Premiums ceded                         (219,490)         (7,024)       (226,514)
                                        --------      ----------      ----------
     NET EARNED PREMIUMS AND OTHER
                    CONSIDERATIONS       $83,588      $1,176,342      $1,259,930
                                        --------      ----------      ----------
Direct policyholder Benefits            $756,784        $643,161      $1,399,945
 Benefits assumed                         31,002         177,909         208,911
 Benefits ceded                         (671,497)         (2,750)       (674,247)
                                        --------      ----------      ----------
         NET POLICYHOLDER BENEFITS      $116,289        $818,320        $934,609
                                        --------      ----------      ----------

The Company had $843,194 and $714,556 of assets held in trusts as of December 31, 2009 and 2008, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, which enables the Company to free up capital to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as developing strong relationships with the Company's reinsurers for the sharing of risks. A.M. Best ratings for The Hartford and John Hancock Life Insurance Company ("John Hancock"), the reinsurers we have the most exposure to, are A and A+, respectively, although A.M. Best recently placed a negative outlook on the issuer credit and financial strength ratings of The Hartford and a stable outlook for John Hancock.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral homes other than those owned and operated by SCI for a period of ten years.

In 2001, the Parent entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $648,919 and $677,836 as of December 31, 2009 and 2008, respectively. The reinsurance recoverable from John Hancock was $669,407 and $561,342 as of December 31, 2009 and 2008, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2009, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any such reinsurers' obligations.

On April 1, 2008, the Company and United Family Life Insurance Company ("UFLIC") amended an existing Agreement of Reinsurance (the"Agreement") between the two companies. Under the terms of the amendment, UFLIC will cede to the Company 100% of its remaining reinsured liabilities, as defined in the Agreement, on a coinsurance basis. No gain or loss was recognized as a result of this amendment to the Agreement, and the Company paid a ceding fee of $8,159 to UFLIC.

10. RESERVES

The following table provides reserve information of our major product lines at the dates shown:

                                                                                CLAIMS AND BENEFITS
                                                           DECEMBER 31, 2009          PAYABLE
                                       FUTURE                                                INCURRED
                                       POLICY                                                BUT NOT
                                    BENEFITS AND            UNEARNED            CASE         REPORTED
                                      EXPENSES              PREMIUMS          RESERVES       RESERVES
------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life             $1,185,901               $1,105            $3,737          $1,192
  insurance policies and
  investment-type annuity
  contracts
 Life insurance no longer               287,590                  627             1,036              33
  offered
 FFG and LTC disposed                 1,196,373               19,056             6,851          89,323
  businesses
 All other                                5,205                  335             8,084          18,792
SHORT DURATION CONTRACTS:
 Group term life                             --                3,501            36,977         202,823
 Group disability                            --                6,716           137,402       1,209,968
 Medical                                     --                2,582             3,245           7,603
 Dental                                      --                3,769            18,297           4,722
 Credit life and disability                  --                    1                --           1,416
                                     ----------              -------          --------      ----------
                          TOTAL      $2,675,069              $37,692          $215,629      $1,535,872
                                     ----------              -------          --------      ----------

                                                                                    CLAIMS AND BENEFITS
                                                               DECEMBER 31, 2008          PAYABLE
                                       FUTURE                                                     INCURRED
                                       POLICY                                                     BUT NOT
                                    BENEFITS AND            UNEARNED             CASE             REPORTED
                                      EXPENSES              PREMIUMS           RESERVES           RESERVES
-------------------------------  -----------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life             $1,237,749               $1,316              $4,076            $1,168
  insurance policies and
  investment-type annuity
  contracts
 Life insurance no longer               303,660                  673                 932                31
  offered
 FFG and LTC disposed                 1,141,011               18,277               8,451            62,945
  businesses
 All other                                5,068                  290              20,499             7,767
SHORT DURATION CONTRACTS:
 Group term life                             --                5,988             196,875            41,470
 Group disability                            --                2,104           1,256,171           138,956
 Medical                                     --                3,315               5,537             9,494
 Dental                                      --                3,995               2,600            20,207
 Credit life and disability                  --                    4                  --             1,384
                                     ----------              -------          ----------          --------
                          TOTAL      $2,687,488              $35,962          $1,495,141          $283,422
                                     ----------              -------          ----------          --------

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                               GROUP              GROUP
                                             TERM LIFE         DISABILITY
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2007, GROSS OF
 REINSURANCE                                   $276,995          $1,448,571
 Less: Reinsurance ceded and other (1)             (412)            (10,054)
                                            -----------       -------------
 Balance as of January 1, 2007, net of
  reinsurance                                   276,583           1,438,517
 Incurred losses related to:
  Current year                                  168,613             367,871
  Prior year's interest                           9,150              62,073
  Prior year(s)                                 (51,190)            (93,096)
                                            -----------       -------------
                     TOTAL INCURRED LOSSES      126,573             336,848
 Paid losses related to:
  Current year                                  107,361              71,413
  Prior year(s)                                  34,609             289,046
                                            -----------       -------------
                         TOTAL PAID LOSSES      141,970             360,459
 Balance as of December 31, 2007, net of
  reinsurance                                   261,186           1,414,906
 Plus: Reinsurance ceded and other (1)              955              34,237
                                            -----------       -------------
BALANCE AS OF DECEMBER 31, 2007, GROSS OF
 REINSURANCE                                  $ 262,141         $ 1,449,143
 Less: Reinsurance ceded and other (1)             (955)            (34,237)
                                            -----------       -------------
 Balance as of January 1, 2008, net of
  reinsurance                                   261,186           1,414,906
 Incurred losses related to:
  Current year                                  158,899             317,328
  Prior year's interest                           8,358              62,678
  Prior year(s)                                 (54,593)            (85,403)
                                            -----------       -------------
                     TOTAL INCURRED LOSSES      112,664             294,603
 Paid losses related to:
  Current year                                  104,535              77,684
  Prior year(s)                                  32,204             268,345
                                            -----------       -------------
                         TOTAL PAID LOSSES      136,739             346,029
 Balance as of December 31, 2008, net of
  reinsurance                                   237,111           1,363,480
 Plus: Reinsurance ceded and other (1)            1,234              31,647
                                            -----------       -------------
BALANCE AS OF DECEMBER 31, 2008, GROSS OF
 REINSURANCE                                  $ 238,345         $ 1,395,127
 Less: Reinsurance ceded and other (1)           (1,234)            (31,647)
                                            -----------       -------------
 Balance as of January 1, 2009, net of
  reinsurance                                   237,111           1,363,480
 Incurred losses related to:
  Current year                                  138,168             300,046
  Prior year's interest                           8,299              60,625
  Prior year(s)                                 (22,243)            (75,016)
                                            -----------       -------------
                     TOTAL INCURRED LOSSES      124,224             285,655
 Paid losses related to:
  Current year                                   83,520              69,424
  Prior year(s)                                  39,399             264,809
                                            -----------       -------------
                         TOTAL PAID LOSSES      122,919             334,233
 Balance as of December 31, 2009, net of
  reinsurance                                   238,416           1,314,902
 Plus: Reinsurance ceded and other (1)            1,384              32,468
                                            -----------       -------------
BALANCE AS OF DECEMBER 31, 2009, GROSS OF
 REINSURANCE                                   $239,800          $1,347,370
                                            -----------       -------------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting polices. See note 2 for further information.

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and patterns, benefits changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's short duration group disability category includes short and long term disability products. Case and IBNR reserves for long-term disability have been discounted at 5.25%. The December 31, 2009 and 2008 liabilities net of reinsurance include $1,288,589 and $1,334,794, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2009 and 2008 are $451,267 and $465,786, respectively

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of preneed funeral life insurance policies and annuity contracts, life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices. See note 2 for further information.

PRENEED BUSINESS

Interest and discount rates for preneed life insurance vary by year of issuance and product, are based on pricing assumptions and modified to allow for provisions for adverse deviation. During 2009 and 2008, interest and discount rates ranged between 4.7% and 7.3%.

Interest and discount rates for traditional life insurance (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2009 and 2008 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2009 and 2008.

Mortality assumptions are based upon pricing assumptions and modified to allow provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2009 and 2008. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2009 and 2008 with the exception of most policies issued in 2005 and later where the assumption was 2.3%.

The reserves for annuities are based on credited interest rates, which vary by year of issue, and ranged from 1.5% to 5.5% in 2009 and 2008. Withdrawal charges, if any, generally range from 7.0% to 0.0% and grade to zero over a period of seven years.

FFG AND LTC

The reserves for FFG and LTC are included in the Company's reserves in accordance with the insurance guidance, which is within ASC Topic 944. The Company maintains an offsetting reinsurance recoverable related to these reserves. See note 9 for further information.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these consolidated financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company amounted to $6,349, $5,327 and $6,902 for 2009, 2008 and 2007, respectively.

The Parent sponsors a defined contribution plan covering substantially all employees. The defined contribution plan provides benefits payable to participants on retirement or disability and to beneficiaries of participants in the event of the participant's death. The amounts expensed by the Company related to this plan were $6,206, $5,927 and $5,853 for 2009, 2008 and 2007, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Heath care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $1,500, $1,152 and $1,108 in 2009, 2008 and 2007, respectively, as claims were incurred. During 2009, 2008 and 2007 the Company incurred expenses related to retirement benefits of $981, $1,284 and $1,522, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                                DECEMBER 31,
                                    2009            2008            2007
--------------------------------------------------------------------------------
Beginning balance                   $43,020         $50,575         $63,571
 Costs deferred                      38,608          35,680          33,063
 Amortization                       (43,720)        (43,235)        (39,724)
 Cumulative effect of change in
  accounting principle                   --              --          (6,335)
                                  ---------       ---------       ---------
                  ENDING BALANCE    $37,908         $43,020         $50,575
                                  ---------       ---------       ---------

13. GOODWILL, VOBA AND INTANGIBLES

Information about goodwill is as follows:

                                    GOODWILL FOR THE YEARS ENDED DECEMBER 31,
                                     2009             2008              2007
--------------------------------------------------------------------------------
Balance as of January 1:            $156,817          $156,817          $156,817
 Impairments*                        (75,244)               --                --
                                  ----------       -----------       -----------
 Goodwill                            156,817           156,817           156,817
 Accumulated impairment losses       (75,244)               --                --
                                  ----------       -----------       -----------
      BALANCE AS OF DECEMBER 31:     $81,573          $156,817          $156,817
                                  ----------       -----------       -----------

*   See Notes 2 and 4 for further information.

In accordance with ASC Topic 350, goodwill is deemed to have an indefinite life and should not be amortized, but rather must be tested, at least annually, for impairment. In addition, goodwill should be tested for impairment between annual tests if an event occurs or circumstances change that would "more likely than not" reduce the fair value of the reporting unit below its net book value.

The goodwill impairment test has two steps. Step 1 of the test identifies potential impairments, by comparing the estimated fair value of the Company to its net book value. If the estimated fair value exceeds its net book value, there is no impairment of goodwill and Step 2 is unnecessary. However, if the net book value exceeds the estimated fair value, then Step 1 is failed, and Step 2 is performed to determine the amount of the potential impairment.

Since the Company failed the Step 1 test, we were required to perform a Step 2 test to determine the amount of the potential impairment. Step 2 utilizes acquisition accounting guidance and requires the fair value calculation of all individual assets and liabilities of the Company (excluding goodwill, but including any unrecognized intangible assets). The net fair value of assets less liabilities is then compared to the total estimated fair value as calculated in Step 1. The excess of estimated fair value over the net asset value equals the implied fair value of goodwill. The implied fair value of goodwill is then compared to the carrying value of goodwill to determine the Company's goodwill impairment. Based on our Step 2 test it was determined that 48% of the goodwill of the Company was impaired, resulting in a non-cash charge of $75,244. This impairment reflects the challenging near term growth environment for the Company and an increased net book value, primarily related to its investment portfolio. Management remains confident in the long-term prospects of the Company.

Information about VOBA and intangibles are as follows:

                                VOBA FOR THE YEARS ENDED DECEMBER 31,          INTANGIBLES FOR THE YEARS ENDED DECEMBER 31,
                                2009            2008            2007             2009              2008              2007
---------------------------------------------------------------------------------------------------------------------------------
Beginning Balance               $21,461         $22,816         $26,667         $25,485           $27,273           $29,061
 Acquisitions                        --           2,088              --              --                --                --
 Amortization, net of
  interest accrued               (2,678)         (3,443)         (3,851)         (1,788)           (1,788)           (1,788)
                              ---------       ---------       ---------       ---------         ---------         ---------
              ENDING BALANCE    $18,783         $21,461         $22,816         $23,697           $25,485           $27,273
                              ---------       ---------       ---------       ---------         ---------         ---------

As of December 31, 2009, the majority of the outstanding balance of VOBA relates to the Company's preneed business. VOBA in this segment assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2009 the estimated amortization of VOBA for the next five years and thereafter is as follows:

YEAR                                                                    AMOUNT
--------------------------------------------------------------------------------
2010                                                                      $2,086
2011                                                                       1,863
2012                                                                       1,729
2013                                                                       1,550
2014                                                                       1,425
Thereafter                                                                10,130
                                                                       ---------
                                                                TOTAL    $18,783
                                                                       ---------

Intangibles assets that have finite lives, including customer relationships, customer contracts and other intangible assets are amortized over their estimated useful lives. At December 31, 2009, the estimated amortization of intangibles with finite lives for the next five years is as follows:

YEAR                                                                    AMOUNT
--------------------------------------------------------------------------------
2010                                                                      $1,788
2011                                                                       1,788
2012                                                                       1,788
2013                                                                       1,788
2014                                                                       1,788
Thereafter                                                                14,757
                                                                       ---------
                                                                TOTAL    $23,697
                                                                       ---------

14. OTHER COMPREHENSIVE INCOME (LOSS)

The Company's components of other comprehensive income (loss) net of tax at December 31 are as follows:

                                                                                                          ACCUMULATED OTHER
                                                             UNREALIZED GAINS                           COMPREHENSIVE INCOME
                                                          (LOSSES) ON SECURITIES       OTTI                    (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                         $5,696              $ --                     $5,696
Activity in 2008                                                   (171,408)               --                   (171,408)
                                                                -----------          --------                -----------
Balance at December 31, 2008                                       (165,712)               --                   (165,712)
                                                                -----------          --------                -----------
Cumulative effect of change in accounting principle
 (after-tax) (1)                                                    (14,203)           (2,221)                   (16,424)
                                                                -----------          --------                -----------
Activity in 2009                                                    210,552             6,177                    216,729
                                                                -----------          --------                -----------
                          BALANCE AT DECEMBER 31, 2009              $30,637            $3,956                    $34,593
                                                                -----------          --------                -----------

(1) Related to the adoption of the new OTTI guidance for debt securities. See Notes 3 and 4 for further information.

The amounts in the unrealized gains (losses) on securities column are net of reclassification adjustments of $(14,951), $(82,824) and $(13,827), net of tax, in 2009, 2008 and 2007, respectively, for net realized gains (losses) on sales of securities included in net income. The amounts in the OTTI column are net of reclassification adjustments of $(753), net of tax, in 2009, for net realized gains (losses) on sales of securities included in net income.

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2009, 2008 and 2007, were $33,398, $28,525 and $27,581, respectively. Net expenses paid to affiliates were $12,986, $25,324 and $26,714, for the years ended December 31, 2009, 2008 and 2007. Information technology expenses were $20,309, $22,451and $43,369 for years ended December 31, 2009, 2008 and 2007, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on its own.

In, 2008, the Company assumed the remaining business not already reinsured through an existing, but amended agreement with its affiliate, UFLIC. Later in 2008, Assurant sold UFLIC to IA American Life Insurance Company. The Company has assumed premiums from IA American Life Insurance Company of $8,157 and $9,450 and reserves of $473,088 and $498,663 for the years ended December 31, 2009 and 2008 respectively. In 2007, premiums and reserves assumed from UFLIC were $8,146 and $520,904, respectively.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLICONY"). The Company assumed $4,777, $7,806 and $6,813 of premiums from USLICONY in 2009, 2008 and 2007, respectively. The Company assumed $30,149, $30,802 and $29,569 of reserves in 2009, 2008 and 2007, respectively, from USLICONY. This agreement between the Company and its affiliate USICONY was discontinued effective January 1st, 2010, for new incurrals.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2009, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2010                                                                      $8,463
2011                                                                       7,158
2012                                                                       2,196
2013                                                                       1,109
2014                                                                         503
Thereafter                                                                   769
                                                                       ---------
                                  TOTAL MINIMUM FUTURE LEASE PAYMENTS    $20,198
                                                                       ---------

Rent expense was $8,760, $7,961 and $8,277 for 2009, 2008 and 2007,
respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, the Company does not believe that any pending matter will have a material adverse effect individually or in the aggregate, on the Company's financial condition, results of operations or cash flows.

On January 21, 2010, the SEC filed a civil complaint in the United States District Court for the Southern District of New York in connection with the previously disclosed SEC investigation into a finite reinsurance arrangement entered into by the Parent. In the complaint, the SEC charged the Parent with violating Sections 13(a), 13(b)(2)(A) and 13(b)(2)(B) of the Securities Exchange Act of 1934, as amended, and Rules 12b-20, 13a-11 and 13a-13 thereunder. As previously disclosed by the Parent in a Current Report on Form 8-K on January 21, 2010, the Parent entered into a settlement with the SEC in which the Parent consented, without admitting or denying the allegations in the complaint, to the entry of a judgment requiring payment of a civil penalty of $3,500 and enjoining the Parent from violating the aforementioned federal securities laws. The court approved the settlement in a final judgment entered on January 25, 2010 and the Parent has paid the penalty.

As part of the settlement, the SEC granted permanent relief to the Company, exempting it from limitations on serving as depositor to investment companies under Section 9(a) of the Investment Company Act of 1940.

In the course of implementing procedures for compliance with the new mandatory reporting requirements under the Medicare, Medicaid, and SCHIP Extension Act of 2007, the Parent's Health segment identified a possible ambiguity in the Medicare Secondary Payer Act and related regulations about which the Company has since had a meeting with representatives of the Centers for Medicare and Medicaid Services ("CMS"). The Parent believes that its historical interpretation and application of such laws and regulations is correct and has requested that CMS issue a written determination to that effect. CMS has not made a determination. The Company does not believe that any loss relating to this issue is probable, nor can the Company make any estimate of any possible loss or range of possible loss associated with this issue.

17. BUSINESS COMBINATIONS

On October 1, 2009, the Company acquired, through a reinsurance agreement, a block of business from Shenandoah Life Insurance Company ("Shenandoah"). The Company will assume, on a coinsurance basis, 100% of the group life, disability, dental and vision insurance business in force with Shenandoah. There were no goodwill or intangible assets associated with this agreement.

18. SUBSEQUENT EVENTS

On March 23, 2010, President Obama signed the Patient Protection and Affordable Care Act into law. The Company is in the process of evaluating the law's impact on its operations, which may be materially adverse.

                        UNION SECURITY INSURANCE COMPANY
                              AT DECEMBER 31, 2009
  SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER -- THAN -- INVESTMENTS IN RELATED
                                    PARTIES

                                                       COST OR                                     AMOUNT AT
                                                      AMORTIZED             FAIR                WHICH SHOWN IN
                                                        COST                VALUE                BALANCE SHEET
                                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government                   $2,888              $3,012                   $3,012
  agencies and authorities
 States, municipalities and political                      58,962              58,394                   58,394
  subdivisions
 Foreign governments                                       34,969              35,128                   35,128
 Asset-backed                                               3,782               3,780                    3,780
 Commercial mortgage-backed                                20,369              20,322                   20,322
 Residential mortgage-backed                              122,036             127,529                  127,529
 Corporate                                              2,250,259           2,307,698                2,307,698
                                                    -------------       -------------            -------------
              TOTAL FIXED MATURITY SECURITIES           2,493,265           2,555,863                2,555,863
                                                    -------------       -------------            -------------
EQUITY SECURITIES:
 Non-redeemable preferred stocks                          160,510             157,993                  157,993
 Commercial mortgage loans on real estate, at             772,912             782,922                  772,912
  amortized cost
 Policy loans                                              13,981              13,981                   13,981
 Short-term investments                                    70,367              70,367                   70,367
 Collateral held under securities lending                 108,186             106,896                  106,896
 Other investments                                         88,736              88,736                   88,736
                                                    -------------       -------------            -------------
                            TOTAL INVESTMENTS          $3,707,957          $3,776,758               $3,766,748
                                                    -------------       -------------            -------------

                        UNION SECURITY INSURANCE COMPANY
               FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 & 2007
              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

                                      FUTURE
                DEFERRED              POLICY                                  CLAIMS AND
               ACQUISITION         BENEFITS AND           UNEARNED             BENEFITS         PREMIUM
                  COSTS              EXPENSES             PREMIUMS             PAYABLE          REVENUES
---------------------------------------------------------------------------------------------------------
2009             $37,908            $2,675,069             $37,692            $1,751,501       $1,092,512
                 -------            ----------            --------            ----------       ----------
2008             $43,020            $2,687,488             $35,962            $1,778,563       $1,173,790
                 -------            ----------            --------            ----------       ----------
2007             $50,575            $2,675,363             $40,147            $1,840,353       $1,259,930
                 -------            ----------            --------            ----------       ----------

                                      BENEFITS           AMORTIZATION
                                   CLAIMS, LOSSES         OF DEFERRED
                    NET                  AND                POLICY               OTHER*
                INVESTMENT           SETTLEMENT           ACQUISITION           OPERATING
                  INCOME              EXPENSES               COSTS              EXPENSES
----------  ----------------------------------------------------------------------------------
2009              $216,725             $849,531              $43,720             $418,264
                 ---------            ---------            ---------            ---------
2008              $238,451             $889,498              $43,235             $357,217
                 ---------            ---------            ---------            ---------
2007              $286,235             $934,609              $39,724             $386,957
                 ---------            ---------            ---------            ---------

*   Includes goodwill impairment and other expenses

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2009
                           SCHEDULE IV -- REINSURANCE

                                                                                                         ASSUMED FROM
                                                                          CEDED TO OTHER                    OTHER
                                             DIRECT AMOUNT                   COMPANIES                    COMPANIES

                                                                          (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                        $74,478,037                   $14,220,902                   $8,661,374
                                             -------------                 -------------                 ------------
PREMIUMS:
 Life insurance                                    314,216                       112,043                       11,258
 Accident and health insurance                     843,340                        89,845                      125,586
                                             -------------                 -------------                 ------------
                 TOTAL EARNED PREMIUMS          $1,157,556                      $201,888                     $136,844
                                             -------------                 -------------                 ------------
BENEFITS:
 Life insurance                                   $457,403                      $290,203                      $31,302
 Accident and health insurance                     678,945                       139,858                      111,942
                                             -------------                 -------------                 ------------
           TOTAL POLICYHOLDER BENEFITS          $1,136,348                      $430,061                     $143,244
                                             -------------                 -------------                 ------------

                                                                   PERCENTAGE
                                                                    OF AMOUNT
                                                                     ASSUMED
                                                                     TO NET
                                              NET AMOUNT
                                                     (IN THOUSANDS)
--------------------------------------  ----------------------------------------
LIFE INSURANCE IN FORCE                         68,918,509             12.6%
                                             -------------
PREMIUMS:
 Life insurance                                    213,431              5.3%
 Accident and health insurance                     879,081             14.3%
                                             -------------
                 TOTAL EARNED PREMIUMS          $1,092,512             12.5%
                                             -------------
BENEFITS:
 Life insurance                                   $198,502             15.8%
 Accident and health insurance                     651,029             17.2%
                                             -------------
           TOTAL POLICYHOLDER BENEFITS            $849,531             16.9%
                                             -------------

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2008
                           SCHEDULE IV -- REINSURANCE

                                                                                                         ASSUMED FROM
                                                                          CEDED TO OTHER                    OTHER
                                             DIRECT AMOUNT                   COMPANIES                    COMPANIES

                                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                        $80,291,791                   $14,159,840                   $1,734,842
                                             -------------                 -------------                 ------------
PREMIUMS:
 Life insurance                                    350,710                       127,910                        9,861
 Accident and health insurance                     901,072                        87,337                      127,394
                                             -------------                 -------------                 ------------
                 TOTAL EARNED PREMIUMS          $1,251,782                      $215,247                     $137,255
                                             -------------                 -------------                 ------------
BENEFITS:
 Life insurance                                   $606,408                      $439,880                      $34,399
 Accident and health insurance                     666,924                        95,127                      116,774
                                             -------------                 -------------                 ------------
           TOTAL POLICYHOLDER BENEFITS          $1,273,332                      $535,007                     $151,173
                                             -------------                 -------------                 ------------

                                                              PERCENTAGE
                                                               OF AMOUNT
                                                                ASSUMED
                                                                TO NET
                                         NET AMOUNT
                                                  (IN THOUSANDS)
--------------------------------------  -----------------------------------
LIFE INSURANCE IN FORCE                   $67,866,793              2.6%
                                        -------------
PREMIUMS:
 Life insurance                               232,661              4.2%
 Accident and health insurance                941,129             13.5%
                                        -------------
                 TOTAL EARNED PREMIUMS     $1,173,790             11.7%
                                        -------------
BENEFITS:
 Life insurance                              $200,927             17.1%
 Accident and health insurance                688,571             17.0%
                                        -------------
           TOTAL POLICYHOLDER BENEFITS       $889,498             17.0%
                                        -------------

                        UNION SECURITY INSURANCE COMPANY
                     FOR THE YEARS ENDED DECEMBER 31, 2007
                           SCHEDULE IV -- REINSURANCE

                                                                                                         ASSUMED FROM
                                                                          CEDED TO OTHER                    OTHER
                                             DIRECT AMOUNT                   COMPANIES                    COMPANIES

                                                                            (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
LIFE INSURANCE IN FORCE                        $84,912,189                   $15,365,458                   $1,641,309
                                             -------------                 -------------                 ------------
PREMIUMS:
 Life insurance                                    380,188                       142,295                       11,322
 Accident and health insurance                     917,129                        84,219                      177,805
                                             -------------                 -------------                 ------------
                 TOTAL EARNED PREMIUMS          $1,297,317                      $226,514                     $189,127
                                             -------------                 -------------                 ------------
BENEFITS:
 Life insurance                                   $777,527                      $592,582                      $32,556
 Accident and health insurance                     622,418                        81,665                      176,355
                                             -------------                 -------------                 ------------
           TOTAL POLICYHOLDER BENEFITS          $1,399,945                      $674,247                     $208,911
                                             -------------                 -------------                 ------------

                                                              PERCENTAGE
                                                               OF AMOUNT
                                                                ASSUMED
                                                                TO NET
                                         NET AMOUNT
                                                  (IN THOUSANDS)
--------------------------------------  -----------------------------------
LIFE INSURANCE IN FORCE                   $71,188,040              2.3%
                                        -------------
PREMIUMS:
 Life insurance                               249,215              4.5%
 Accident and health insurance              1,010,715             17.6%
                                        -------------
                 TOTAL EARNED PREMIUMS     $1,259,930             15.0%
                                        -------------
BENEFITS:
 Life insurance                              $217,501             15.0%
 Accident and health insurance                717,108             24.6%
                                        -------------
           TOTAL POLICYHOLDER BENEFITS       $934,609             22.4%
                                        -------------

                        UNION SECURITY INSURANCE COMPANY
                     AS OF DECEMBER 31, 2009, 2008 AND 2007

                SCHEDULE V -- VALUATION AND QUALIFYING ACCOUNTS

                                            BALANCE AT                            ADDITIONS
                                           BEGINNING OF           CHARGED TO                 CHARGED TO
                                               YEAR               COSTS AND                     OTHER
                                                                  EXPENSES                    ACCOUNTS
                                                                  (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------
2009:
 Valuation allowance for deferred tax
  assets                                        $7,195                   $(390)                 $3,610
 Valuation allowance for mortgage
  loans on real estate                           3,252                   5,300                      --
 Valuation allowance for uncollectible
  agents balances                                4,840                     (21)                     --
                                             ---------                 -------                 -------
                                 TOTAL         $15,287                  $4,889                  $3,610
                                             ---------                 -------                 -------
2008:
 Valuation allowance for deferred tax
  assets                                          $ --                  $7,195                    $ --
 Valuation allowance for mortgage
  loans on real estate                           3,018                     234                      --
 Valuation allowance for uncollectible
  agents balances                                5,622                    (424)                     --
                                             ---------                 -------                 -------
                                 TOTAL          $8,640                  $7,005                    $ --
                                             ---------                 -------                 -------
2007:
 Valuation allowance for mortgage
  loans on real estate                          $2,706                    $319                    $ --
 Valuation allowance for uncollectible
  agents balances                                6,613                    (953)                     --
                                             ---------                 -------                 -------
                                 TOTAL          $9,319                   $(634)                   $ --
                                             ---------                 -------                 -------


                                                                       BALANCE AT
                                                                         END OF
                                               DEDUCTIONS                 YEAR
                                                        (IN THOUSANDS)
--------------------------------------  ----------------------------------------------
2009:
 Valuation allowance for deferred tax
  assets                                           $ --                   $10,415
 Valuation allowance for mortgage
  loans on real estate                               --                     8,552
 Valuation allowance for uncollectible
  agents balances                                     8                    $4,811
                                                  -----                 ---------
                                 TOTAL               $8                   $23,778
                                                  -----                 ---------
2008:
 Valuation allowance for deferred tax
  assets                                           $ --                    $7,195
 Valuation allowance for mortgage
  loans on real estate                               --                     3,252
 Valuation allowance for uncollectible
  agents balances                                   358                     4,840
                                                  -----                 ---------
                                 TOTAL             $358                   $15,287
                                                  -----                 ---------
2007:
 Valuation allowance for mortgage
  loans on real estate                               $7                    $3,018
 Valuation allowance for uncollectible
  agents balances                                    38                     5,622
                                                  -----                 ---------
                                 TOTAL              $45                    $8,640
                                                  -----                 ---------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Fortis Benefits Insurance Company ("Fortis") authorizing the establishment of the Separate Account.(1)
(b)    Not Applicable.
(c)    Principal Underwriter and Servicing Agreement.(1)
(d)    Form of Variable Life Insurance Policy.(2)
(e)    Form of Application for Variable Life Insurance Policy.(1)
(f)    (1)    Restated Articles of Incorporation of Union Security Insurance
              Company(3)
       (3)    Restated Bylaws of Union Security Insurance Company(3)
(g)    Form of Reinsurance Contract.(4)
(h)    Form of Participation Agreement.(4)
(i)    Not Applicable.
(j)    Not Applicable.
(k)    Opinion and consent.
(l)    Not Applicable.
(m)    Not Applicable.
(n)    (1)    Consent of PricewaterhouseCoopers LLP, Independent Registered
              Public Accounting Firm.
       (2)    Consent of Deloitte & Touche LLP.
(o)    No financial statement will be omitted.
(p)    Not Applicable.
(q)    Memorandum describing transfer and redemption procedures.(5)
(r)    Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 33-65243 filed with the Commission on April 22, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 33-03919 filed with the Commission on April 22, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement File No. 333-63935 filed with the Commission on November 16, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701, filed with the commission on April 19, 2002.

(5) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement File No. 33-65243, filed with the Securities and Exchange Commission on May 29, 1996.

ITEM 27.  OFFICERS AND DIRECTORS.

                                              POSITION AND OFFICES
NAME AND ADDRESS                                 WITH DEPOSITOR
---------------------------------------------------------------------------------
Miles Yakre (1)                Senior Vice President, Chief Financial Officer,
                               and Treasurer
S. Craig Lemasters (2)         Director
Michael J. Peninger (3)        Chairman of the Board
Sylvia Wagner (3)              Director
John Steven Roberts (1)        President and Chief Executive Officer, Director
Christopher J. Pagano (3)      Director

------------

(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, File No. 033-65243, filed on April 30, 2010.

ITEM 29:  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Kansas law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

     (b) Partial list of Officers and Directors of Woodbury Financial Services,
     Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                                 TITLE
--------------------------------------------------------------------------------------------------------
Richard Fergesen*              Chief Financial Officer, Senior Vice President, Financial Principal and
                               Director
Patrick H. McEvoy*             Chief Executive Officer, President and Director
Brian Murphy**                 Chairman and Director
Mark Sides*                    Chief Legal Officer and Assistant Secretary
John N. Giamalis***            Senior Vice President and Treasurer
Michael J. Fixer***            Assistant Vice President and Assistant Treasurer

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125

**  Address: 200 Hopmeadow Street, Simsbury, CT 06089

*** Address: Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                         576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                        7755 3rd Street North, Oakdale, MN 55128
Hartford Administrative Services Company                  500 Bielenberg Drive, Woodbury, MN 55125

ITEM 32.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security ultimately remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the general account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Union Security hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Union Security.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of April, 2010.

VARIABLE ACCOUNT C
(Registrant)

By:    John Steven Roberts                  *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       John Steven Roberts                         Lisa M. Proch
       President and Chief Executive               Attorney-in-Fact
       Officer, Director*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------
       John Steven Roberts
       President and Chief Executive
       Officer, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Miles Yakre, Senior Vice President, Chief Financial Officer,
 and Treasurer*
S. Craig Lemasters, Director*
Michael J. Peninger, Chairman of the Board*
Sylvia Wagner, Director*                                      *By:   /s/ Lisa M. Proch
                                                                     ------------------------------
John Steven Roberts, President and Chief Executive Officer,          Lisa M. Proch
 Director*                                                           Attorney-in-Fact
Christopher J. Pagano, Director*                              Date:  April 30, 2010

33-28551

                                 EXHIBIT INDEX

      1.1  Opinion and Consent of Counsel.
      1.2  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
      1.3  Consent of Deloitte & Touche LLP.
      1.4  Copy of Power of Attorney.